UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5628
Name of Registrant: Vanguard Malvern Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2011
Item 1: Schedule of Investments

Vanguard Asset Allocation Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (59.4%)[1]
Consumer Discretionary (6.9%)
McDonald's Corp.	150,549	15,105
Walt Disney Co.	257,355	9,651
Home Depot Inc.	228,379	9,601
* Amazon.com Inc.	52,902	9,157
Comcast Corp. Class A	322,615	7,649
* Ford Motor Co.	516,589	5,559
Time Warner Inc.	152,289	5,504
News Corp. Class A	299,471	5,343
NIKE Inc. Class B	52,202	5,031
Starbucks Corp.	109,030	5,016
Target Corp.	93,784	4,804
Lowe's Cos. Inc.	184,474	4,682
* DIRECTV Class A	107,782	4,609
Yum! Brands Inc.	67,876	4,005
TJX Cos. Inc.	55,511	3,583
Viacom Inc. Class B	76,551	3,476
* priceline.com Inc.	7,245	3,389
Johnson Controls Inc.	99,597	3,113
Time Warner Cable Inc.	47,535	3,022
Coach Inc.	42,386	2,587
CBS Corp. Class B	91,582	2,486
* General Motors Co.	114,272	2,316
* Las Vegas Sands Corp.	53,364	2,280
Carnival Corp.	66,694	2,177
* Bed Bath & Beyond Inc.	36,422	2,111
Macy's Inc.	62,177	2,001
McGraw-Hill Cos. Inc.	44,157	1,986
Kohl's Corp.	38,829	1,916
Omnicom Group Inc.	41,019	1,829
Comcast Corp.	77,288	1,821
VF Corp.	12,885	1,636
Ross Stores Inc.	34,068	1,619
* O'Reilly Automotive Inc.	19,959	1,596
* Chipotle Mexican Grill Inc. Class A	4,597	1,553
Limited Brands Inc.	36,898	1,489
* Dollar Tree Inc.	17,693	1,470
Staples Inc.	103,717	1,441
Mattel Inc.	50,275	1,396
Genuine Parts Co.	22,754	1,393
Starwood Hotels & Resorts Worldwide Inc.	28,724	1,378
Harley-Davidson Inc.	34,795	1,352
* Liberty Interactive Corp. Class A	83,115	1,348
Wynn Resorts Ltd.	11,957	1,321
Nordstrom Inc.	25,232	1,254
Ralph Lauren Corp. Class A	9,052	1,250
* Liberty Media Corp. - Liberty Capital Class A	15,979	1,247
Marriott International Inc. Class A	41,437	1,209
* AutoZone Inc.	3,655	1,188
Tiffany & Co.	17,465	1,157

Best Buy Co. Inc.	46,901	1,096
Gap Inc.	56,787	1,053
* Dollar General Corp.	24,817	1,021
* BorgWarner Inc.	16,004	1,020
Family Dollar Stores Inc.	17,503	1,009
* Sirius XM Radio Inc.	553,185	1,007
* CarMax Inc.	33,015	1,006
* Apollo Group Inc. Class A	18,027	971
Virgin Media Inc.	43,240	924
Wyndham Worldwide Corp.	24,063	910
Darden Restaurants Inc.	19,424	885
* Liberty Global Inc. Class A	21,124	867
PetSmart Inc.	16,666	855
DISH Network Corp. Class A	29,990	854
* Discovery Communications Inc. Class A	20,335	833
JC Penney Co. Inc.	23,258	818
International Game Technology	43,828	754
Advance Auto Parts Inc.	10,797	752
H&R Block Inc.	44,416	725
Tractor Supply Co.	10,312	723
* Discovery Communications Inc.	18,648	703
Autoliv Inc.	13,092	700
Interpublic Group of Cos. Inc.	71,003	691
* Lululemon Athletica Inc.	14,689	685
Newell Rubbermaid Inc.	42,411	685
* Liberty Global Inc.	17,292	683
Garmin Ltd.	16,841	670
PVH Corp.	9,035	637
Abercrombie & Fitch Co.	12,661	618
Gentex Corp.	20,799	615
* Fossil Inc.	7,750	615
Lear Corp.	15,402	613
* LKQ Corp.	20,058	603
* Panera Bread Co. Class A	4,155	588
News Corp. Class B	31,185	567
Hasbro Inc.	17,720	565
Scripps Networks Interactive Inc. Class A	13,107	556
Signet Jewelers Ltd.	12,525	551
Whirlpool Corp.	11,369	539
* Netflix Inc.	7,758	538
Polaris Industries Inc.	9,485	531
DR Horton Inc.	42,041	530
Foot Locker Inc.	22,235	530
Dick's Sporting Goods Inc.	14,235	525
* Mohawk Industries Inc.	8,719	522
Williams-Sonoma Inc.	13,532	521
* MGM Resorts International	49,874	520
* Tempur-Pedic International Inc.	9,857	518
* Urban Outfitters Inc.	18,606	513
* TRW Automotive Holdings Corp.	15,700	512
Royal Caribbean Cruises Ltd.	20,623	511
* GameStop Corp. Class A	21,139	510
* NVR Inc.	737	506
* Goodyear Tire & Rubber Co.	35,580	504
Tupperware Brands Corp.	8,685	486
Leggett & Platt Inc.	20,453	471
* Ulta Salon Cosmetics & Fragrance Inc.	7,230	469

Gannett Co. Inc.	34,809	465
* Toll Brothers Inc.	21,665	442
Cablevision Systems Corp. Class A	30,595	435
* Deckers Outdoor Corp.	5,644	427
* Big Lots Inc.	11,273	426
Expedia Inc.	14,604	424
* GNC Holdings Inc.	14,303	414
American Eagle Outfitters Inc.	26,042	398
Lennar Corp. Class A	20,058	394
* Under Armour Inc. Class A	5,433	390
Jarden Corp.	12,998	388
Harman International Industries Inc.	10,126	385
* Penn National Gaming Inc.	10,002	381
* Sally Beauty Holdings Inc.	18,019	381
Service Corp. International	35,651	380
* TripAdvisor Inc.	14,604	368
* Charter Communications Inc. Class A	6,441	367
* Visteon Corp.	7,213	360
DeVry Inc.	9,324	359
Rent-A-Center Inc.	9,144	338
* PulteGroup Inc.	52,254	330
* Carter's Inc.	8,194	326
Brinker International Inc.	11,930	319
* Hanesbrands Inc.	14,499	317
* Warnaco Group Inc.	6,180	309
Guess? Inc.	9,854	294
John Wiley & Sons Inc. Class A	6,605	293
Sotheby's	10,251	292
Aaron's Inc.	10,805	288
* AMC Networks Inc. Class A	7,514	282
Chico's FAS Inc.	25,212	281
* Ascena Retail Group Inc.	9,427	280
Weight Watchers International Inc.	4,992	275
* Tenneco Inc.	9,154	273
* Dana Holding Corp.	22,175	269
* Life Time Fitness Inc.	5,755	269
Wolverine World Wide Inc.	7,501	267
Washington Post Co. Class B	705	266
* Lamar Advertising Co. Class A	9,367	258
Six Flags Entertainment Corp.	6,204	256
Cinemark Holdings Inc.	13,837	256
* Hyatt Hotels Corp. Class A	6,743	254
* Bally Technologies Inc.	6,377	252
Wendy's Co.	46,477	249
* AutoNation Inc.	6,720	248
* Madison Square Garden Co. Class A	8,482	243
* Cheesecake Factory Inc.	8,180	240
Brunswick Corp.	12,981	234
* Domino's Pizza Inc.	6,890	234
Dillard's Inc. Class A	5,118	230
HSN Inc.	6,320	229
Morningstar Inc.	3,773	224
Men's Wearhouse Inc.	6,918	224
* Express Inc.	11,177	223
* Genesco Inc.	3,578	221
Pool Corp.	7,190	216
Vail Resorts Inc.	5,066	215

Hillenbrand Inc.	9,464	211
* Pier 1 Imports Inc.	15,018	209
* JOS A Bank Clothiers Inc.	4,219	206
* Sears Holdings Corp.	6,449	205
* Dunkin' Brands Group Inc.	8,179	204
* Tesla Motors Inc.	7,127	204
* Steven Madden Ltd.	5,676	196
* ANN Inc.	7,897	196
* Childrens Place Retail Stores Inc.	3,612	192
Group 1 Automotive Inc.	3,685	191
* Buffalo Wild Wings Inc.	2,813	190
* Coinstar Inc.	4,088	187
* Hibbett Sports Inc.	4,034	182
Strayer Education Inc.	1,868	182
DSW Inc. Class A	4,075	180
* Iconix Brand Group Inc.	11,048	180
* Live Nation Entertainment Inc.	21,634	180
Buckle Inc.	4,373	179
* Crocs Inc.	12,039	178
* WMS Industries Inc.	8,628	177
* DreamWorks Animation SKG Inc. Class A	10,573	175
* Aeropostale Inc.	11,409	174
Monro Muffler Brake Inc.	4,480	174
* BJ's Restaurants Inc.	3,811	173
Choice Hotels International Inc.	4,513	172
* Saks Inc.	17,465	170
* Cabela's Inc.	6,672	170
Thor Industries Inc.	6,171	169
* 99 Cents Only Stores	7,674	168
Meredith Corp.	5,037	164
* ITT Educational Services Inc.	2,786	159
Cracker Barrel Old Country Store Inc.	3,144	158
RadioShack Corp.	16,182	157
Finish Line Inc. Class A	8,097	156
* Vitamin Shoppe Inc.	3,903	156
Bob Evans Farms Inc.	4,607	155
Regal Entertainment Group Class A	12,526	150
Texas Roadhouse Inc. Class A	9,924	148
* Jack in the Box Inc.	7,060	148
* Valassis Communications Inc.	7,615	146
* New York Times Co. Class A	18,798	145
Arbitron Inc.	4,208	145
Matthews International Corp. Class A	4,546	143
Jones Group Inc.	13,471	142
Regis Corp.	8,449	140
* Orient-Express Hotels Ltd. Class A	18,003	134
* Gaylord Entertainment Co.	5,551	134
* Select Comfort Corp.	6,139	133
* Education Management Corp.	4,756	133
* Liz Claiborne Inc.	15,048	130
* Collective Brands Inc.	8,786	126
* Papa John's International Inc.	3,252	123
* La-Z-Boy Inc.	9,710	116
Ethan Allen Interiors Inc.	4,869	115
* Scientific Games Corp. Class A	11,880	115
* Helen of Troy Ltd.	3,753	115
Cooper Tire & Rubber Co.	8,175	115

* American Public Education Inc.	2,602	113
Penske Automotive Group Inc.	5,841	112
* True Religion Apparel Inc.	3,212	111
CEC Entertainment Inc.	3,222	111
* Shuffle Master Inc.	9,248	108
Scholastic Corp.	3,614	108
* Pinnacle Entertainment Inc.	10,402	106
Sturm Ruger & Co. Inc.	3,111	104
* Peet's Coffee & Tea Inc.	1,601	100
International Speedway Corp. Class A	3,944	100
* Office Depot Inc.	46,116	99
PF Chang's China Bistro Inc.	3,174	98
* Shutterfly Inc.	4,305	98
* DineEquity Inc.	2,320	98
Ryland Group Inc.	6,102	96
* Career Education Corp.	11,884	95
* Charming Shoppes Inc.	19,103	94
MDC Holdings Inc.	5,235	92
National CineMedia Inc.	7,343	91
* Interval Leisure Group Inc.	6,497	88
Cato Corp. Class A	3,587	87
Fred's Inc. Class A	5,897	86
* iRobot Corp.	2,877	86
Sinclair Broadcast Group Inc. Class A	7,579	86
* Blue Nile Inc.	2,029	83
* Meritage Homes Corp.	3,556	82
* Quiksilver Inc.	22,831	82
Oxford Industries Inc.	1,825	82
* Lions Gate Entertainment Corp.	9,895	82
* Vera Bradley Inc.	2,512	81
Belo Corp. Class A	12,802	81
* Grand Canyon Education Inc.	5,010	80
* Zumiez Inc.	2,873	80
Stewart Enterprises Inc. Class A	13,715	79
PEP Boys-Manny Moe & Jack	7,158	79
Sonic Automotive Inc. Class A	5,278	78
* Ascent Capital Group Inc. Class A	1,541	78
* American Axle & Manufacturing Holdings Inc.	7,884	78
* Ruby Tuesday Inc.	11,237	78
* Knology Inc.	5,458	78
* Skechers U.S.A. Inc. Class A	6,337	77
* Biglari Holdings Inc.	205	76
KB Home	11,010	74
Superior Industries International Inc.	4,447	74
* Capella Education Co.	2,034	73
* Marriott Vacations Worldwide Corp.	4,233	73
* Steiner Leisure Ltd.	1,599	73
Stage Stores Inc.	5,185	72
Ameristar Casinos Inc.	4,119	71
* Krispy Kreme Doughnuts Inc.	10,849	71
* Asbury Automotive Group Inc.	3,289	71
American Greetings Corp. Class A	5,602	70
Lithia Motors Inc. Class A	3,204	70
* Drew Industries Inc.	2,840	70
Columbia Sportswear Co.	1,492	69
* Sonic Corp.	10,159	68
* K12 Inc.	3,659	66

* Bridgepoint Education Inc.	2,812	65
* Boyd Gaming Corp.	8,474	63
Churchill Downs Inc.	1,199	63
* Modine Manufacturing Co.	6,605	62
* Amerigon Inc.	4,322	62
* Barnes & Noble Inc.	4,254	62
* Standard Pacific Corp.	19,225	61
* Dorman Products Inc.	1,626	60
* Wet Seal Inc. Class A	18,233	59
* G-III Apparel Group Ltd.	2,291	57
* Maidenform Brands Inc.	3,016	55
HOT Topic Inc.	8,214	54
Jakks Pacific Inc.	3,782	53
* Red Robin Gourmet Burgers Inc.	1,921	53
Harte-Hanks Inc.	5,822	53
* OfficeMax Inc.	11,517	52
* Clear Channel Outdoor Holdings Inc. Class A	4,104	52
Brown Shoe Co. Inc.	5,770	51
Nutrisystem Inc.	3,857	50
Callaway Golf Co.	8,970	50
Movado Group Inc.	2,703	49
Standard Motor Products Inc.	2,363	47
* Federal-Mogul Corp.	3,205	47
* Rue21 Inc.	2,170	47
* Lumber Liquidators Holdings Inc.	2,625	46
* Denny's Corp.	12,326	46
Blyth Inc.	815	46
Marcus Corp.	3,659	46
* Cumulus Media Inc. Class A	13,749	46
* hhgregg Inc.	3,177	46
* Bravo Brio Restaurant Group Inc.	2,647	45
* Systemax Inc.	2,729	45
* Universal Technical Institute Inc.	3,466	44
* America's Car-Mart Inc.	1,119	44
* Universal Electronics Inc.	2,566	43
* West Marine Inc.	3,627	42
* Digital Generation Inc.	3,494	42
* Conn's Inc.	3,719	41
* Caribou Coffee Co. Inc.	2,926	41
Lennar Corp. Class B	2,570	40
* AFC Enterprises Inc.	2,652	39
* Arctic Cat Inc.	1,717	39
* Libbey Inc.	2,886	37
* Fuel Systems Solutions Inc.	2,129	35
* Exide Technologies	12,911	34
* Stein Mart Inc.	4,922	34
* EW Scripps Co. Class A	4,139	33
World Wrestling Entertainment Inc. Class A	3,553	33
* Leapfrog Enterprises Inc.	5,912	33
Core-Mark Holding Co. Inc.	806	32
* Rentrak Corp.	2,150	31
Destination Maternity Corp.	1,828	31
Haverty Furniture Cos. Inc.	2,647	29
* Winnebago Industries Inc.	3,936	29
* McClatchy Co. Class A	12,112	29
* Talbots Inc.	10,858	29
* Stoneridge Inc.	3,417	29

Speedway Motorsports Inc.	1,821	28
* Perry Ellis International Inc.	1,913	27
* Entercom Communications Corp. Class A	4,338	27
* Cavco Industries Inc.	652	26
* Kirkland's Inc.	1,932	26
* Journal Communications Inc. Class A	5,803	26
* Shoe Carnival Inc.	991	25
* Eastman Kodak Co.	38,680	25
* Steinway Musical Instruments Inc.	1,002	25
Carriage Services Inc. Class A	4,462	25
Mac-Gray Corp.	1,785	25
* Casual Male Retail Group Inc.	7,149	24
Bebe Stores Inc.	2,844	24
* Town Sports International Holdings Inc.	3,165	23
* Overstock.com Inc.	2,926	23
* Delta Apparel Inc.	1,200	23
* Great Wolf Resorts Inc.	7,685	22
* Midas Inc.	2,584	22
* Archipelago Learning Inc.	2,286	22
* Citi Trends Inc.	2,513	22
* Pacific Sunwear of California Inc.	12,700	22
National American University Holdings Inc.	2,855	22
* Zagg Inc.	3,028	21
Lincoln Educational Services Corp.	2,687	21
* Multimedia Games Holding Co. Inc.	2,666	21
* Corinthian Colleges Inc.	9,728	21
* Body Central Corp.	839	21
PetMed Express Inc.	2,001	21
Spartan Motors Inc.	4,299	21
CSS Industries Inc.	1,030	21
* Smith & Wesson Holding Corp.	4,633	20
Big 5 Sporting Goods Corp.	1,878	20
* Morgans Hotel Group Co.	3,272	19
* Monarch Casino & Resort Inc.	1,883	19
* Hovnanian Enterprises Inc. Class A	12,809	19
* Beazer Homes USA Inc.	7,274	18
* Vitacost.com Inc.	2,890	18
* Cost Plus Inc.	1,836	18
Outdoor Channel Holdings Inc.	2,394	18
* Benihana Inc. Class A	1,719	18
* MarineMax Inc.	2,661	17
* TravelCenters of America LLC	4,006	17
Weyco Group Inc.	670	16
* Fisher Communications Inc.	570	16
* M/I Homes Inc.	1,703	16
* Saga Communications Inc. Class A	436	16
* Tuesday Morning Corp.	4,721	16
* Zale Corp.	4,250	16
* Kid Brands Inc.	5,074	16
* Luby's Inc.	3,542	16
Bassett Furniture Industries Inc.	2,053	15
* Johnson Outdoors Inc. Class A	984	15
* Geeknet Inc.	873	15
* O'Charleys Inc.	2,700	15
* Bluegreen Corp.	5,266	15
Christopher & Banks Corp.	6,307	15
* Premier Exhibitions Inc.	5,980	15

* Valuevision Media Inc. Class A	7,754	15
AH Belo Corp. Class A	3,025	14
Collectors Universe	986	14
* K-Swiss Inc. Class A	4,829	14
Hooker Furniture Corp.	1,219	14
* Coldwater Creek Inc.	11,796	14
* US Auto Parts Network Inc.	3,160	14
Cherokee Inc.	1,165	14
Frisch's Restaurants Inc.	677	13
* Culp Inc.	1,539	13
* Nexstar Broadcasting Group Inc. Class A	1,663	13
* Gray Television Inc.	7,979	13
Flexsteel Industries Inc.	930	13
* Rick's Cabaret International Inc.	1,511	13
* Unifi Inc.	1,668	13
* Cambium Learning Group Inc.	4,188	13
* Marine Products Corp.	2,502	12
* Orbitz Worldwide Inc.	3,126	12
* Navarre Corp.	7,533	12
* Isle of Capri Casinos Inc.	2,476	12
* Rocky Brands Inc.	1,280	12
* Build-A-Bear Workshop Inc.	1,346	11
* Red Lion Hotels Corp.	1,533	11
* Heelys Inc.	5,728	11
* Black Diamond Inc.	1,414	11
* Tower International Inc.	935	10
* Shiloh Industries Inc.	1,172	10
* Ruth's Hospitality Group Inc.	1,915	10
* Stanley Furniture Co. Inc.	3,160	9
* Century Casinos Inc.	3,647	9
Winmark Corp.	163	9
* Gordmans Stores Inc.	729	9
* Carrols Restaurant Group Inc.	782	9
Lifetime Brands Inc.	725	9
Entravision Communications Corp. Class A	5,581	9
Ambassadors Group Inc.	1,925	9
* 1-800-Flowers.com Inc. Class A	3,846	8
* Kenneth Cole Productions Inc. Class A	773	8
* School Specialty Inc.	3,219	8
* New York & Co. Inc.	2,966	8
Martha Stewart Living Omnimedia Class A	1,723	8
* Morton's Restaurant Group Inc.	1,083	7
Superior Uniform Group Inc.	588	7
* Gaiam Inc. Class A	2,251	7
* ReachLocal Inc.	1,156	7
* Sealy Corp.	4,132	7
* VOXX International Corp. Class A	834	7
* Lakes Entertainment Inc.	3,672	7
* Duckwall-ALCO Stores Inc.	785	7
* Learning Tree International Inc.	925	7
* Furniture Brands International Inc.	5,018	6
* Dial Global Inc.	1,896	6
* American Apparel Inc.	7,780	6
Einstein Noah Restaurant Group Inc.	348	6
* dELiA*s Inc.	5,263	5
Books-A-Million Inc.	2,198	5
* Carmike Cinemas Inc.	741	5

* LodgeNet Interactive Corp.	2,112	5
* LIN TV Corp. Class A	1,187	5
* Cosi Inc.	6,903	5
* Reading International Inc. Class A	1,062	5
* UQM Technologies Inc.	3,238	4
* Motorcar Parts of America Inc.	586	4
* SuperMedia Inc.	1,545	4
* Jamba Inc.	3,076	4
* Nautilus Inc.	2,249	4
* Lee Enterprises Inc.	5,325	4
* Hollywood Media Corp.	2,230	3
CPI Corp.	1,498	3
Skyline Corp.	588	3
Bon-Ton Stores Inc.	744	3
* Sport Chalet Inc. Class A	1,442	2
* Orchard Supply Hardware Stores Corp. Class A	291	2
* Radio One Inc.	1,729	2
* Cache Inc.	256	2
* Radio One Inc. Class A	1,550	1
Escalade Inc.	301	1
* Canterbury Park Holding Corp.	100	1
* Harris Interactive Inc.	2,374	1
* Media General Inc. Class A	265	1
* Emerson Radio Corp.	662	1
* Famous Dave's Of America Inc.	100	1
* Dover Motorsports Inc.	700	1
* Empire Resorts Inc.	319	1
* Quantum Fuel Systems Technologies Worldwide Inc.	669	—
Dover Downs Gaming & Entertainment Inc.	200	—
Koss Corp.	39	—
* Entertainment Gaming Asia Inc.	300	—
* Orchard Supply Hardware Stores Corp. Pfd.	291	—
		237,469
Consumer Staples (6.0%)
Procter & Gamble Co.	401,126	26,759
Coca-Cola Co.	301,688	21,109
Philip Morris International Inc.	256,439	20,125
Wal-Mart Stores Inc.	276,738	16,538
PepsiCo Inc.	231,023	15,328
Kraft Foods Inc.	244,901	9,150
Altria Group Inc.	302,379	8,966
CVS Caremark Corp.	196,297	8,005
Colgate-Palmolive Co.	71,100	6,569
Costco Wholesale Corp.	63,979	5,331
Walgreen Co.	132,463	4,379
Kimberly-Clark Corp.	57,321	4,217
General Mills Inc.	94,596	3,823
Archer-Daniels-Midland Co.	98,856	2,827
Sysco Corp.	86,633	2,541
HJ Heinz Co.	46,724	2,525
Lorillard Inc.	20,240	2,307
Reynolds American Inc.	51,111	2,117
Mead Johnson Nutrition Co.	29,845	2,051
Kroger Co.	84,113	2,037
Estee Lauder Cos. Inc. Class A	17,451	1,960
Kellogg Co.	36,998	1,871
ConAgra Foods Inc.	60,423	1,595

Sara Lee Corp.	82,103	1,553
Whole Foods Market Inc.	22,072	1,536
Hershey Co.	24,291	1,501
JM Smucker Co.	16,750	1,309
Clorox Co.	19,176	1,276
Dr Pepper Snapple Group Inc.	31,856	1,258
Bunge Ltd.	21,686	1,241
Coca-Cola Enterprises Inc.	46,755	1,205
Avon Products Inc.	63,252	1,105
Safeway Inc.	50,993	1,073
Beam Inc.	20,377	1,044
Molson Coors Brewing Co. Class B	23,824	1,037
* Hansen Natural Corp.	10,936	1,008
Brown-Forman Corp. Class B	12,295	990
Church & Dwight Co. Inc.	20,864	955
Campbell Soup Co.	28,211	938
Tyson Foods Inc. Class A	44,326	915
Herbalife Ltd.	17,290	893
McCormick & Co. Inc.	17,674	891
* Green Mountain Coffee Roasters Inc.	18,748	841
* Energizer Holdings Inc.	9,916	768
* Ralcorp Holdings Inc.	7,902	676
Hormel Foods Corp.	21,586	632
Corn Products International Inc.	11,427	601
* Constellation Brands Inc. Class A	28,360	586
* Smithfield Foods Inc.	21,845	530
Nu Skin Enterprises Inc. Class A	8,306	403
* TreeHouse Foods Inc.	5,037	329
Flowers Foods Inc.	17,244	327
Casey's General Stores Inc.	5,787	298
* Dean Foods Co.	26,130	293
Ruddick Corp.	6,689	285
SUPERVALU Inc.	32,171	261
* United Natural Foods Inc.	6,486	260
* Darling International Inc.	17,927	238
Pricesmart Inc.	2,763	192
* Hain Celestial Group Inc.	5,239	192
Lancaster Colony Corp.	2,693	187
* Fresh Market Inc.	4,334	173
B&G Foods Inc. Class A	6,759	163
Universal Corp.	3,490	160
Fresh Del Monte Produce Inc.	6,386	160
Sanderson Farms Inc.	3,037	152
Snyders-Lance Inc.	6,535	147
* Elizabeth Arden Inc.	3,633	135
* Boston Beer Co. Inc. Class A	1,169	127
J&J Snack Foods Corp.	2,356	126
Vector Group Ltd.	6,850	122
Andersons Inc.	2,689	117
* Heckmann Corp.	16,547	110
* Rite Aid Corp.	87,225	110
Diamond Foods Inc.	3,352	108
* Winn-Dixie Stores Inc.	10,207	96
* Spectrum Brands Holdings Inc.	3,361	92
Cal-Maine Foods Inc.	2,272	83
* Prestige Brands Holdings Inc.	7,221	81
WD-40 Co.	1,905	77

Tootsie Roll Industries Inc.	3,211	76
* Chiquita Brands International Inc.	7,040	59
Nash Finch Co.	1,996	59
Spartan Stores Inc.	2,989	55
Weis Markets Inc.	1,374	55
* Central Garden and Pet Co. Class A	6,313	53
* Central European Distribution Corp.	11,127	49
* Smart Balance Inc.	8,697	47
* Pilgrim's Pride Corp.	7,792	45
* Revlon Inc. Class A	2,838	42
* Dole Food Co. Inc.	4,599	40
* Pantry Inc.	3,308	40
* USANA Health Sciences Inc.	1,299	40
* Star Scientific Inc.	16,675	36
* Medifast Inc.	2,581	35
National Beverage Corp.	2,195	35
Ingles Markets Inc. Class A	2,209	33
* Alliance One International Inc.	11,889	32
Coca-Cola Bottling Co. Consolidated	539	32
Inter Parfums Inc.	2,019	31
Village Super Market Inc. Class A	1,084	31
* Nutraceutical International Corp.	2,419	27
Calavo Growers Inc.	1,025	26
Limoneira Co.	1,551	26
* Susser Holdings Corp.	1,141	26
Orchids Paper Products Co.	1,329	24
* Central Garden and Pet Co.	2,963	24
Oil-Dri Corp. of America	1,002	20
Female Health Co.	3,530	16
Alico Inc.	794	15
* Omega Protein Corp.	2,080	15
* Craft Brewers Alliance Inc.	2,154	13
* Seneca Foods Corp. Class A	493	13
Griffin Land & Nurseries Inc.	459	12
* John B Sanfilippo & Son Inc.	1,457	11
* Lifeway Foods Inc.	1,063	10
* Nature's Sunshine Products Inc.	643	10
MGP Ingredients Inc.	1,962	10
* Primo Water Corp.	2,836	9
* Schiff Nutrition International Inc.	746	8
Farmer Bros Co.	877	7
* Overhill Farms Inc.	1,767	7
* Parlux Fragrances Inc.	1,262	7
Imperial Sugar Co.	1,736	6
* Inventure Foods Inc.	1,121	4
* Physicians Formula Holdings Inc.	1,171	4
* Jones Soda Co.	1,030	—
		205,371
Energy (6.8%)
Exxon Mobil Corp.	709,831	60,165
Chevron Corp.	292,388	31,110
ConocoPhillips	190,388	13,874
Schlumberger Ltd.	196,919	13,452
Occidental Petroleum Corp.	118,566	11,110
Anadarko Petroleum Corp.	72,780	5,555
Apache Corp.	56,079	5,080
Halliburton Co.	134,529	4,643

National Oilwell Varco Inc.	61,846	4,205
EOG Resources Inc.	39,137	3,855
Devon Energy Corp.	57,838	3,586
Baker Hughes Inc.	63,853	3,106
Marathon Oil Corp.	104,435	3,057
El Paso Corp.	112,708	2,995
Spectra Energy Corp.	95,277	2,930
Williams Cos. Inc.	86,218	2,847
Hess Corp.	44,757	2,542
Noble Energy Inc.	25,743	2,430
Chesapeake Energy Corp.	96,389	2,148
* FMC Technologies Inc.	35,044	1,830
* Cameron International Corp.	35,636	1,753
Valero Energy Corp.	83,256	1,753
Marathon Petroleum Corp.	51,829	1,725
* Southwestern Energy Co.	50,664	1,618
* Weatherford International Ltd.	110,167	1,613
Murphy Oil Corp.	26,743	1,491
Range Resources Corp.	23,688	1,467
Pioneer Natural Resources Co.	15,429	1,381
* Concho Resources Inc.	14,383	1,348
Peabody Energy Corp.	39,390	1,304
Consol Energy Inc.	33,398	1,226
Cabot Oil & Gas Corp.	15,358	1,166
EQT Corp.	20,894	1,145
Noble Corp.	37,842	1,144
* Kinder Morgan Management LLC	12,880	1,011
Helmerich & Payne Inc.	15,624	912
* Denbury Resources Inc.	59,020	891
* Whiting Petroleum Corp.	17,179	802
Cimarex Energy Co.	12,498	774
* Plains Exploration & Production Co.	20,781	763
QEP Resources Inc.	25,882	758
Core Laboratories NV	6,637	756
* Newfield Exploration Co.	19,757	745
Southern Union Co.	17,423	734
* Nabors Industries Ltd.	41,968	728
Oceaneering International Inc.	15,766	727
Sunoco Inc.	17,572	721
HollyFrontier Corp.	30,389	711
* Alpha Natural Resources Inc.	33,074	676
SM Energy Co.	9,191	672
* Ultra Petroleum Corp.	22,302	661
* Dresser-Rand Group Inc.	11,630	580
* Oil States International Inc.	7,360	562
* Rowan Cos. Inc.	18,338	556
Diamond Offshore Drilling Inc.	9,992	552
Energen Corp.	10,414	521
Kinder Morgan Inc.	15,920	512
* Tesoro Corp.	21,491	502
* SandRidge Energy Inc.	55,440	452
Patterson-UTI Energy Inc.	22,616	452
* Continental Resources Inc.	6,711	448
Arch Coal Inc.	30,711	446
World Fuel Services Corp.	10,585	444
* McDermott International Inc.	34,000	391
Tidewater Inc.	7,425	366

CARBO Ceramics Inc.	2,962	365
* Kodiak Oil & Gas Corp.	37,046	352
* Atwood Oceanics Inc.	8,697	346
* Rosetta Resources Inc.	7,576	330
* Superior Energy Services Inc.	11,408	324
* Complete Production Services Inc.	9,579	321
* Energy XXI Bermuda Ltd.	10,025	320
Lufkin Industries Inc.	4,586	309
* Key Energy Services Inc.	19,499	302
* Dril-Quip Inc.	4,574	301
Berry Petroleum Co. Class A	7,061	297
* Unit Corp.	6,182	287
* Cobalt International Energy Inc.	17,583	273
* SEACOR Holdings Inc.	2,865	255
* CVR Energy Inc.	13,136	246
Bristow Group Inc.	5,100	242
* Bill Barrett Corp.	6,709	229
* Helix Energy Solutions Group Inc.	14,308	226
* Forest Oil Corp.	16,395	222
* Oasis Petroleum Inc.	7,599	221
* McMoRan Exploration Co.	14,470	211
* Northern Oil and Gas Inc.	8,654	208
EXCO Resources Inc.	19,701	206
* Swift Energy Co.	6,551	195
* Gran Tierra Energy Inc.	39,845	191
* Gulfport Energy Corp.	6,420	189
* Cloud Peak Energy Inc.	9,425	182
* Stone Energy Corp.	6,709	177
* Enbridge Energy Management LLC	4,907	171
* Cheniere Energy Inc.	17,812	155
* Gulfmark Offshore Inc.	3,540	149
* Hornbeck Offshore Services Inc.	4,767	148
* SemGroup Corp. Class A	5,440	142
* Parker Drilling Co.	18,940	136
* Carrizo Oil & Gas Inc.	5,062	133
* Newpark Resources Inc.	13,871	132
RPC Inc.	6,972	127
* Petroleum Development Corp.	3,582	126
* Patriot Coal Corp.	13,978	118
Targa Resources Corp.	2,877	117
* Western Refining Inc.	8,285	110
* ION Geophysical Corp.	17,509	107
* Contango Oil & Gas Co.	1,821	106
* Comstock Resources Inc.	6,902	106
W&T Offshore Inc.	4,607	98
* Tetra Technologies Inc.	10,404	97
* Magnum Hunter Resources Corp.	18,016	97
* Quicksilver Resources Inc.	14,310	96
* Clean Energy Fuels Corp.	7,362	92
* Approach Resources Inc.	3,110	91
* Rex Energy Corp.	6,002	89
* Hercules Offshore Inc.	19,780	88
* Pioneer Drilling Co.	8,311	80
* Exterran Holdings Inc.	8,818	80
* Goodrich Petroleum Corp.	5,601	77
Crosstex Energy Inc.	5,880	74
* Basic Energy Services Inc.	3,515	69

* Lone Pine Resources Inc.	9,083	64
* Clayton Williams Energy Inc.	823	62
* Energy Partners Ltd.	4,230	62
* Hyperdynamics Corp.	24,517	60
* Resolute Energy Corp.	5,248	57
* ATP Oil & Gas Corp.	7,636	56
Gulf Island Fabrication Inc.	1,905	56
* Abraxas Petroleum Corp.	16,693	55
* GeoResources Inc.	1,792	53
* BPZ Resources Inc.	17,403	49
* Tesco Corp.	3,775	48
* Petroquest Energy Inc.	7,153	47
* Rentech Inc.	36,000	47
* PHI Inc.	1,840	46
Panhandle Oil and Gas Inc. Class A	1,393	46
Overseas Shipholding Group Inc.	3,955	43
* Dawson Geophysical Co.	1,085	43
* TransAtlantic Petroleum Ltd.	31,730	42
* James River Coal Co.	5,900	41
* Vaalco Energy Inc.	6,678	40
* Harvest Natural Resources Inc.	5,313	39
* Houston American Energy Corp.	3,195	39
* OYO Geospace Corp.	500	39
* Venoco Inc.	5,668	38
* FX Energy Inc.	7,981	38
* Matrix Service Co.	3,860	36
* Amyris Inc.	3,048	35
* Endeavour International Corp.	4,005	35
Penn Virginia Corp.	6,520	34
* Uranium Energy Corp.	11,216	34
* Triangle Petroleum Corp.	5,324	32
* Cal Dive International Inc.	13,885	31
* Natural Gas Services Group Inc.	2,011	29
* Toreador Resources Corp.	5,291	27
* Crimson Exploration Inc.	9,186	26
* RAM Energy Resources Inc.	8,105	25
* Vantage Drilling Co.	21,680	25
* Willbros Group Inc.	6,738	25
* Warren Resources Inc.	6,856	22
* Green Plains Renewable Energy Inc.	2,257	22
* Gastar Exploration Ltd.	6,659	21
* Uranium Resources Inc.	28,440	21
Adams Resources & Energy Inc.	682	20
* RigNet Inc.	1,160	19
* Mitcham Industries Inc.	889	19
* REX American Resources Corp.	861	19
* Uranerz Energy Corp.	10,365	19
* USEC Inc.	15,909	18
* Isramco Inc.	202	18
Bolt Technology Corp.	1,514	17
* Global Geophysical Services Inc.	2,413	16
* Callon Petroleum Co.	3,088	15
* Westmoreland Coal Co.	1,188	15
* Union Drilling Inc.	2,305	14
* Miller Energy Resources Inc.	4,543	13
Delek US Holdings Inc.	1,068	12
* Syntroleum Corp.	12,653	12

* Evolution Petroleum Corp.	1,328	11
* GMX Resources Inc.	8,198	10
* CAMAC Energy Inc.	10,111	10
* ENGlobal Corp.	4,152	9
Alon USA Energy Inc.	940	8
* Verenium Corp.	3,525	8
* Solazyme Inc.	600	7
* TGC Industries Inc.	960	7
* Double Eagle Petroleum Co.	924	6
* Gasco Energy Inc.	20,483	5
* PostRock Energy Corp.	1,491	4
* HKN Inc.	1,736	4
* PrimeEnergy Corp.	141	3
* CREDO Petroleum Corp.	294	3
* Oilsands Quest Inc.	60,984	3
		233,052
Financials (8.6%)
Wells Fargo & Co.	732,219	20,180
JPMorgan Chase & Co.	569,222	18,927
Citigroup Inc.	425,964	11,207
* Berkshire Hathaway Inc. Class B	132,409	10,103
Bank of America Corp.	1,479,580	8,226
US Bancorp	280,283	7,582
American Express Co.	156,722	7,393
Goldman Sachs Group Inc.	70,253	6,353
Simon Property Group Inc.	42,770	5,515
MetLife Inc.	154,702	4,824
PNC Financial Services Group Inc.	76,935	4,437
Travelers Cos. Inc.	61,125	3,617
Bank of New York Mellon Corp.	179,918	3,582
Prudential Financial Inc.	70,751	3,546
ACE Ltd.	49,273	3,455
Morgan Stanley	211,546	3,201
State Street Corp.	73,839	2,976
Aflac Inc.	68,113	2,947
Chubb Corp.	41,767	2,891
Public Storage	21,237	2,856
Capital One Financial Corp.	67,264	2,845
BB&T Corp.	101,987	2,567
Marsh & McLennan Cos. Inc.	79,141	2,502
Equity Residential	43,481	2,480
HCP Inc.	59,485	2,464
BlackRock Inc.	13,756	2,452
Annaly Capital Management Inc.	141,710	2,262
CME Group Inc.	9,238	2,251
Ventas Inc.	39,955	2,203
Franklin Resources Inc.	22,641	2,175
Boston Properties Inc.	21,524	2,144
T Rowe Price Group Inc.	37,348	2,127
Allstate Corp.	75,819	2,078
Aon Corp.	43,091	2,017
ProLogis Inc.	67,129	1,919
Discover Financial Services	79,726	1,913
Vornado Realty Trust	24,158	1,857
AvalonBay Communities Inc.	13,689	1,788
Loews Corp.	47,479	1,788
Charles Schwab Corp.	157,632	1,775

Progressive Corp.	88,376	1,724
Ameriprise Financial Inc.	34,414	1,708
Fifth Third Bancorp	134,139	1,706
American International Group Inc.	69,111	1,603
Host Hotels & Resorts Inc.	102,678	1,517
Health Care REIT Inc.	27,578	1,504
Weyerhaeuser Co.	78,184	1,460
SunTrust Banks Inc.	78,095	1,382
Invesco Ltd.	66,427	1,335
* IntercontinentalExchange Inc.	10,817	1,304
M&T Bank Corp.	16,555	1,264
Northern Trust Corp.	31,487	1,249
Principal Financial Group Inc.	46,018	1,132
KeyCorp	139,731	1,075
Moody's Corp.	30,062	1,012
SLM Corp.	75,450	1,011
Hartford Financial Services Group Inc.	62,202	1,011
NYSE Euronext	38,395	1,002
Digital Realty Trust Inc.	14,693	980
* CIT Group Inc.	27,804	970
Kimco Realty Corp.	59,654	969
Macerich Co.	19,101	967
General Growth Properties Inc.	64,186	964
Unum Group	44,205	931
Willis Group Holdings plc	23,818	924
American Capital Agency Corp.	32,284	907
Lincoln National Corp.	44,898	872
XL Group plc Class A	43,953	869
Plum Creek Timber Co. Inc.	23,666	865
SL Green Realty Corp.	12,644	843
Federal Realty Investment Trust	9,022	819
Rayonier Inc.	17,937	801
New York Community Bancorp Inc.	64,267	795
Regions Financial Corp.	183,522	789
UDR Inc.	31,243	784
Comerica Inc.	29,546	762
* Affiliated Managers Group Inc.	7,557	725
* Arch Capital Group Ltd.	19,460	724
People's United Financial Inc.	54,815	704
Essex Property Trust Inc.	4,988	701
Huntington Bancshares Inc.	126,973	697
Leucadia National Corp.	30,517	694
Cincinnati Financial Corp.	22,618	689
Realty Income Corp.	19,536	683
Torchmark Corp.	15,473	671
Everest Re Group Ltd.	7,827	658
* CBRE Group Inc. Class A	42,482	647
Alexandria Real Estate Equities Inc.	9,215	636
Camden Property Trust	10,130	630
PartnerRe Ltd.	9,583	615
WR Berkley Corp.	17,464	601
* MSCI Inc. Class A	17,961	591
Assurant Inc.	13,845	568
Axis Capital Holdings Ltd.	17,737	567
Reinsurance Group of America Inc. Class A	10,793	564
BRE Properties Inc.	10,990	555
RenaissanceRe Holdings Ltd.	7,438	553

Arthur J Gallagher & Co.	16,533	553
* Markel Corp.	1,332	552
Liberty Property Trust	17,256	533
Senior Housing Properties Trust	23,266	522
Taubman Centers Inc.	8,366	520
TD Ameritrade Holding Corp.	32,887	515
Fidelity National Financial Inc. Class A	31,689	505
Raymond James Financial Inc.	16,072	498
Transatlantic Holdings Inc.	9,057	496
Legg Mason Inc.	20,277	488
Regency Centers Corp.	12,858	484
Ares Capital Corp.	30,612	473
* Genworth Financial Inc. Class A	71,631	469
White Mountains Insurance Group Ltd.	1,029	467
* NASDAQ OMX Group Inc.	18,462	452
Zions Bancorporation	27,584	449
HCC Insurance Holdings Inc.	16,142	444
Hudson City Bancorp Inc.	70,995	444
East West Bancorp Inc.	22,357	442
First Niagara Financial Group Inc.	51,139	441
Piedmont Office Realty Trust Inc. Class A	25,892	441
Duke Realty Corp.	36,272	437
Cullen/Frost Bankers Inc.	8,251	437
American Campus Communities Inc.	10,168	427
Hospitality Properties Trust	18,506	425
Commerce Bancshares Inc.	11,089	423
BioMed Realty Trust Inc.	23,010	416
Brown & Brown Inc.	18,201	412
Home Properties Inc.	7,147	411
American Financial Group Inc.	11,006	406
* Signature Bank	6,762	406
National Retail Properties Inc.	15,254	402
DDR Corp.	33,054	402
Eaton Vance Corp.	16,935	400
Apartment Investment & Management Co.	17,353	398
Jones Lang LaSalle Inc.	6,408	393
Chimera Investment Corp.	154,503	388
Hancock Holding Co.	12,026	384
Weingarten Realty Investors	17,177	375
Equity Lifestyle Properties Inc.	5,523	368
SEI Investments Co.	21,068	366
Tanger Factory Outlet Centers	12,208	358
MFA Financial Inc.	53,254	358
Mack-Cali Realty Corp.	13,013	347
CBOE Holdings Inc.	13,358	345
Mid-America Apartment Communities Inc.	5,510	345
* American Capital Ltd.	51,030	343
Old Republic International Corp.	36,739	341
Erie Indemnity Co. Class A	4,245	332
ProAssurance Corp.	4,153	331
Extra Space Storage Inc.	13,534	328
Post Properties Inc.	7,480	327
Douglas Emmett Inc.	17,862	326
Allied World Assurance Co. Holdings AG	5,118	322
Kilroy Realty Corp.	8,418	320
* E*Trade Financial Corp.	40,136	319
CBL & Associates Properties Inc.	20,140	316

* SVB Financial Group	6,496	310
Assured Guaranty Ltd.	23,480	309
Highwoods Properties Inc.	10,350	307
Entertainment Properties Trust	7,025	307
Waddell & Reed Financial Inc. Class A	12,353	306
Valley National Bancorp	24,513	303
Delphi Financial Group Inc.	6,835	303
First Horizon National Corp.	37,812	302
Bank of Hawaii Corp.	6,767	301
City National Corp.	6,778	299
Fulton Financial Corp.	30,400	298
Associated Banc-Corp	26,395	295
Hatteras Financial Corp.	11,164	294
Capitol Federal Financial Inc.	25,396	293
CapitalSource Inc.	43,627	292
LaSalle Hotel Properties	12,041	292
Validus Holdings Ltd.	9,108	287
Aspen Insurance Holdings Ltd.	10,740	285
Omega Healthcare Investors Inc.	14,445	280
Washington REIT	10,075	276
Prosperity Bancshares Inc.	6,802	274
Protective Life Corp.	12,060	272
Alleghany Corp.	949	271
Alterra Capital Holdings Ltd.	11,327	268
* First Republic Bank	8,597	263
Jefferies Group Inc.	19,056	262
Colonial Properties Trust	12,201	255
FirstMerit Corp.	16,453	249
Invesco Mortgage Capital Inc.	17,670	248
StanCorp Financial Group Inc.	6,728	247
Starwood Property Trust Inc.	13,312	246
* MBIA Inc.	21,064	244
* CNO Financial Group Inc.	38,344	242
RLJ Lodging Trust	14,036	236
TCF Financial Corp.	22,696	234
Webster Financial Corp.	11,433	233
Kemper Corp.	7,845	229
* Stifel Financial Corp.	7,129	228
DiamondRock Hospitality Co.	23,638	228
BOK Financial Corp.	4,122	226
Hanover Insurance Group Inc.	6,392	223
DuPont Fabros Technology Inc.	9,204	223
* Forest City Enterprises Inc. Class A	18,660	221
FNB Corp.	19,305	218
* Popular Inc.	156,712	218
Washington Federal Inc.	15,552	218
Federated Investors Inc. Class B	14,253	216
* Ocwen Financial Corp.	14,832	215
Corporate Office Properties Trust	10,046	214
RLI Corp.	2,889	210
CommonWealth REIT	12,639	210
Healthcare Realty Trust Inc.	11,250	209
Trustmark Corp.	8,523	207
Cash America International Inc.	4,427	206
Umpqua Holdings Corp.	16,639	206
Iberiabank Corp.	4,179	206
Endurance Specialty Holdings Ltd.	5,315	203

First American Financial Corp.	15,819	200
United Bankshares Inc.	6,876	194
Potlatch Corp.	6,243	194
Apollo Investment Corp.	30,121	194
Brandywine Realty Trust	20,290	193
Susquehanna Bancshares Inc.	22,972	192
DCT Industrial Trust Inc.	37,572	192
Two Harbors Investment Corp.	20,700	191
Westamerica Bancorporation	4,355	191
Platinum Underwriters Holdings Ltd.	5,596	191
Mercury General Corp.	4,136	189
CubeSmart	17,485	186
Northwest Bancshares Inc.	14,857	185
EastGroup Properties Inc.	4,199	183
Sovran Self Storage Inc.	4,277	182
UMB Financial Corp.	4,849	181
* Portfolio Recovery Associates Inc.	2,642	178
* Ezcorp Inc. Class A	6,724	177
Janus Capital Group Inc.	27,962	176
* Howard Hughes Corp.	3,981	176
* Knight Capital Group Inc. Class A	14,730	174
Old National Bancorp	14,798	172
Medical Properties Trust Inc.	17,416	172
Montpelier Re Holdings Ltd.	9,680	172
Cathay General Bancorp	11,408	170
PS Business Parks Inc.	3,066	170
National Penn Bancshares Inc.	19,978	169
* Texas Capital Bancshares Inc.	5,416	166
Community Bank System Inc.	5,929	165
Equity One Inc.	9,596	163
CYS Investments Inc.	12,345	162
National Health Investors Inc.	3,654	161
* World Acceptance Corp.	2,183	160
LTC Properties Inc.	5,197	160
* St. Joe Co.	10,639	156
Prospect Capital Corp.	16,475	153
Synovus Financial Corp.	108,349	153
* First Cash Financial Services Inc.	4,343	152
Primerica Inc.	6,536	152
Wintrust Financial Corp.	5,376	151
Lexington Realty Trust	20,123	151
Capstead Mortgage Corp.	12,078	150
Greenhill & Co. Inc.	4,115	150
CVB Financial Corp.	14,618	147
* Enstar Group Ltd.	1,465	144
Argo Group International Holdings Ltd.	4,880	141
Pebblebrook Hotel Trust	7,166	137
First Financial Bancorp	8,234	137
International Bancshares Corp.	7,436	136
Glacier Bancorp Inc.	11,185	135
Bank of the Ozarks Inc.	4,494	133
* Sunstone Hotel Investors Inc.	16,255	132
Redwood Trust Inc.	12,949	132
MB Financial Inc.	7,668	131
Anworth Mortgage Asset Corp.	20,857	131
Selective Insurance Group Inc.	7,187	127
* Altisource Portfolio Solutions SA	2,528	127

* Strategic Hotels & Resorts Inc.	23,106	124
Provident Financial Services Inc.	9,240	124
Glimcher Realty Trust	13,391	123
Tower Group Inc.	6,095	123
NBT Bancorp Inc.	5,448	121
MarketAxess Holdings Inc.	3,955	119
* First Industrial Realty Trust Inc.	11,560	118
* DFC Global Corp.	6,547	118
First Financial Bankshares Inc.	3,536	118
Solar Capital Ltd.	5,278	117
* TFS Financial Corp.	12,948	116
* Credit Acceptance Corp.	1,409	116
Education Realty Trust Inc.	11,327	116
Employers Holdings Inc.	6,312	114
Franklin Street Properties Corp.	11,451	114
BancorpSouth Inc.	10,338	114
Oritani Financial Corp.	8,899	114
Infinity Property & Casualty Corp.	1,990	113
Fifth Street Finance Corp.	11,771	113
First Citizens BancShares Inc. Class A	642	112
Symetra Financial Corp.	12,264	111
Astoria Financial Corp.	13,034	111
Park National Corp.	1,696	110
Alexander's Inc.	298	110
* MGIC Investment Corp.	28,842	108
Amtrust Financial Services Inc.	4,521	107
Government Properties Income Trust	4,760	107
* Financial Engines Inc.	4,793	107
Acadia Realty Trust	5,279	106
* LPL Investment Holdings Inc.	3,380	103
Harleysville Group Inc.	1,813	103
* Navigators Group Inc.	2,133	102
* BBCN Bancorp Inc.	10,761	102
First Midwest Bancorp Inc.	9,883	100
* Pinnacle Financial Partners Inc.	6,184	100
CreXus Investment Corp.	9,582	99
Hersha Hospitality Trust Class A	20,234	99
Trustco Bank Corp. NY	17,457	98
BlackRock Kelso Capital Corp.	11,912	97
Boston Private Financial Holdings Inc.	12,233	97
Oriental Financial Group Inc.	8,007	97
* National Financial Partners Corp.	7,102	96
* Investors Bancorp Inc.	7,071	95
Cousins Properties Inc.	14,805	95
* Greenlight Capital Re Ltd. Class A	3,958	94
Horace Mann Educators Corp.	6,825	94
WesBanco Inc.	4,791	93
Sun Communities Inc.	2,541	93
* PHH Corp.	8,565	92
* Sterling Financial Corp.	5,434	91
Associated Estates Realty Corp.	5,678	91
Interactive Brokers Group Inc.	6,059	91
Inland Real Estate Corp.	11,848	90
* Western Alliance Bancorp	14,399	90
Chesapeake Lodging Trust	5,787	89
Meadowbrook Insurance Group Inc.	8,360	89
* Green Dot Corp. Class A	2,852	89

Columbia Banking System Inc.	4,619	89
City Holding Co.	2,626	89
American Equity Investment Life Holding Co.	8,516	89
PennantPark Investment Corp.	8,673	87
* Forestar Group Inc.	5,751	87
* Citizens Republic Bancorp Inc.	7,494	85
American National Insurance Co.	1,165	85
Nelnet Inc. Class A	3,447	84
PrivateBancorp Inc. Class A	7,479	82
First Commonwealth Financial Corp.	15,475	81
* iStar Financial Inc.	15,197	80
ARMOUR Residential REIT Inc.	11,155	79
First Potomac Realty Trust	5,983	78
Walter Investment Management Corp.	3,798	78
* AMERISAFE Inc.	3,325	77
1st Source Corp.	3,049	77
Home Bancshares Inc.	2,963	77
Saul Centers Inc.	2,165	77
FBL Financial Group Inc. Class A	2,246	76
Chemical Financial Corp.	3,583	76
Investors Real Estate Trust	10,418	76
* Citizens Inc.	7,754	75
PacWest Bancorp	3,951	75
Ashford Hospitality Trust Inc.	9,319	75
BankUnited Inc.	3,366	74
Evercore Partners Inc. Class A	2,771	74
S&T Bancorp Inc.	3,649	71
* Investment Technology Group Inc.	6,559	71
* Safeguard Scientifics Inc.	4,426	70
Cohen & Steers Inc.	2,378	69
BGC Partners Inc. Class A	11,381	68
Getty Realty Corp.	4,836	67
KBW Inc.	4,399	67
Brookline Bancorp Inc.	7,883	67
Universal Health Realty Income Trust	1,705	66
Advance America Cash Advance Centers Inc.	7,336	66
Community Trust Bancorp Inc.	2,223	65
Independent Bank Corp.	2,374	65
Flagstone Reinsurance Holdings SA	7,790	65
* Beneficial Mutual Bancorp Inc.	7,700	64
Newcastle Investment Corp.	13,517	63
* Piper Jaffray Cos.	3,096	63
* Ladenburg Thalmann Financial Services Inc.	25,186	62
MCG Capital Corp.	15,631	62
Dime Community Bancshares Inc.	4,943	62
Safety Insurance Group Inc.	1,533	62
Pennsylvania REIT	5,884	61
American Assets Trust Inc.	2,984	61
United Fire & Casualty Co.	3,022	61
Ramco-Gershenson Properties Trust	6,170	61
Northfield Bancorp Inc.	4,200	59
Hercules Technology Growth Capital Inc.	6,227	59
* Virtus Investment Partners Inc.	769	58
First Financial Corp.	1,725	57
* ICG Group Inc.	7,412	57
* Encore Capital Group Inc.	2,680	57
* Hilltop Holdings Inc.	6,713	57

* Wilshire Bancorp Inc.	15,431	56
Southside Bancshares Inc.	2,574	56
Cardinal Financial Corp.	5,191	56
ViewPoint Financial Group	4,280	56
NorthStar Realty Finance Corp.	11,668	56
Sandy Spring Bancorp Inc.	3,170	56
Simmons First National Corp. Class A	2,027	55
Colony Financial Inc.	3,506	55
Rockville Financial Inc.	5,276	55
Urstadt Biddle Properties Inc. Class A	3,005	54
SCBT Financial Corp.	1,871	54
Retail Opportunity Investments Corp.	4,568	54
* FelCor Lodging Trust Inc.	17,584	54
Resource Capital Corp.	9,452	53
Main Street Capital Corp.	2,472	52
Winthrop Realty Trust	5,048	51
* Intl. FCStone Inc.	2,155	51
Renasant Corp.	3,380	51
Campus Crest Communities Inc.	5,039	51
* Virginia Commerce Bancorp Inc.	6,554	51
Duff & Phelps Corp. Class A	3,471	50
Epoch Holding Corp.	2,262	50
* Central Pacific Financial Corp.	3,887	50
Hudson Valley Holding Corp.	2,366	50
Radian Group Inc.	21,213	50
Maiden Holdings Ltd.	5,607	49
* PICO Holdings Inc.	2,380	49
GFI Group Inc.	11,714	48
PennyMac Mortgage Investment Trust	2,893	48
Flushing Financial Corp.	3,767	48
Gladstone Commercial Corp.	2,698	47
* Cowen Group Inc. Class A	18,121	47
Westfield Financial Inc.	6,335	47
* Ameris Bancorp	4,504	46
Trico Bancshares	3,246	46
Sabra Health Care REIT Inc.	3,772	46
TowneBank	3,723	46
Lakeland Financial Corp.	1,739	45
* Netspend Holdings Inc.	5,525	45
* Tejon Ranch Co.	1,814	44
* State Bank Financial Corp.	2,845	43
* HFF Inc. Class A	3,956	41
Excel Trust Inc.	3,380	41
Tower Bancorp Inc.	1,414	40
* 1st United Bancorp Inc.	7,228	40
Triangle Capital Corp.	2,091	40
* West Coast Bancorp	2,547	40
StellarOne Corp.	3,472	40
* Hanmi Financial Corp.	5,319	39
* Walker & Dunlop Inc.	3,124	39
Berkshire Hills Bancorp Inc.	1,744	39
OneBeacon Insurance Group Ltd. Class A	2,432	37
Lakeland Bancorp Inc.	4,306	37
First Busey Corp.	7,350	37
TICC Capital Corp.	4,198	36
Bancfirst Corp.	960	36
Camden National Corp.	1,103	36

* Bancorp Inc.	4,910	35
* Taylor Capital Group Inc.	3,621	35
National Western Life Insurance Co. Class A	257	35
Suffolk Bancorp	3,243	35
Citizens & Northern Corp.	1,894	35
National Bankshares Inc.	1,252	35
Republic Bancorp Inc. Class A	1,521	35
First Bancorp	3,104	35
* United Community Banks Inc.	4,868	34
* NewStar Financial Inc.	3,343	34
Capital Southwest Corp.	415	34
Great Southern Bancorp Inc.	1,427	34
WSFS Financial Corp.	933	34
SY Bancorp Inc.	1,634	34
Tompkins Financial Corp.	857	33
Washington Trust Bancorp Inc.	1,380	33
* Eagle Bancorp Inc.	2,245	33
Union First Market Bankshares Corp.	2,404	32
* Metro Bancorp Inc.	3,804	32
Dynex Capital Inc.	3,417	31
* eHealth Inc.	2,100	31
Parkvale Financial Corp.	1,243	31
Coresite Realty Corp.	1,711	30
Univest Corp. of Pennsylvania	2,047	30
SWS Group Inc.	4,354	30
RAIT Financial Trust	6,285	30
CoBiz Financial Inc.	5,142	30
Oppenheimer Holdings Inc. Class A	1,842	30
Kennedy-Wilson Holdings Inc.	2,783	29
ESB Financial Corp.	2,090	29
CNB Financial Corp.	1,843	29
* Global Indemnity plc	1,460	29
Mission West Properties Inc.	3,206	29
* Heritage Commerce Corp.	6,067	29
Sterling Bancorp	3,320	29
Consolidated-Tomoka Land Co.	1,041	28
Heartland Financial USA Inc.	1,837	28
* Phoenix Cos. Inc.	16,717	28
GAMCO Investors Inc.	639	28
Cedar Realty Trust Inc.	6,406	28
CapLease Inc.	6,827	28
German American Bancorp Inc.	1,481	27
Kite Realty Group Trust	5,967	27
MainSource Financial Group Inc.	3,026	27
SeaBright Holdings Inc.	3,484	27
First Bancorp Inc.	1,734	27
Washington Banking Co.	2,149	26
Medallion Financial Corp.	2,220	25
First Financial Holdings Inc.	2,816	25
Heritage Financial Corp.	1,993	25
Calamos Asset Management Inc. Class A	1,989	25
MVC Capital Inc.	2,144	25
OceanFirst Financial Corp.	1,897	25
State Auto Financial Corp.	1,824	25
Diamond Hill Investment Group Inc.	334	25
Westwood Holdings Group Inc.	673	25
First Community Bancshares Inc.	1,967	25

One Liberty Properties Inc.	1,484	24
Enterprise Financial Services Corp.	1,646	24
Home Federal Bancorp Inc.	2,338	24
* Flagstar Bancorp Inc.	48,105	24
Cogdell Spencer Inc.	5,711	24
Monmouth Real Estate Investment Corp. Class A	2,624	24
First Merchants Corp.	2,811	24
Centerstate Banks Inc.	3,563	24
* FBR & Co.	11,406	23
Agree Realty Corp.	955	23
Financial Institutions Inc.	1,426	23
Banner Corp.	1,337	23
FXCM Inc. Class A	2,349	23
Territorial Bancorp Inc.	1,156	23
Provident New York Bancorp	3,400	23
First Interstate Bancsystem Inc.	1,725	22
West Bancorporation Inc.	2,331	22
* Doral Financial Corp.	23,334	22
Alliance Financial Corp.	720	22
Pacific Continental Corp.	2,492	22
Merchants Bancshares Inc.	752	22
Thomas Properties Group Inc.	6,540	22
Marlin Business Services Corp.	1,712	22
Gladstone Investment Corp.	2,988	22
Donegal Group Inc. Class A	1,491	21
Center Bancorp Inc.	2,160	21
Bar Harbor Bankshares	695	21
Edelman Financial Group Inc.	3,172	21
* Encore Bancshares Inc.	1,538	21
Ames National Corp.	1,058	21
United Financial Bancorp Inc.	1,279	21
Hudson Pacific Properties Inc.	1,432	20
Peoples Bancorp Inc.	1,343	20
Parkway Properties Inc.	1,988	20
NGP Capital Resources Co.	2,695	19
Nicholas Financial Inc.	1,498	19
Arlington Asset Investment Corp. Class A	893	19
* Southwest Bancorp Inc.	3,185	19
* Seacoast Banking Corp. of Florida	12,431	19
Century Bancorp Inc. Class A	667	19
* Gramercy Capital Corp.	7,492	19
American National Bankshares Inc.	956	19
Apollo Commercial Real Estate Finance Inc.	1,401	18
Bank of Kentucky Financial Corp.	912	18
Arrow Financial Corp.	765	18
First of Long Island Corp.	678	18
First Defiance Financial Corp.	1,212	18
Asta Funding Inc.	2,205	18
MidSouth Bancorp Inc.	1,341	17
Artio Global Investors Inc. Class A	3,545	17
* Sun Bancorp Inc.	7,110	17
National Interstate Corp.	686	17
First Pactrust Bancorp Inc.	1,647	17
Sierra Bancorp	1,907	17
* MPG Office Trust Inc.	8,409	17
Roma Financial Corp.	1,700	17
* Guaranty Bancorp	11,306	17

Federal Agricultural Mortgage Corp.	911	16
US Global Investors Inc. Class A	2,710	16
* Home Bancorp Inc.	1,033	16
Presidential Life Corp.	1,552	15
ESSA Bancorp Inc.	1,477	15
Kaiser Federal Financial Group Inc.	1,180	15
* Fortegra Financial Corp.	2,256	15
Chatham Lodging Trust	1,393	15
* OmniAmerican Bancorp Inc.	946	15
* Gleacher & Co. Inc.	8,796	15
State Bancorp Inc.	1,211	15
Penns Woods Bancorp Inc.	379	15
HF Financial Corp.	1,366	15
Fox Chase Bancorp Inc.	1,147	14
Peapack Gladstone Financial Corp.	1,344	14
Bryn Mawr Bank Corp.	736	14
Northrim BanCorp Inc.	804	14
Bridge Bancorp Inc.	702	14
* NewBridge Bancorp	3,583	14
Clifton Savings Bancorp Inc.	1,492	14
First Connecticut Bancorp Inc.	1,058	14
* BRT Realty Trust	2,106	13
Charter Financial Corp.	1,426	13
* Intervest Bancshares Corp. Class A	4,835	13
Provident Financial Holdings Inc.	1,406	13
* Harris & Harris Group Inc.	3,772	13
* Asset Acceptance Capital Corp.	3,298	13
* American Safety Insurance Holdings Ltd.	583	13
Orrstown Financial Services Inc.	1,523	13
* First Marblehead Corp.	10,642	12
Bank Mutual Corp.	3,891	12
JMP Group Inc.	1,591	11
Pulaski Financial Corp.	1,577	11
* Stratus Properties Inc.	1,396	11
VIST Financial Corp.	1,806	11
Gladstone Capital Corp.	1,430	11
BankFinancial Corp.	1,927	11
UMH Properties Inc.	1,141	11
Heritage Financial Group Inc.	955	11
Summit Hotel Properties Inc.	1,123	11
Golub Capital BDC Inc.	683	11
HopFed Bancorp Inc.	1,627	11
C&F Financial Corp.	395	10
Capital City Bank Group Inc.	1,099	10
Indiana Community Bancorp	711	10
* Preferred Bank	1,367	10
* MBT Financial Corp.	9,411	10
Middleburg Financial Corp.	698	10
Independence Holding Co.	1,203	10
* Cape Bancorp Inc.	1,235	10
* CIFC Corp.	1,762	10
* Bridge Capital Holdings	911	9
* Penson Worldwide Inc.	7,947	9
Baldwin & Lyons Inc.	422	9
* Macatawa Bank Corp.	4,029	9
Stewart Information Services Corp.	788	9
Resource America Inc. Class A	1,892	9

Gain Capital Holdings Inc.	1,338	9
* Tree.com Inc.	1,580	9
* First Financial Northwest Inc.	1,498	9
Hingham Institution for Savings	178	8
Crawford & Co. Class B	1,373	8
Life Partners Holdings Inc.	1,286	8
* Riverview Bancorp Inc.	3,447	8
* Avatar Holdings Inc.	1,134	8
Wayne Savings Bancshares Inc.	977	8
* BancTrust Financial Group Inc.	6,006	7
* First Acceptance Corp.	5,392	7
* Independent Bank Corp.	5,145	7
Meta Financial Group Inc.	422	7
Crawford & Co. Class A	1,640	7
Bank of Marin Bancorp	173	6
AG Mortgage Investment Trust Inc.	323	6
* Pacific Mercantile Bancorp	1,982	6
Oneida Financial Corp.	676	6
Peoples Bancorp of North Carolina Inc.	1,166	6
* Premier Financial Bancorp Inc.	1,406	6
* Arbor Realty Trust Inc.	1,771	6
CFS Bancorp Inc.	1,378	6
* NASB Financial Inc.	539	6
STAG Industrial Inc.	493	6
* Mercantile Bank Corp.	567	6
California First National Bancorp	342	5
* Hallmark Financial Services	730	5
* Unity Bancorp Inc.	794	5
Kohlberg Capital Corp.	734	5
Salisbury Bancorp Inc.	198	5
PMC Commercial Trust	648	5
* CompuCredit Holdings Corp.	1,199	4
New Hampshire Thrift Bancshares Inc.	390	4
North Central Bancshares Inc.	239	4
* Firstcity Financial Corp.	518	4
Central Bancorp Inc.	232	4
Shore Bancshares Inc.	751	4
* First South Bancorp Inc.	1,201	4
Pzena Investment Management Inc. Class A	877	4
SI Financial Group Inc.	369	4
Kansas City Life Insurance Co.	98	3
Bancorp Rhode Island Inc.	77	3
* United Community Financial Corp.	2,310	3
* Park Sterling Corp.	715	3
Hawthorn Bancshares Inc.	400	2
Commercial National Financial Corp.	100	2
Evans Bancorp Inc.	190	2
THL Credit Inc.	184	2
Fauquier Bankshares Inc.	200	2
Alliance Bancorp Inc. of Pennsylvania	200	2
* Maui Land & Pineapple Co. Inc.	499	2
MidWestOne Financial Group Inc.	142	2
Terreno Realty Corp.	136	2
* Capital Trust Inc. Class A	870	2
EMC Insurance Group Inc.	93	2
* Rurban Financial Corp.	700	2
* Southern Community Financial Corp.	1,540	2

* Community Bankers Trust Corp.	1,417	2
* Hampton Roads Bankshares Inc.	562	2
* Franklin Financial Corp.	100	1
* AmeriServ Financial Inc.	426	1
United Bancorp Inc.	87	1
* Jefferson Bancshares Inc.	300	1
* Consumer Portfolio Services Inc.	700	1
* United Security Bancshares	202	—
* Yadkin Valley Financial Corp.	200	—
Ameriana Bancorp	77	—
* American Independence Corp.	57	—
* Republic First Bancorp Inc.	100	—
Eastern Insurance Holdings Inc.	6	—
Peoples Financial Corp.	2	—
		294,778
Health Care (7.0%)
Johnson & Johnson	400,044	26,235
Pfizer Inc.	1,139,078	24,650
Merck & Co. Inc.	449,796	16,957
Abbott Laboratories	227,245	12,778
Bristol-Myers Squibb Co.	248,956	8,773
UnitedHealth Group Inc.	157,059	7,960
Amgen Inc.	115,712	7,430
Eli Lilly & Co.	151,935	6,314
Medtronic Inc.	155,149	5,934
* Gilead Sciences Inc.	112,898	4,621
* Celgene Corp.	66,898	4,522
Baxter International Inc.	82,944	4,104
Allergan Inc.	44,981	3,947
* Biogen Idec Inc.	33,675	3,706
WellPoint Inc.	52,773	3,496
Covidien plc	72,199	3,250
* Medco Health Solutions Inc.	56,336	3,149
* Express Scripts Inc.	67,883	3,034
McKesson Corp.	36,000	2,805
* Intuitive Surgical Inc.	5,731	2,654
* Thermo Fisher Scientific Inc.	55,620	2,501
Becton Dickinson and Co.	31,866	2,381
Aetna Inc.	54,507	2,300
Humana Inc.	24,425	2,140
Stryker Corp.	42,508	2,113
Cardinal Health Inc.	50,277	2,042
* Alexion Pharmaceuticals Inc.	27,107	1,938
* Agilent Technologies Inc.	50,969	1,780
Cigna Corp.	41,552	1,745
St. Jude Medical Inc.	47,977	1,646
* Zimmer Holdings Inc.	27,834	1,487
AmerisourceBergen Corp. Class A	39,080	1,453
* Mylan Inc.	62,791	1,348
Quest Diagnostics Inc.	23,179	1,346
* Cerner Corp.	21,006	1,287
* Laboratory Corp. of America Holdings	14,699	1,264
* Pharmasset Inc.	9,823	1,259
* Forest Laboratories Inc.	40,477	1,225
* Boston Scientific Corp.	225,590	1,205
* Watson Pharmaceuticals Inc.	19,767	1,193
Perrigo Co.	12,190	1,186

* Edwards Lifesciences Corp.	16,761	1,185
* Varian Medical Systems Inc.	17,153	1,151
CR Bard Inc.	12,514	1,070
* DaVita Inc.	13,696	1,038
* Life Technologies Corp.	26,155	1,018
* Vertex Pharmaceuticals Inc.	30,155	1,001
* Waters Corp.	13,420	994
* Henry Schein Inc.	13,535	872
* CareFusion Corp.	32,599	828
* Hospira Inc.	24,412	741
DENTSPLY International Inc.	20,742	726
* Mettler-Toledo International Inc.	4,614	682
* Hologic Inc.	38,339	671
* Coventry Health Care Inc.	21,561	655
* IDEXX Laboratories Inc.	8,286	638
Omnicare Inc.	16,956	584
* Endo Pharmaceuticals Holdings Inc.	16,801	580
* Regeneron Pharmaceuticals Inc.	10,366	575
* BioMarin Pharmaceutical Inc.	16,632	572
* ResMed Inc.	21,992	559
* HCA Holdings Inc.	25,305	557
* Illumina Inc.	18,058	550
* Healthspring Inc.	9,639	526
Universal Health Services Inc. Class B	13,507	525
* Allscripts Healthcare Solutions Inc.	27,577	522
* Mednax Inc.	7,172	516
Cooper Cos. Inc.	6,874	485
* Gen-Probe Inc.	7,155	423
* AMERIGROUP Corp.	7,146	422
* Onyx Pharmaceuticals Inc.	9,436	415
Patterson Cos. Inc.	14,048	415
* Salix Pharmaceuticals Ltd.	8,401	402
* Covance Inc.	8,698	398
* HMS Holdings Corp.	12,277	393
* Health Net Inc.	12,883	392
* Sirona Dental Systems Inc.	8,399	370
* United Therapeutics Corp.	7,786	368
* Questcor Pharmaceuticals Inc.	8,775	365
* Tenet Healthcare Corp.	70,205	360
Teleflex Inc.	5,794	355
Lincare Holdings Inc.	13,615	350
* Catalyst Health Solutions Inc.	6,658	346
Techne Corp.	5,003	342
* Cubist Pharmaceuticals Inc.	8,564	339
* WellCare Health Plans Inc.	6,319	332
PerkinElmer Inc.	16,058	321
* Cepheid Inc.	9,333	321
Medicis Pharmaceutical Corp. Class A	9,255	308
* Warner Chilcott plc Class A	20,006	303
Hill-Rom Holdings Inc.	8,970	302
* Viropharma Inc.	10,880	298
* Centene Corp.	7,462	295
* Bio-Rad Laboratories Inc. Class A	2,949	283
* Ariad Pharmaceuticals Inc.	22,729	278
* LifePoint Hospitals Inc.	7,440	276
* Brookdale Senior Living Inc. Class A	15,762	274
* Thoratec Corp.	8,119	272

* Alere Inc.	11,617	268
* Health Management Associates Inc. Class A	36,353	268
* Myriad Genetics Inc.	12,775	268
* Incyte Corp. Ltd.	17,224	259
Owens & Minor Inc.	9,098	253
STERIS Corp.	8,401	251
* Alkermes plc	14,406	250
* VCA Antech Inc.	12,460	246
* athenahealth Inc.	4,926	242
* Seattle Genetics Inc.	14,428	241
* Haemonetics Corp.	3,928	240
* Theravance Inc.	10,880	240
* HealthSouth Corp.	13,432	237
* Community Health Systems Inc.	13,217	231
Quality Systems Inc.	6,229	230
* Medivation Inc.	4,939	228
* Align Technology Inc.	9,482	225
* Amylin Pharmaceuticals Inc.	19,731	225
* Human Genome Sciences Inc.	28,951	214
* Zoll Medical Corp.	3,364	213
* Magellan Health Services Inc.	4,281	212
West Pharmaceutical Services Inc.	5,171	196
* Volcano Corp.	8,112	193
* Impax Laboratories Inc.	9,410	190
* PAREXEL International Corp.	8,905	185
* PSS World Medical Inc.	7,496	181
* Par Pharmaceutical Cos. Inc.	5,519	181
* Charles River Laboratories International Inc.	6,566	179
Chemed Corp.	3,275	168
* Dendreon Corp.	22,050	168
* Auxilium Pharmaceuticals Inc.	7,971	159
* Masimo Corp.	8,166	153
* Medicines Co.	8,061	150
* Cyberonics Inc.	4,399	147
* Bruker Corp.	11,449	142
* Acorda Therapeutics Inc.	5,940	142
* Halozyme Therapeutics Inc.	14,518	138
* Vivus Inc.	13,820	135
* Air Methods Corp.	1,525	129
* CONMED Corp.	4,969	128
* Amsurg Corp. Class A	4,844	126
* Immunogen Inc.	10,860	126
* Isis Pharmaceuticals Inc.	16,892	122
* Akorn Inc.	10,883	121
* Momenta Pharmaceuticals Inc.	6,898	120
* Inhibitex Inc.	10,940	120
* Luminex Corp.	5,596	119
* Accretive Health Inc.	5,130	118
* NxStage Medical Inc.	6,422	114
* MAKO Surgical Corp.	4,495	113
* Pharmacyclics Inc.	7,635	113
* Nektar Therapeutics	20,127	113
* Arthrocare Corp.	3,450	109
PDL BioPharma Inc.	17,468	108
* Insulet Corp.	5,572	105
* InterMune Inc.	8,306	105
* ABIOMED Inc.	5,658	105

* Wright Medical Group Inc.	6,326	104
* Abaxis Inc.	3,757	104
Meridian Bioscience Inc.	5,437	102
Analogic Corp.	1,780	102
* Rigel Pharmaceuticals Inc.	12,747	101
* MWI Veterinary Supply Inc.	1,513	101
* Omnicell Inc.	5,902	98
* Jazz Pharmaceuticals Inc.	2,511	97
* Opko Health Inc.	19,483	95
* IPC The Hospitalist Co. Inc.	2,040	93
* Spectrum Pharmaceuticals Inc.	6,374	93
* HeartWare International Inc.	1,345	93
* Exelixis Inc.	19,515	92
* Kindred Healthcare Inc.	7,685	90
Computer Programs & Systems Inc.	1,757	90
* Integra LifeSciences Holdings Corp.	2,861	88
* NPS Pharmaceuticals Inc.	13,321	88
* DexCom Inc.	9,397	87
* Ironwood Pharmaceuticals Inc.	7,172	86
* Neogen Corp.	2,768	85
* SonoSite Inc.	1,543	83
* Greatbatch Inc.	3,699	82
* ICU Medical Inc.	1,806	81
* Optimer Pharmaceuticals Inc.	6,599	81
* Neurocrine Biosciences Inc.	9,408	80
* NuVasive Inc.	6,187	78
Landauer Inc.	1,499	77
* Orthofix International NV	2,169	76
* Endologix Inc.	6,629	76
* OraSure Technologies Inc.	8,189	75
* PharMerica Corp.	4,884	74
* Team Health Holdings Inc.	3,350	74
* Hanger Orthopedic Group Inc.	3,946	74
* Curis Inc.	15,748	74
Invacare Corp.	4,779	73
* AVEO Pharmaceuticals Inc.	4,239	73
* Idenix Pharmaceuticals Inc.	9,681	72
* Medidata Solutions Inc.	3,296	72
* Bio-Reference Labs Inc.	4,293	70
Universal American Corp.	5,471	70
* Molina Healthcare Inc.	3,079	69
* Corvel Corp.	1,321	68
* Sequenom Inc.	14,678	65
* Merit Medical Systems Inc.	4,880	65
* Quidel Corp.	4,312	65
* Select Medical Holdings Corp.	7,645	65
* AMAG Pharmaceuticals Inc.	3,326	63
* Emeritus Corp.	3,508	61
* Oncothyreon Inc.	8,016	61
* MedAssets Inc.	6,403	59
* Micromet Inc.	8,184	59
* Conceptus Inc.	4,627	58
* Emergent Biosolutions Inc.	3,439	58
* Exact Sciences Corp.	6,782	55
* Genomic Health Inc.	2,151	55
* Accuray Inc.	12,849	54
* Enzon Pharmaceuticals Inc.	8,064	54

* Sunrise Senior Living Inc.	8,334	54
* Staar Surgical Co.	5,112	54
* Lexicon Pharmaceuticals Inc.	40,638	52
* Triple-S Management Corp. Class B	2,609	52
* Hi-Tech Pharmacal Co. Inc.	1,318	51
* Ardea Biosciences Inc.	3,006	51
* Natus Medical Inc.	5,358	51
* Achillion Pharmaceuticals Inc.	6,579	50
* Arena Pharmaceuticals Inc.	26,713	50
* Affymax Inc.	7,545	50
* RTI Biologics Inc.	10,905	48
* Depomed Inc.	9,173	48
* AngioDynamics Inc.	3,187	47
* AVANIR Pharmaceuticals Inc.	22,873	47
Atrion Corp.	194	47
* Protalix BioTherapeutics Inc.	9,378	46
* Progenics Pharmaceuticals Inc.	5,321	45
* Amedisys Inc.	4,109	45
* Affymetrix Inc.	10,936	45
* Spectranetics Corp.	6,156	44
National Healthcare Corp.	1,058	44
* ZIOPHARM Oncology Inc.	10,007	44
* Dynavax Technologies Corp.	13,223	44
* Vical Inc.	9,905	44
US Physical Therapy Inc.	2,206	43
* ExamWorks Group Inc.	4,462	42
* Synovis Life Technologies Inc.	1,498	42
* Neoprobe Corp.	15,880	42
* Healthways Inc.	5,929	41
* Chelsea Therapeutics International Ltd.	7,616	39
* Arqule Inc.	6,731	38
Cantel Medical Corp.	1,358	38
* Ligand Pharmaceuticals Inc. Class B	3,152	37
* Merge Healthcare Inc.	7,685	37
* Immunomedics Inc.	11,095	37
* Symmetry Medical Inc.	4,605	37
* MannKind Corp.	14,709	37
* ISTA Pharmaceuticals Inc.	5,144	36
Ensign Group Inc.	1,478	36
* Cambrex Corp.	5,002	36
* American Dental Partners Inc.	1,905	36
Assisted Living Concepts Inc. Class A	2,335	35
* Metropolitan Health Networks Inc.	4,642	35
* Providence Service Corp.	2,454	34
* MAP Pharmaceuticals Inc.	2,543	33
* SurModics Inc.	2,251	33
* eResearchTechnology Inc.	6,984	33
* Cell Therapeutics Inc.	27,550	32
* Alnylam Pharmaceuticals Inc.	3,902	32
* IRIS International Inc.	3,339	31
* HealthStream Inc.	1,620	30
* PROLOR Biotech Inc.	6,993	30
* Savient Pharmaceuticals Inc.	13,386	30
* Cross Country Healthcare Inc.	5,307	29
* Geron Corp.	19,871	29
* Synta Pharmaceuticals Corp.	6,245	29
* Gentiva Health Services Inc.	4,247	29

* Sciclone Pharmaceuticals Inc.	6,526	28
* BioScrip Inc.	5,069	28
Young Innovations Inc.	931	28
* Pain Therapeutics Inc.	7,241	28
* LHC Group Inc.	2,133	27
* Unilife Corp.	8,442	26
* Vanguard Health Systems Inc.	2,566	26
* Obagi Medical Products Inc.	2,506	25
* OncoGenex Pharmaceutical Inc.	2,165	25
* Corcept Therapeutics Inc.	7,388	25
* Santarus Inc.	7,623	25
* Capital Senior Living Corp.	3,128	25
* Columbia Laboratories Inc.	9,683	24
* Biotime Inc.	4,085	24
* Anika Therapeutics Inc.	2,358	23
* Zalicus Inc.	19,030	23
* Exactech Inc.	1,389	23
* Keryx Biopharmaceuticals Inc.	9,039	23
* Repligen Corp.	6,509	23
* Furiex Pharmaceuticals Inc.	1,341	22
* Targacept Inc.	3,985	22
* Metabolix Inc.	4,849	22
* Alphatec Holdings Inc.	12,759	22
* Solta Medical Inc.	6,928	22
* Cadence Pharmaceuticals Inc.	5,448	22
* Infinity Pharmaceuticals Inc.	2,402	21
* Anthera Pharmaceuticals Inc.	3,433	21
* Sangamo Biosciences Inc.	7,362	21
* Lannett Co. Inc.	4,724	21
* Hansen Medical Inc.	7,960	21
* AMN Healthcare Services Inc.	4,601	20
* Synergetics USA Inc.	2,643	20
* Delcath Systems Inc.	6,329	19
* Almost Family Inc.	1,164	19
* AtriCure Inc.	1,729	19
* Transcend Services Inc.	807	19
* Kensey Nash Corp.	976	19
* Dyax Corp.	13,659	19
* Palomar Medical Technologies Inc.	1,983	18
* Sucampo Pharmaceuticals Inc. Class A	4,106	18
* Apricus Biosciences Inc.	3,488	18
* Sun Healthcare Group Inc.	4,621	18
Utah Medical Products Inc.	630	17
* Tornier NV	940	17
* Cumberland Pharmaceuticals Inc.	3,142	17
* Vanda Pharmaceuticals Inc.	3,547	17
National Research Corp.	427	17
* Osiris Therapeutics Inc.	3,069	16
* Amicus Therapeutics Inc.	4,729	16
* Cerus Corp.	5,802	16
* Maxygen Inc.	2,879	16
* GTx Inc.	4,824	16
* MedQuist Holdings Inc.	1,670	16
* Cynosure Inc. Class A	1,365	16
* Peregrine Pharmaceuticals Inc.	15,444	16
* Allos Therapeutics Inc.	11,148	16
* CryoLife Inc.	3,270	16

* Celldex Therapeutics Inc.	5,937	15
* Five Star Quality Care Inc.	5,112	15
* Cytokinetics Inc.	15,973	15
* Omeros Corp.	3,863	15
* Novavax Inc.	11,994	15
* Cardiovascular Systems Inc.	1,515	15
* XenoPort Inc.	3,898	15
* MELA Sciences Inc.	3,994	15
* Medtox Scientific Inc.	1,023	14
* Cytori Therapeutics Inc.	6,511	14
* Harvard Bioscience Inc.	3,668	14
* Durect Corp.	11,953	14
* SIGA Technologies Inc.	5,578	14
* Cleveland Biolabs Inc.	4,857	14
* AVI BioPharma Inc.	18,374	14
* RadNet Inc.	6,407	14
* Astex Pharmaceuticals	7,217	14
* Antares Pharma Inc.	6,200	14
* PDI Inc.	2,091	13
* Chindex International Inc.	1,582	13
* Anacor Pharmaceuticals Inc.	2,145	13
* Raptor Pharmaceutical Corp.	2,102	13
* Insmed Inc.	4,306	13
* Zogenix Inc.	5,749	13
* Pozen Inc.	3,216	13
* Fluidigm Corp.	963	13
* Biolase Technology Inc.	4,920	13
* Cardica Inc.	5,774	12
* Cutera Inc.	1,663	12
* Array Biopharma Inc.	5,575	12
* BioCryst Pharmaceuticals Inc.	4,835	12
* Aastrom Biosciences Inc.	6,335	12
* Sagent Pharmaceuticals Inc.	539	11
* Cornerstone Therapeutics Inc.	1,995	11
* Albany Molecular Research Inc.	3,680	11
* EnteroMedics Inc.	6,331	11
* BSD Medical Corp.	4,539	11
* BioMimetic Therapeutics Inc.	3,766	11
* Vascular Solutions Inc.	950	11
* Sharps Compliance Corp.	2,564	11
* Pacific Biosciences of California Inc.	3,721	10
* BioClinica Inc.	2,392	10
* Rochester Medical Corp.	1,219	10
* KV Pharmaceutical Co. Class A	7,195	10
* Codexis Inc.	1,895	10
* Biosante Pharmaceuticals Inc.	19,890	10
* Skilled Healthcare Group Inc.	1,829	10
* Enzo Biochem Inc.	4,186	9
* GenVec Inc.	3,715	9
* Acadia Pharmaceuticals Inc.	7,656	8
* Biospecifics Technologies Corp.	485	8
* Dusa Pharmaceuticals Inc.	1,822	8
* Alexza Pharmaceuticals Inc.	9,570	8
* Complete Genomics Inc.	2,684	8
* Vision Sciences Inc.	4,110	8
* CardioNet Inc.	3,173	8
* Medical Action Industries Inc.	1,406	7

* Aegerion Pharmaceuticals Inc.	427	7
* Mediware Information Systems	553	7
* Acura Pharmaceuticals Inc.	2,008	7
* Bovie Medical Corp.	3,273	7
* Orexigen Therapeutics Inc.	4,237	7
* Stereotaxis Inc.	6,636	5
* Endocyte Inc.	1,422	5
* Repros Therapeutics Inc.	1,081	5
* Nabi Biopharmaceuticals	2,521	5
* XOMA Ltd.	4,037	5
* Myrexis Inc.	1,572	4
* Digirad Corp.	2,106	4
* Alliance HealthCare Services Inc.	3,265	4
* Arrowhead Research Corp.	969	4
* CytRx Corp.	14,812	4
* Inovio Pharmaceuticals Inc.	9,197	4
* Hemispherx Biopharma Inc.	20,242	4
* Hooper Holmes Inc.	5,665	3
* Strategic Diagnostics Inc.	1,765	3
* TranS1 Inc.	1,691	3
* Agenus Inc.	1,555	3
* Adolor Corp. Rights Exp. 7/1/2019	5,153	3
Psychemedics Corp.	260	2
* Somaxon Pharmaceuticals Inc.	5,202	2
* Theragenics Corp.	1,303	2
* Discovery Laboratories Inc.	993	2
* LCA-Vision Inc.	437	1
* Galena Biopharma Inc.	2,300	1
* ThermoGenesis Corp.	1,157	1
* Telik Inc.	1,800	—
* Icad Inc.	400	—
* Alimera Sciences Inc.	178	—
		240,085
Industrials (6.6%)
General Electric Co.	1,547,637	27,718
United Technologies Corp.	125,999	9,209
Caterpillar Inc.	94,240	8,538
3M Co.	98,297	8,034
United Parcel Service Inc. Class B	107,452	7,864
Union Pacific Corp.	71,374	7,561
Boeing Co.	102,664	7,530
Honeywell International Inc.	108,687	5,907
Emerson Electric Co.	108,821	5,070
Deere & Co.	60,342	4,667
Danaher Corp.	85,228	4,009
Norfolk Southern Corp.	50,862	3,706
FedEx Corp.	44,024	3,676
Precision Castparts Corp.	20,970	3,456
Lockheed Martin Corp.	41,755	3,378
CSX Corp.	159,873	3,367
Tyco International Ltd.	67,615	3,158
Illinois Tool Works Inc.	64,687	3,022
General Dynamics Corp.	44,973	2,987
Raytheon Co.	51,408	2,487
Cummins Inc.	26,935	2,371
Northrop Grumman Corp.	38,511	2,252
Goodrich Corp.	18,198	2,251

Waste Management Inc.	65,842	2,154
Eaton Corp.	47,415	2,064
PACCAR Inc.	48,008	1,799
Fastenal Co.	40,850	1,781
Parker Hannifin Corp.	22,603	1,724
CH Robinson Worldwide Inc.	24,020	1,676
WW Grainger Inc.	8,608	1,611
Dover Corp.	27,168	1,577
Stanley Black & Decker Inc.	23,251	1,572
Rockwell Automation Inc.	20,997	1,541
Ingersoll-Rand plc	48,201	1,469
Cooper Industries plc	24,097	1,305
Fluor Corp.	25,319	1,272
Expeditors International of Washington Inc.	30,859	1,264
Rockwell Collins Inc.	22,648	1,254
Roper Industries Inc.	14,052	1,221
Republic Services Inc. Class A	43,880	1,209
Joy Global Inc.	15,385	1,153
* Kansas City Southern	16,052	1,092
L-3 Communications Holdings Inc.	15,302	1,020
* Delta Air Lines Inc.	124,254	1,005
Southwest Airlines Co.	116,079	994
AMETEK Inc.	23,594	993
Pall Corp.	16,965	970
* Stericycle Inc.	11,936	930
* United Continental Holdings Inc.	48,579	917
Iron Mountain Inc.	26,376	812
Flowserve Corp.	8,134	808
* Jacobs Engineering Group Inc.	18,622	756
Textron Inc.	40,251	744
* Verisk Analytics Inc. Class A	18,451	740
Donaldson Co. Inc.	10,639	724
Equifax Inc.	18,040	699
* Quanta Services Inc.	30,668	661
* TransDigm Group Inc.	6,882	658
Xylem Inc.	25,551	656
JB Hunt Transport Services Inc.	14,022	632
KBR Inc.	22,262	620
Cintas Corp.	17,392	605
* AGCO Corp.	13,715	589
Gardner Denver Inc.	7,538	581
Robert Half International Inc.	20,126	573
Pitney Bowes Inc.	29,820	553
* BE Aerospace Inc.	14,276	553
Masco Corp.	51,845	543
Dun & Bradstreet Corp.	7,120	533
* IHS Inc. Class A	6,005	517
Waste Connections Inc.	15,477	513
Hubbell Inc. Class B	7,624	510
MSC Industrial Direct Co. Inc. Class A	7,000	501
Wabtec Corp.	7,017	491
Pentair Inc.	14,735	491
Towers Watson & Co. Class A	8,145	488
* Owens Corning	16,939	487
Timken Co.	12,460	482
* Kirby Corp.	7,202	474
* Hertz Global Holdings Inc.	39,305	461

* Clean Harbors Inc.	7,088	452
Lincoln Electric Holdings Inc.	11,412	446
SPX Corp.	7,336	442
IDEX Corp.	11,889	441
Manpower Inc.	12,300	440
Kennametal Inc.	11,642	425
* WABCO Holdings Inc.	9,709	421
Avery Dennison Corp.	14,659	420
Snap-on Inc.	8,280	419
* URS Corp.	11,735	412
* Thomas & Betts Corp.	7,442	406
* Copart Inc.	8,457	405
* Alaska Air Group Inc.	5,358	402
* Babcock & Wilcox Co.	16,636	402
RR Donnelley & Sons Co.	27,711	400
* Nielsen Holdings NV	13,414	398
Ryder System Inc.	7,371	392
* Navistar International Corp.	10,306	390
Carlisle Cos. Inc.	8,773	389
Graco Inc.	9,138	374
Triumph Group Inc.	6,271	367
Trinity Industries Inc.	12,066	363
Nordson Corp.	8,675	357
CLARCOR Inc.	7,130	356
* Hexcel Corp.	14,682	355
* Spirit Aerosystems Holdings Inc. Class A	16,960	352
* Genesee & Wyoming Inc. Class A	5,717	346
Woodward Inc.	8,412	344
* Foster Wheeler AG	17,903	343
* Fortune Brands Home & Security Inc.	19,938	340
* WESCO International Inc.	6,231	330
* Sensata Technologies Holding NV	12,513	329
* Corrections Corp. of America	16,107	328
Acuity Brands Inc.	6,185	328
Landstar System Inc.	6,818	327
Crane Co.	6,977	326
* AECOM Technology Corp.	15,381	316
Valmont Industries Inc.	3,414	310
Regal-Beloit Corp.	5,838	298
* Oshkosh Corp.	13,850	296
* Teledyne Technologies Inc.	5,303	291
* Dollar Thrifty Automotive Group Inc.	4,054	285
* United Rentals Inc.	9,498	281
Robbins & Myers Inc.	5,769	280
GATX Corp.	6,303	275
EMCOR Group Inc.	10,209	274
Alliant Techsystems Inc.	4,700	269
* FTI Consulting Inc.	6,277	266
* Moog Inc. Class A	6,048	266
Toro Co.	4,375	265
* Old Dominion Freight Line Inc.	6,532	265
* Esterline Technologies Corp.	4,641	260
Alexander & Baldwin Inc.	6,328	258
Covanta Holding Corp.	18,848	258
ITT Corp.	13,247	256
Watsco Inc.	3,877	255
* Shaw Group Inc.	9,425	254

Harsco Corp.	12,277	253
Con-way Inc.	8,377	244
* Air Lease Corp.	10,251	243
* GrafTech International Ltd.	17,752	242
* Acacia Research - Acacia Technologies	6,573	240
Belden Inc.	7,191	239
* Chart Industries Inc.	4,420	239
Exelis Inc.	26,386	239
Curtiss-Wright Corp.	6,694	237
Lennox International Inc.	6,886	232
AO Smith Corp.	5,750	231
* CoStar Group Inc.	3,457	231
* Middleby Corp.	2,453	231
Brady Corp. Class A	7,306	231
* Polypore International Inc.	5,156	227
* Terex Corp.	16,638	225
Actuant Corp. Class A	9,713	220
* Huntington Ingalls Industries Inc.	6,995	219
Applied Industrial Technologies Inc.	5,891	207
UTi Worldwide Inc.	15,558	207
* Tetra Tech Inc.	9,473	205
Corporate Executive Board Co.	5,353	204
Mueller Industries Inc.	5,252	202
United Stationers Inc.	6,184	201
Rollins Inc.	9,044	201
* EnerSys	7,631	198
* General Cable Corp.	7,904	198
* JetBlue Airways Corp.	37,692	196
Brink's Co.	7,057	190
Simpson Manufacturing Co. Inc.	5,573	188
* HUB Group Inc. Class A	5,550	180
* Advisory Board Co.	2,415	179
Manitowoc Co. Inc.	19,267	177
HNI Corp.	6,779	177
Deluxe Corp.	7,706	175
* Avis Budget Group Inc.	16,252	174
Barnes Group Inc.	7,129	172
Healthcare Services Group Inc.	9,694	172
Macquarie Infrastructure Co. LLC	6,097	170
* Geo Group Inc.	10,028	168
Werner Enterprises Inc.	6,792	164
Mine Safety Appliances Co.	4,714	156
* Atlas Air Worldwide Holdings Inc.	4,023	155
Kaydon Corp.	4,990	152
Herman Miller Inc.	8,224	152
* MasTec Inc.	8,594	149
ABM Industries Inc.	7,209	149
* II-VI Inc.	8,096	149
Raven Industries Inc.	2,385	148
Knight Transportation Inc.	9,407	147
Watts Water Technologies Inc. Class A	4,178	143
Forward Air Corp.	4,414	141
* RSC Holdings Inc.	7,444	138
Granite Construction Inc.	5,558	132
* Beacon Roofing Supply Inc.	6,362	129
* RBC Bearings Inc.	3,035	127
HEICO Corp.	2,149	126

* US Airways Group Inc.	24,762	126
Franklin Electric Co. Inc.	2,849	124
* USG Corp.	12,186	124
* Armstrong World Industries Inc.	2,760	121
HEICO Corp. Class A	3,071	121
Heartland Express Inc.	8,295	119
* Dycom Industries Inc.	5,504	115
* Orbital Sciences Corp.	7,890	115
* Generac Holdings Inc.	3,952	111
* Seaboard Corp.	54	110
AAR Corp.	5,716	110
Titan International Inc.	5,623	109
* Colfax Corp.	3,838	109
Aircastle Ltd.	8,576	109
* Huron Consulting Group Inc.	2,810	109
Briggs & Stratton Corp.	7,018	109
* Korn/Ferry International	6,291	107
ESCO Technologies Inc.	3,700	107
* SYKES Enterprises Inc.	6,733	105
Cubic Corp.	2,415	105
* EnPro Industries Inc.	3,155	104
Unifirst Corp.	1,818	103
Interface Inc. Class A	8,904	103
Knoll Inc.	6,846	102
* Allegiant Travel Co. Class A	1,879	100
* Mobile Mini Inc.	5,618	98
* TrueBlue Inc.	7,051	98
* Ceradyne Inc.	3,624	97
Kaman Corp.	3,540	97
* Blount International Inc.	6,592	96
Steelcase Inc. Class A	12,763	95
Insperity Inc.	3,744	95
* Wabash National Corp.	12,024	94
McGrath Rentcorp	3,227	94
American Science & Engineering Inc.	1,372	93
* DigitalGlobe Inc.	5,457	93
* Swift Transportation Co.	11,236	93
Amerco Inc.	1,046	92
Tennant Co.	2,372	92
Arkansas Best Corp.	4,647	90
SkyWest Inc.	7,088	89
* Altra Holdings Inc.	4,726	89
Lindsay Corp.	1,566	86
* Navigant Consulting Inc.	7,399	84
Universal Forest Products Inc.	2,726	84
* Interline Brands Inc.	5,385	84
TAL International Group Inc.	2,888	83
* Aegion Corp. Class A	5,397	83
* ACCO Brands Corp.	8,436	81
Albany International Corp.	3,437	79
* Astec Industries Inc.	2,467	79
Resources Connection Inc.	7,433	79
Griffon Corp.	8,564	78
* Rush Enterprises Inc. Class A	3,724	78
* KAR Auction Services Inc.	5,727	77
* H&E Equipment Services Inc.	5,703	77
* Exponent Inc.	1,659	76

* Meritor Inc.	14,226	76
AAON Inc.	3,693	76
Cascade Corp.	1,595	75
* Team Inc.	2,516	75
* Kforce Inc.	5,918	73
* Consolidated Graphics Inc.	1,494	72
Standex International Corp.	2,093	72
Quanex Building Products Corp.	4,743	71
* Tutor Perini Corp.	5,711	70
CIRCOR International Inc.	1,989	70
AZZ Inc.	1,482	67
* ICF International Inc.	2,685	67
* Aerovironment Inc.	2,111	66
Gorman-Rupp Co.	2,445	66
* Sauer-Danfoss Inc.	1,827	66
Sun Hydraulics Corp.	2,772	65
Encore Wire Corp.	2,400	62
G&K Services Inc. Class A	2,124	62
* Kadant Inc.	2,727	62
Comfort Systems USA Inc.	5,668	61
* Greenbrier Cos. Inc.	2,461	60
* On Assignment Inc.	5,214	58
* GeoEye Inc.	2,598	58
* Gibraltar Industries Inc.	4,117	57
John Bean Technologies Corp.	3,723	57
* FreightCar America Inc.	2,696	57
Apogee Enterprises Inc.	4,589	56
* Mistras Group Inc.	2,186	56
Mueller Water Products Inc. Class A	22,694	55
* Titan Machinery Inc.	2,483	54
* Layne Christensen Co.	2,215	54
* Pendrell Corp.	20,596	53
* MYR Group Inc.	2,666	51
National Presto Industries Inc.	542	51
* InnerWorkings Inc.	5,447	51
US Ecology Inc.	2,645	50
* EnergySolutions Inc.	15,960	49
Kelly Services Inc. Class A	3,556	49
* Global Power Equipment Group Inc.	2,026	48
* Capstone Turbine Corp.	40,940	48
NACCO Industries Inc. Class A	532	47
* CBIZ Inc.	7,762	47
* Astronics Corp.	1,324	47
* Trimas Corp.	2,562	46
Viad Corp.	2,609	46
* Taser International Inc.	8,673	44
Graham Corp.	1,937	43
Multi-Color Corp.	1,688	43
LB Foster Co. Class A	1,535	43
Great Lakes Dredge & Dock Corp.	7,708	43
Alamo Group Inc.	1,559	42
Federal Signal Corp.	9,977	41
* Accuride Corp.	5,675	40
Heidrick & Struggles International Inc.	1,860	40
* RailAmerica Inc.	2,688	40
Primoris Services Corp.	2,677	40
Quad/Graphics Inc.	2,676	38

* Air Transport Services Group Inc.	8,105	38
* American Railcar Industries Inc.	1,586	38
* PMFG Inc.	1,918	37
* Genco Shipping & Trading Ltd.	5,524	37
* Furmanite Corp.	5,906	37
Twin Disc Inc.	995	36
* Swisher Hygiene Inc.	9,630	36
* GenCorp Inc.	6,697	36
* Lydall Inc.	3,751	36
Dynamic Materials Corp.	1,784	35
Celadon Group Inc.	2,949	35
Houston Wire & Cable Co.	2,516	35
Ennis Inc.	2,594	35
* Columbus McKinnon Corp.	2,706	34
* GP Strategies Corp.	2,541	34
* Trex Co. Inc.	1,462	34
* Powell Industries Inc.	1,044	33
* Dolan Co.	3,830	33
* Spirit Airlines Inc.	2,054	32
Miller Industries Inc.	1,998	31
* Hawaiian Holdings Inc.	5,370	31
* Odyssey Marine Exploration Inc.	10,978	30
Vicor Corp.	3,777	30
* NCI Building Systems Inc.	2,706	29
* Pacer International Inc.	5,329	29
* Fuel Tech Inc.	4,233	28
Insteel Industries Inc.	2,534	28
Schawk Inc. Class A	2,470	28
* Commercial Vehicle Group Inc.	3,047	28
Marten Transport Ltd.	1,506	27
* Michael Baker Corp.	1,379	27
* Metalico Inc.	8,210	27
* EnerNOC Inc.	2,470	27
* A123 Systems Inc.	16,402	26
* Ameresco Inc. Class A	1,887	26
* TRC Cos. Inc.	4,285	26
Argan Inc.	1,665	25
* American Superconductor Corp.	6,831	25
Kimball International Inc. Class B	4,945	25
Courier Corp.	2,132	25
CDI Corp.	1,800	25
* CRA International Inc.	1,236	25
* Saia Inc.	1,954	24
* DXP Enterprises Inc.	756	24
* Quality Distribution Inc.	2,155	24
Preformed Line Products Co.	404	24
* Flow International Corp.	6,830	24
American Woodmark Corp.	1,739	24
SeaCube Container Leasing Ltd.	1,538	23
* Patriot Transportation Holding Inc.	1,041	23
* Northwest Pipe Co.	988	23
Aceto Corp.	3,259	23
* Cenveo Inc.	6,249	21
* Standard Parking Corp.	1,182	21
* CAI International Inc.	1,358	21
* Sterling Construction Co. Inc.	1,929	21
* Park-Ohio Holdings Corp.	1,129	20

* Hill International Inc.	3,822	20
* Franklin Covey Co.	2,286	19
* Orion Marine Group Inc.	2,911	19
* Kratos Defense & Security Solutions Inc.	3,234	19
* LMI Aerospace Inc.	1,087	19
Douglas Dynamics Inc.	1,304	19
* Hurco Cos. Inc.	892	19
LSI Industries Inc.	3,072	18
* Perma-Fix Environmental Services	11,870	18
* Heritage-Crystal Clean Inc.	1,092	18
* Republic Airways Holdings Inc.	5,228	18
* Roadrunner Transportation Systems Inc.	1,252	18
* American Reprographics Co.	3,678	17
Met-Pro Corp.	1,862	17
Intersections Inc.	1,483	16
* Casella Waste Systems Inc. Class A	2,535	16
VSE Corp.	653	16
* Energy Recovery Inc.	6,094	16
International Shipholding Corp.	841	16
* Hudson Highland Group Inc.	3,195	15
* Sparton Corp.	1,704	15
Ducommun Inc.	1,159	15
Ampco-Pittsburgh Corp.	763	15
* Key Technology Inc.	1,132	15
Baltic Trading Ltd.	3,081	15
* FuelCell Energy Inc.	16,203	14
* NN Inc.	2,302	14
* Valence Technology Inc.	13,725	13
* BlueLinx Holdings Inc.	8,923	13
* WCA Waste Corp.	2,021	13
* KEYW Holding Corp.	1,668	12
Lawson Products Inc.	790	12
* Builders FirstSource Inc.	5,919	12
Barrett Business Services Inc.	591	12
* Pike Electric Corp.	1,507	11
US Home Systems Inc.	1,619	11
* AT Cross Co. Class A	922	10
* Satcon Technology Corp.	17,210	10
* Covenant Transportation Group Inc. Class A	3,207	10
* Thermon Group Holdings Inc.	532	9
Hardinge Inc.	1,155	9
* Tecumseh Products Co. Class A	1,858	9
* Ultralife Corp.	2,150	9
* Willis Lease Finance Corp.	708	8
* Omega Flex Inc.	593	8
* Zipcar Inc.	600	8
* USA Truck Inc.	874	7
* PowerSecure International Inc.	1,323	7
* RPX Corp.	512	6
Ceco Environmental Corp.	1,146	6
* Xerium Technologies Inc.	988	6
* Orion Energy Systems Inc.	2,148	6
LS Starrett Co. Class A	450	6
* Plug Power Inc.	2,753	6
* Eagle Bulk Shipping Inc.	5,778	5
* Broadwind Energy Inc.	7,830	5
* Active Power Inc.	7,709	5

* Coleman Cable Inc.	464	4
* Hoku Corp.	6,693	4
* Pinnacle Airlines Corp.	4,615	4
* Lime Energy Co.	994	3
Eastern Co.	156	3
Standard Register Co.	1,032	2
* Altair Nanotechnologies Inc.	3,329	2
* Magnetek Inc.	218	2
* Frozen Food Express Industries	1,420	2
* SL Industries Inc.	100	2
* PGT Inc.	664	1
* PAM Transportation Services Inc.	61	1
Virco Manufacturing	95	—
		227,751
Information Technology (11.1%)
* Apple Inc.	135,347	54,816
International Business Machines Corp.	174,276	32,046
Microsoft Corp.	1,100,906	28,580
* Google Inc. Class A	37,111	23,970
Intel Corp.	766,602	18,590
Oracle Corp.	590,798	15,154
Cisco Systems Inc.	803,019	14,519
Qualcomm Inc.	244,758	13,388
Hewlett-Packard Co.	302,753	7,799
Visa Inc. Class A	76,079	7,724
* EMC Corp.	301,207	6,488
Mastercard Inc. Class A	15,834	5,903
* eBay Inc.	169,656	5,146
Accenture plc Class A	94,217	5,015
Texas Instruments Inc.	168,861	4,916
Automatic Data Processing Inc.	71,638	3,869
* Dell Inc.	240,329	3,516
Corning Inc.	229,205	2,975
* Cognizant Technology Solutions Corp. Class A	44,191	2,842
* Yahoo! Inc.	175,558	2,832
Intuit Inc.	42,019	2,210
Motorola Solutions Inc.	45,087	2,087
Broadcom Corp. Class A	70,586	2,072
Applied Materials Inc.	193,123	2,068
* Adobe Systems Inc.	72,024	2,036
* NetApp Inc.	53,763	1,950
TE Connectivity Ltd.	63,151	1,946
* Salesforce.com Inc.	18,468	1,874
Altera Corp.	47,601	1,766
* SanDisk Corp.	35,146	1,730
* Symantec Corp.	107,990	1,690
Western Union Co.	92,159	1,683
* Citrix Systems Inc.	27,367	1,662
Xerox Corp.	204,627	1,629
* Motorola Mobility Holdings Inc.	41,413	1,607
* Juniper Networks Inc.	77,660	1,585
Analog Devices Inc.	43,602	1,560
Paychex Inc.	47,435	1,428
Xilinx Inc.	39,078	1,253
* F5 Networks Inc.	11,745	1,246
* NVIDIA Corp.	88,530	1,227
* Fiserv Inc.	20,714	1,217

CA Inc.	58,657	1,186
* Teradata Corp.	24,387	1,183
KLA-Tencor Corp.	24,198	1,168
* Red Hat Inc.	27,990	1,156
Amphenol Corp. Class A	25,041	1,137
Maxim Integrated Products Inc.	43,503	1,133
* Marvell Technology Group Ltd.	76,399	1,058
* Western Digital Corp.	33,974	1,051
* VMware Inc. Class A	12,615	1,049
Microchip Technology Inc.	27,615	1,012
Seagate Technology plc	61,585	1,010
* Autodesk Inc.	33,146	1,005
Linear Technology Corp.	33,459	1,005
* Electronic Arts Inc.	47,908	987
Fidelity National Information Services Inc.	35,795	952
Avago Technologies Ltd.	32,436	936
Activision Blizzard Inc.	75,408	929
* Nuance Communications Inc.	35,446	892
* Akamai Technologies Inc.	27,238	879
* BMC Software Inc.	25,918	850
* Micron Technology Inc.	132,082	831
VeriSign Inc.	23,244	830
* Trimble Navigation Ltd.	17,853	775
* ANSYS Inc.	13,495	773
* Alliance Data Systems Corp.	7,315	760
* Avnet Inc.	22,211	691
* Equinix Inc.	6,701	679
* Lam Research Corp.	18,331	679
* Rackspace Hosting Inc.	15,181	653
Harris Corp.	17,744	639
* Arrow Electronics Inc.	17,016	637
* Flextronics International Ltd.	107,425	608
FLIR Systems Inc.	23,065	578
* TIBCO Software Inc.	24,117	577
* Synopsys Inc.	21,051	573
Global Payments Inc.	11,977	567
* Informatica Corp.	15,344	567
Jabil Circuit Inc.	28,471	560
* VeriFone Systems Inc.	15,482	550
* MICROS Systems Inc.	11,741	547
Factset Research Systems Inc.	6,247	545
* Atmel Corp.	66,500	539
Computer Sciences Corp.	22,669	537
* ON Semiconductor Corp.	66,679	515
* LSI Corp.	84,427	502
* Riverbed Technology Inc.	21,144	497
IAC/InterActiveCorp	11,650	496
* SAIC Inc.	40,171	494
Total System Services Inc.	24,485	479
Solera Holdings Inc.	10,557	470
* Advanced Micro Devices Inc.	85,196	460
* Netlogic Microsystems Inc.	9,178	455
* Skyworks Solutions Inc.	27,234	442
* Gartner Inc.	12,483	434
* Polycom Inc.	26,428	431
* Novellus Systems Inc.	10,259	424
* Cadence Design Systems Inc.	40,259	419

* Ingram Micro Inc.	22,974	418
Broadridge Financial Solutions Inc.	18,483	417
Jack Henry & Associates Inc.	12,289	413
Molex Inc.	17,080	408
* Ariba Inc.	14,471	406
Cypress Semiconductor Corp.	23,978	405
* SuccessFactors Inc.	10,118	403
* Rovi Corp.	16,400	403
Lexmark International Inc. Class A	11,502	380
* Teradyne Inc.	27,828	379
* NCR Corp.	22,439	369
National Instruments Corp.	14,223	369
* Brocade Communications Systems Inc.	70,820	368
* JDS Uniphase Corp.	34,023	355
* Cree Inc.	15,825	349
MercadoLibre Inc.	4,310	343
* Concur Technologies Inc.	6,517	331
* NeuStar Inc. Class A	9,547	326
* Parametric Technology Corp.	17,255	315
* Tech Data Corp.	6,243	308
* WebMD Health Corp.	7,987	300
InterDigital Inc.	6,778	295
* Zebra Technologies Corp.	8,178	293
* First Solar Inc.	8,388	283
* Fortinet Inc.	12,969	283
* Wright Express Corp.	5,121	278
* Compuware Corp.	32,684	272
ADTRAN Inc.	8,853	267
Diebold Inc.	8,865	267
* QLIK Technologies Inc.	11,013	267
* Viasat Inc.	5,641	260
* Silicon Laboratories Inc.	5,990	260
* Acme Packet Inc.	8,293	256
* CommVault Systems Inc.	5,877	251
* Anixter International Inc.	4,110	245
* Semtech Corp.	9,852	245
* Taleo Corp. Class A	6,315	244
Plantronics Inc.	6,844	244
* CACI International Inc. Class A	4,350	243
* AOL Inc.	16,085	243
DST Systems Inc.	5,238	238
* FEI Co.	5,830	238
* Ultimate Software Group Inc.	3,641	237
* Aspen Technology Inc.	13,557	235
* Fairchild Semiconductor International Inc. Class A	19,461	234
* Convergys Corp.	18,224	233
* Finisar Corp.	13,702	229
* Dolby Laboratories Inc. Class A	7,449	227
* Cymer Inc.	4,470	222
* Microsemi Corp.	13,154	220
* Itron Inc.	6,141	220
* QLogic Corp.	14,603	219
* Aruba Networks Inc.	11,814	219
* SolarWinds Inc.	7,727	216
* Universal Display Corp.	5,854	215
* RF Micro Devices Inc.	39,641	214
MKS Instruments Inc.	7,615	212

Tellabs Inc.	52,330	211
* Hittite Microwave Corp.	4,259	210
Sapient Corp.	16,682	210
* JDA Software Group Inc.	6,356	206
* International Rectifier Corp.	10,542	205
MAXIMUS Inc.	4,897	202
Fair Isaac Corp.	5,549	199
* Coherent Inc.	3,770	197
* Mentor Graphics Corp.	14,510	197
Cognex Corp.	5,486	196
Lender Processing Services Inc.	12,991	196
* Cavium Inc.	6,878	196
Intersil Corp. Class A	18,644	195
* ValueClick Inc.	11,856	193
* Netgear Inc.	5,603	188
Blackbaud Inc.	6,773	188
* Vishay Intertechnology Inc.	20,618	185
* Progress Software Corp.	9,427	182
j2 Global Inc.	6,452	182
* Entegris Inc.	20,807	182
* PMC - Sierra Inc.	32,807	181
* VistaPrint NV	5,853	179
* Ciena Corp.	14,694	178
* Arris Group Inc.	16,398	177
* Quest Software Inc.	9,362	174
* CoreLogic Inc.	13,267	172
* LinkedIn Corp. Class A	2,700	170
* Cabot Microelectronics Corp.	3,600	170
* TiVo Inc.	18,493	166
* DealerTrack Holdings Inc.	6,058	165
* Blue Coat Systems Inc.	6,412	163
* Cirrus Logic Inc.	9,810	155
* Plexus Corp.	5,617	154
Littelfuse Inc.	3,526	152
* Take-Two Interactive Software Inc.	11,113	151
Power Integrations Inc.	4,510	150
* RightNow Technologies Inc.	3,495	149
* IPG Photonics Corp.	4,387	149
* Monster Worldwide Inc.	18,674	148
Ebix Inc.	6,541	145
* Cardtronics Inc.	5,239	142
* Acxiom Corp.	11,599	142
* Tyler Technologies Inc.	4,661	140
* Euronet Worldwide Inc.	7,540	139
* MEMC Electronic Materials Inc.	34,748	137
* GT Advanced Technologies Inc.	18,873	137
* VirnetX Holding Corp.	5,457	136
* Synaptics Inc.	4,496	136
* Integrated Device Technology Inc.	24,775	135
* Scansource Inc.	3,738	135
* OSI Systems Inc.	2,735	133
* Tessera Technologies Inc.	7,922	133
* Manhattan Associates Inc.	3,259	132
* MicroStrategy Inc. Class A	1,216	132
* ACI Worldwide Inc.	4,586	131
* Sourcefire Inc.	4,040	131
* Veeco Instruments Inc.	6,204	129

* RealPage Inc.	5,099	129
Heartland Payment Systems Inc.	5,286	129
* NetSuite Inc.	3,108	126
* Sanmina-SCI Corp.	13,500	126
* TriQuint Semiconductor Inc.	25,520	124
* Advent Software Inc.	5,033	123
Comtech Telecommunications Corp.	4,209	120
* Lattice Semiconductor Corp.	20,100	119
Syntel Inc.	2,538	119
Brooks Automation Inc.	11,306	116
* Unisys Corp.	5,868	116
* Benchmark Electronics Inc.	8,549	115
* Constant Contact Inc.	4,915	114
* Diodes Inc.	5,310	113
* Omnivision Technologies Inc.	9,179	112
* Rambus Inc.	14,798	112
* Electronics for Imaging Inc.	7,713	110
* FARO Technologies Inc.	2,377	109
* Brightpoint Inc.	10,085	109
* Synchronoss Technologies Inc.	3,587	108
* EchoStar Corp. Class A	5,155	108
* FleetCor Technologies Inc.	3,594	107
* Websense Inc.	5,656	106
* Bottomline Technologies Inc.	4,559	106
* ATMI Inc.	5,230	105
* Kenexa Corp.	3,916	105
* SYNNEX Corp.	3,428	104
* Bankrate Inc.	4,800	103
NIC Inc.	7,727	103
Mantech International Corp. Class A	3,270	102
* Tekelec	9,339	102
AVX Corp.	7,929	101
* Insight Enterprises Inc.	6,603	101
* OpenTable Inc.	2,558	100
* Ancestry.com Inc.	4,351	100
* Liquidity Services Inc.	2,694	99
* Rofin-Sinar Technologies Inc.	4,297	98
Earthlink Inc.	15,239	98
* Digital River Inc.	6,526	98
OPNET	2,633	97
* LogMeIn Inc.	2,421	93
* Stratasys Inc.	3,059	93
* LivePerson Inc.	7,356	92
* Rogers Corp.	2,500	92
* Zynga Inc.	9,758	92
* Ceva Inc.	2,991	91
* Higher One Holdings Inc.	4,907	90
* BroadSoft Inc.	2,983	90
* Infinera Corp.	14,299	90
* 3D Systems Corp.	6,231	90
* Magma Design Automation Inc.	12,481	90
* Forrester Research Inc.	2,622	89
* Quantum Corp.	35,872	86
* InfoSpace Inc.	7,696	85
* Loral Space & Communications Inc.	1,299	84
MTS Systems Corp.	2,068	84
* Checkpoint Systems Inc.	7,635	84

* Ultratech Inc.	3,396	83
* S1 Corp.	8,571	82
* Amkor Technology Inc.	18,812	82
* Standard Microsystems Corp.	3,110	80
* Freescale Semiconductor Holdings I Ltd.	6,326	80
* Kulicke & Soffa Industries Inc.	8,639	80
* CSG Systems International Inc.	5,407	80
* Harmonic Inc.	15,629	79
Black Box Corp.	2,800	79
* Volterra Semiconductor Corp.	3,057	78
* Applied Micro Circuits Corp.	11,642	78
* Fusion-io Inc.	3,200	77
* Monolithic Power Systems Inc.	5,138	77
* Emulex Corp.	11,280	77
* iGate Corp.	4,883	77
* comScore Inc.	3,578	76
* TNS Inc.	4,258	75
* Dice Holdings Inc.	9,022	75
* Spansion Inc. Class A	8,963	74
* Monotype Imaging Holdings Inc.	4,718	74
Micrel Inc.	7,146	72
* Maxwell Technologies Inc.	4,413	72
* Sonus Networks Inc.	29,742	71
* Electro Scientific Industries Inc.	4,869	71
* SS&C Technologies Holdings Inc.	3,811	69
Pegasystems Inc.	2,336	69
* TTM Technologies Inc.	6,252	69
* Netscout Systems Inc.	3,890	68
* Rudolph Technologies Inc.	7,333	68
* Super Micro Computer Inc.	4,253	67
* Power-One Inc.	16,911	66
* Accelrys Inc.	9,710	65
* KIT Digital Inc.	7,690	65
* Sycamore Networks Inc.	3,573	64
* ExlService Holdings Inc.	2,858	64
* Silicon Image Inc.	13,529	64
* DTS Inc.	2,287	62
* Silicon Graphics International Corp.	5,265	60
* Verint Systems Inc.	2,185	60
* Newport Corp.	4,403	60
Electro Rent Corp.	3,478	60
Park Electrochemical Corp.	2,305	59
* LoopNet Inc.	3,111	57
* Exar Corp.	8,735	57
* Ixia	5,263	55
* IXYS Corp.	5,057	55
* STEC Inc.	6,361	55
* Vocus Inc.	2,472	55
* PROS Holdings Inc.	3,664	55
* TeleTech Holdings Inc.	3,352	54
* Web.com Group Inc.	4,702	54
Badger Meter Inc.	1,825	54
United Online Inc.	9,863	54
* DemandTec Inc.	4,046	53
EPIQ Systems Inc.	4,431	53
CTS Corp.	5,755	53
* Oplink Communications Inc.	3,127	52

Molex Inc. Class A	2,603	51
* Intermec Inc.	7,348	50
* Entropic Communications Inc.	9,833	50
* Advanced Energy Industries Inc.	4,569	49
* Extreme Networks	16,476	48
* Fabrinet	3,501	48
* Avid Technology Inc.	5,471	47
Daktronics Inc.	4,863	47
* OCZ Technology Group Inc.	6,995	46
Cass Information Systems Inc.	1,260	46
* Perficient Inc.	4,544	45
* Nanometrics Inc.	2,429	45
* Net 1 UEPS Technologies Inc.	5,831	45
* Photronics Inc.	7,274	44
* LTX-Credence Corp.	8,114	43
* STR Holdings Inc.	5,271	43
* Formfactor Inc.	8,506	43
* Symmetricom Inc.	7,945	43
* RealD Inc.	5,354	43
* Kemet Corp.	6,013	42
* Interactive Intelligence Group Inc.	1,840	42
* Cornerstone OnDemand Inc.	2,297	42
Cohu Inc.	3,660	42
* Move Inc.	6,544	41
* Internap Network Services Corp.	6,888	41
* Measurement Specialties Inc.	1,458	41
* Zygo Corp.	2,289	40
Keynote Systems Inc.	1,948	40
* Mercury Computer Systems Inc.	2,976	40
* Zix Corp.	13,646	38
* Globecomm Systems Inc.	2,792	38
* CIBER Inc.	9,892	38
* Stamps.com Inc.	1,460	38
* Computer Task Group Inc.	2,680	38
* SunPower Corp. Class A	5,917	37
* QuinStreet Inc.	3,905	37
* Limelight Networks Inc.	12,203	36
* Digi International Inc.	3,176	35
* SPS Commerce Inc.	1,337	35
* Anaren Inc.	2,072	34
RealNetworks Inc.	4,501	34
* Envestnet Inc.	2,792	33
* Advanced Analogic Technologies Inc.	5,754	33
* SciQuest Inc.	2,320	33
* Integrated Silicon Solution Inc.	3,610	33
* Deltek Inc.	3,354	33
American Software Inc. Class A	3,398	32
* NVE Corp.	568	32
* ServiceSource International Inc.	2,000	31
* VASCO Data Security International Inc.	4,743	31
* IntraLinks Holdings Inc.	4,955	31
* X-Rite Inc.	6,656	31
* XO Group Inc.	3,685	31
Methode Electronics Inc.	3,687	31
ModusLink Global Solutions Inc.	5,613	30
Rimage Corp.	2,653	30
* Cray Inc.	4,567	30

Pulse Electronics Corp.	10,534	29
* Imation Corp.	5,146	29
* Saba Software Inc.	3,735	29
* Kopin Corp.	7,579	29
Telular Corp.	3,881	29
* Hackett Group Inc.	7,746	29
* Wave Systems Corp. Class A	13,330	29
* Inphi Corp.	2,359	28
* Global Cash Access Holdings Inc.	6,314	28
* Vishay Precision Group Inc.	1,744	28
* Aeroflex Holding Corp.	2,704	28
* Intevac Inc.	3,687	27
* MIPS Technologies Inc. Class A	6,049	27
* Actuate Corp.	4,519	26
* Virtusa Corp.	1,820	26
* Openwave Systems Inc.	16,108	25
* Pericom Semiconductor Corp.	3,291	25
* Ultra Clean Holdings	4,096	25
PC-Tel Inc.	3,635	25
* MoneyGram International Inc.	1,400	25
* ShoreTel Inc.	3,870	25
* Calix Inc.	3,774	24
* Oclaro Inc.	8,652	24
* Echelon Corp.	4,954	24
* Convio Inc.	2,122	23
* Multi-Fineline Electronix Inc.	1,131	23
* ePlus Inc.	820	23
* MoSys Inc.	5,482	23
* Callidus Software Inc.	3,470	22
* PLX Technology Inc.	7,608	22
* Glu Mobile Inc.	6,728	21
* Ipass Inc.	15,029	21
* GSI Group Inc.	2,038	21
Marchex Inc. Class B	3,314	21
* Agilysys Inc.	2,574	20
* support.com Inc.	9,024	20
Bel Fuse Inc. Class B	1,077	20
* Sigma Designs Inc.	3,365	20
* Westell Technologies Inc. Class A	9,082	20
* Seachange International Inc.	2,843	20
* Axcelis Technologies Inc.	14,839	20
* AuthenTec Inc.	6,075	20
* TeleNav Inc.	2,480	19
* Dynamics Research Corp.	1,691	19
* Mindspeed Technologies Inc.	4,052	19
* Datalink Corp.	2,243	19
* AXT Inc.	4,436	19
* PRGX Global Inc.	3,103	18
* Guidance Software Inc.	2,847	18
* Lionbridge Technologies Inc.	7,894	18
* Innodata Isogen Inc.	4,566	18
* Aviat Networks Inc.	9,772	18
* Novatel Wireless Inc.	5,660	18
* Numerex Corp. Class A	2,145	18
DDi Corp.	1,856	17
* PDF Solutions Inc.	2,473	17
* Rubicon Technology Inc.	1,806	17

* DSP Group Inc.	3,216	17
* Digimarc Corp.	696	17
* NCI Inc. Class A	1,378	16
* Immersion Corp.	3,090	16
* CalAmp Corp.	3,711	16
* Transact Technologies Inc.	2,128	15
* FalconStor Software Inc.	5,984	15
* TeleCommunication Systems Inc. Class A	6,496	15
* Rosetta Stone Inc.	1,986	15
TheStreet Inc.	8,530	14
* Radisys Corp.	2,815	14
* Echo Global Logistics Inc.	855	14
* Amtech Systems Inc.	1,616	14
* TechTarget Inc.	2,321	14
* Travelzoo Inc.	540	13
Evolving Systems Inc.	1,770	13
QAD Inc. Class A	1,245	13
* MaxLinear Inc.	2,694	13
* FSI International Inc.	3,494	13
* Pervasive Software Inc.	2,148	13
* QuickLogic Corp.	4,800	12
* PC Mall Inc.	1,986	12
* Dot Hill Systems Corp.	9,153	12
* Transwitch Corp.	3,801	12
* KVH Industries Inc.	1,526	12
* Emcore Corp.	13,423	12
* Anadigics Inc.	5,115	11
* Tier Technologies Inc. Class B	2,567	11
* Network Engines Inc.	11,545	11
PC Connection Inc.	977	11
Richardson Electronics Ltd.	881	11
* Identive Group Inc.	4,842	11
* Hutchinson Technology Inc.	7,140	11
* Research Frontiers Inc.	3,128	11
* Demand Media Inc.	1,561	10
* ORBCOMM Inc.	3,470	10
* Powerwave Technologies Inc.	4,977	10
* Reis Inc.	1,119	10
* Supertex Inc.	533	10
* GTSI Corp.	2,285	10
* THQ Inc.	12,458	9
* LoJack Corp.	3,075	9
* SRS Labs Inc.	1,548	9
* LeCroy Corp.	1,053	9
MOCON Inc.	551	9
* Frequency Electronics Inc.	1,137	9
* Viasystems Group Inc.	508	9
* Ramtron International Corp.	4,395	9
* LRAD Corp.	5,613	8
* Information Services Group Inc.	8,116	8
* Online Resources Corp.	3,333	8
* Mitel Networks Corp.	2,411	8
* Active Network Inc.	535	7
* Mattson Technology Inc.	5,220	7
* Looksmart Ltd.	5,332	7
* Motricity Inc.	7,573	7
* Network Equipment Technologies Inc.	5,520	6

* Cinedigm Digital Cinema Corp. Class A	4,483	6
* Concurrent Computer Corp.	1,613	6
* GSI Technology Inc.	1,275	6
* PAR Technology Corp.	1,513	6
* Meru Networks Inc.	1,298	5
* ID Systems Inc.	1,124	5
* NAPCO Security Technologies Inc.	1,948	5
* CyberOptics Corp.	593	5
* Microvision Inc.	12,406	4
* Smith Micro Software Inc.	3,689	4
* Autobytel Inc.	5,764	4
Crexendo Inc.	1,385	4
* Opnext Inc.	4,604	4
* BTU International Inc.	1,419	4
* Planar Systems Inc.	1,613	3
* Parkervision Inc.	3,645	3
* StarTek Inc.	1,600	3
* GSE Systems Inc.	1,364	3
* Zhone Technologies Inc.	2,987	3
* Alpha & Omega Semiconductor Ltd.	330	2
* Authentidate Holding Corp.	3,459	2
* Lantronix Inc.	900	2
* Ikanos Communications Inc.	2,519	2
* Edgewater Technology Inc.	727	2
* Document Security Systems Inc.	773	2
* iGO Inc.	2,257	2
* Spark Networks Inc.	400	2
* Ditech Networks Inc.	1,514	1
* Energy Conversion Devices Inc.	6,647	1
* Bsquare Corp.	375	1
* Aware Inc.	422	1
* Presstek Inc.	1,436	1
* Mattersight Corp.	91	—
* Intellicheck Mobilisa Inc.	300	—
		379,470
Materials (2.4%)
EI du Pont de Nemours & Co.	136,383	6,244
Monsanto Co.	78,176	5,478
Freeport-McMoRan Copper & Gold Inc.	138,647	5,101
Dow Chemical Co.	172,876	4,972
Praxair Inc.	44,156	4,720
Newmont Mining Corp.	72,214	4,334
Air Products & Chemicals Inc.	31,241	2,661
Ecolab Inc.	43,687	2,526
Mosaic Co.	44,821	2,260
PPG Industries Inc.	22,983	1,919
Nucor Corp.	46,153	1,826
International Paper Co.	60,695	1,797
CF Industries Holdings Inc.	10,516	1,525
LyondellBasell Industries NV Class A	41,916	1,362
Alcoa Inc.	154,546	1,337
Cliffs Natural Resources Inc.	21,373	1,333
Sherwin-Williams Co.	13,242	1,182
Sigma-Aldrich Corp.	17,793	1,111
Celanese Corp. Class A	22,883	1,013
FMC Corp.	10,530	906
Airgas Inc.	10,522	822

Ball Corp.	22,673	810
Eastman Chemical Co.	20,284	792
MeadWestvaco Corp.	24,863	745
* Crown Holdings Inc.	22,061	741
Vulcan Materials Co.	18,726	737
Allegheny Technologies Inc.	14,645	700
Ashland Inc.	11,597	663
Albemarle Corp.	12,775	658
International Flavors & Fragrances Inc.	11,783	618
Rock-Tenn Co. Class A	10,356	598
Walter Energy Inc.	9,304	563
United States Steel Corp.	20,942	554
Reliance Steel & Aluminum Co.	10,712	522
Royal Gold Inc.	7,704	519
Martin Marietta Materials Inc.	6,802	513
Valspar Corp.	12,992	506
Aptargroup Inc.	9,662	504
Temple-Inland Inc.	15,696	498
* WR Grace & Co.	10,650	489
RPM International Inc.	19,589	481
Sonoco Products Co.	14,273	470
* Owens-Illinois Inc.	23,883	463
Domtar Corp.	5,760	461
Bemis Co. Inc.	15,080	454
Sealed Air Corp.	25,424	438
Steel Dynamics Inc.	31,020	408
Packaging Corp. of America	15,295	386
* Rockwood Holdings Inc.	9,723	383
* Allied Nevada Gold Corp.	12,267	371
Compass Minerals International Inc.	4,927	339
NewMarket Corp.	1,673	331
Carpenter Technology Corp.	6,366	328
* Coeur d'Alene Mines Corp.	12,865	311
Scotts Miracle-Gro Co. Class A	6,517	304
* Solutia Inc.	17,419	301
Cabot Corp.	9,349	300
Cytec Industries Inc.	6,632	296
Silgan Holdings Inc.	7,345	284
Huntsman Corp.	27,618	276
Sensient Technologies Corp.	6,742	255
Olin Corp.	12,220	240
Commercial Metals Co.	16,315	226
Hecla Mining Co.	41,748	218
* AbitibiBowater Inc.	14,964	218
* Molycorp Inc.	8,831	212
Titanium Metals Corp.	13,588	204
* Stillwater Mining Co.	17,846	187
Buckeye Technologies Inc.	5,534	185
* Intrepid Potash Inc.	8,058	182
HB Fuller Co.	7,627	176
Balchem Corp.	4,320	175
Greif Inc. Class A	3,604	164
* Chemtura Corp.	14,316	162
Eagle Materials Inc.	6,275	161
* Louisiana-Pacific Corp.	19,803	160
Minerals Technologies Inc.	2,786	157
Schnitzer Steel Industries Inc.	3,704	157

PolyOne Corp.	13,557	157
Schweitzer-Mauduit International Inc.	2,339	155
Worthington Industries Inc.	8,959	147
AK Steel Holding Corp.	16,636	137
Innophos Holdings Inc.	2,829	137
* Calgon Carbon Corp.	8,706	137
Globe Specialty Metals Inc.	9,101	122
Westlake Chemical Corp.	2,865	115
* Georgia Gulf Corp.	5,810	113
* Clearwater Paper Corp.	3,132	112
Boise Inc.	15,330	109
PH Glatfelter Co.	7,324	103
* OM Group Inc.	4,536	102
* Kraton Performance Polymers Inc.	4,859	99
Koppers Holdings Inc.	2,843	98
Gold Resource Corp.	4,587	97
A Schulman Inc.	4,576	97
* RTI International Metals Inc.	4,108	95
* Innospec Inc.	3,307	93
AMCOL International Corp.	3,457	93
Texas Industries Inc.	2,972	91
Haynes International Inc.	1,639	89
Kaiser Aluminum Corp.	1,900	87
Deltic Timber Corp.	1,407	85
* KapStone Paper and Packaging Corp.	5,375	85
Stepan Co.	950	76
* Horsehead Holding Corp.	8,180	74
* Century Aluminum Co.	8,654	74
* Flotek Industries Inc.	7,366	73
* US Gold Corp.	20,056	67
Tredegar Corp.	3,010	67
* Materion Corp.	2,737	66
* Graphic Packaging Holding Co.	15,323	65
* Ferro Corp.	13,186	64
Neenah Paper Inc.	2,637	59
Wausau Paper Corp.	7,070	58
Kronos Worldwide Inc.	3,185	57
* LSB Industries Inc.	2,020	57
Quaker Chemical Corp.	1,339	52
Zep Inc.	3,627	51
Hawkins Inc.	1,222	45
* TPC Group Inc.	1,668	39
American Vanguard Corp.	2,745	37
Myers Industries Inc.	2,862	35
* Paramount Gold and Silver Corp.	16,271	35
Olympic Steel Inc.	1,419	33
* Universal Stainless & Alloy	837	31
* Zoltek Cos. Inc.	3,821	29
Noranda Aluminum Holding Corp.	3,448	28
* Spartech Corp.	5,375	25
* Golden Minerals Co.	4,248	25
* AM Castle & Co.	2,506	24
* Omnova Solutions Inc.	4,902	23
* Mercer International Inc.	3,696	23
* Landec Corp.	4,022	22
* General Moly Inc.	7,064	22
* ADA-ES Inc.	860	19

* Headwaters Inc.	8,623	19
* US Energy Corp. Wyoming	5,390	16
* Senomyx Inc.	4,354	15
* United States Lime & Minerals Inc.	237	14
KMG Chemicals Inc.	799	14
Chase Corp.	922	13
* Penford Corp.	2,061	10
* Metals USA Holdings Corp.	556	6
* Verso Paper Corp.	5,366	5
* Midway Gold Corp.	1,917	4
* Solitario Exploration & Royalty Corp.	2,817	4
* American Pacific Corp.	418	3
* Ampal American Israel Class A	2,707	1
* Nanophase Technologies Corp.	1,682	1
		81,318
Telecommunication Services (1.7%)
AT&T Inc.	865,171	26,163
Verizon Communications Inc.	413,319	16,582
American Tower Corp. Class A	57,766	3,467
CenturyLink Inc.	90,252	3,357
* Crown Castle International Corp.	41,701	1,868
* Sprint Nextel Corp.	441,372	1,033
Windstream Corp.	85,993	1,010
Frontier Communications Corp.	145,505	749
* SBA Communications Corp. Class A	16,540	711
* NII Holdings Inc.	25,440	542
* tw telecom inc Class A	21,525	417
* Level 3 Communications Inc.	22,534	383
* MetroPCS Communications Inc.	38,041	330
* AboveNet Inc.	3,337	217
Telephone & Data Systems Inc.	5,427	140
Telephone & Data Systems Inc. (Special Common Shares)	5,371	128
* Cogent Communications Group Inc.	6,579	111
* Cincinnati Bell Inc.	33,470	101
* United States Cellular Corp.	2,174	95
Consolidated Communications Holdings Inc.	4,384	84
* Leap Wireless International Inc.	8,808	82
Atlantic Tele-Network Inc.	2,012	79
* Clearwire Corp. Class A	38,377	74
* Premiere Global Services Inc.	8,488	72
* General Communication Inc. Class A	5,882	58
NTELOS Holdings Corp.	2,488	51
* Iridium Communications Inc.	6,547	50
* Vonage Holdings Corp.	20,477	50
* Neutral Tandem Inc.	4,244	45
Lumos Networks Corp.	2,600	40
* 8x8 Inc.	11,822	37
USA Mobility Inc.	2,582	36
HickoryTech Corp.	3,228	36
* Cbeyond Inc.	4,223	34
Shenandoah Telecommunications Co.	2,894	30
SureWest Communications	1,860	22
IDT Corp. Class B	2,290	21
* Globalstar Inc.	36,163	20
Warwick Valley Telephone Co.	1,457	19
* Towerstream Corp.	9,037	19
Alaska Communications Systems Group Inc.	5,496	17

* FiberTower Corp.	3,070	1
		58,381
Utilities (2.3%)
Southern Co.	125,431	5,806
Dominion Resources Inc.	83,216	4,417
Duke Energy Corp.	194,733	4,284
Exelon Corp.	96,868	4,201
NextEra Energy Inc.	58,392	3,555
American Electric Power Co. Inc.	70,539	2,914
FirstEnergy Corp.	61,286	2,715
Consolidated Edison Inc.	42,758	2,652
PPL Corp.	84,542	2,487
Public Service Enterprise Group Inc.	73,997	2,443
PG&E Corp.	58,829	2,425
Progress Energy Inc.	43,086	2,414
Xcel Energy Inc.	70,757	1,956
Entergy Corp.	25,953	1,896
Edison International	45,247	1,873
Sempra Energy	33,186	1,825
DTE Energy Co.	24,585	1,339
ONEOK Inc.	14,235	1,234
Wisconsin Energy Corp.	34,295	1,199
CenterPoint Energy Inc.	59,534	1,196
Ameren Corp.	35,441	1,174
* AES Corp.	97,856	1,159
Constellation Energy Group Inc.	27,973	1,110
NiSource Inc.	40,956	975
Northeast Utilities	25,857	933
CMS Energy Corp.	37,088	819
OGE Energy Corp.	14,430	818
American Water Works Co. Inc.	25,495	812
SCANA Corp.	17,748	800
Pinnacle West Capital Corp.	16,001	771
* Calpine Corp.	45,865	749
AGL Resources Inc.	17,193	727
Alliant Energy Corp.	16,277	718
NSTAR	15,183	713
Pepco Holdings Inc.	33,137	673
* NRG Energy Inc.	35,174	637
Integrys Energy Group Inc.	11,428	619
MDU Resources Group Inc.	27,611	592
ITC Holdings Corp.	7,617	578
TECO Energy Inc.	29,495	564
National Fuel Gas Co.	10,134	563
NV Energy Inc.	34,080	557
Questar Corp.	25,542	507
UGI Corp.	16,697	491
Westar Energy Inc.	16,986	489
Aqua America Inc.	20,755	458
Atmos Energy Corp.	13,543	452
Great Plains Energy Inc.	20,291	442
Hawaiian Electric Industries Inc.	14,249	377
Vectren Corp.	12,316	372
Piedmont Natural Gas Co. Inc.	10,315	350
Cleco Corp.	8,736	333
WGL Holdings Inc.	7,301	323
New Jersey Resources Corp.	6,273	309

	IDACORP Inc.			7,078	300
*	GenOn Energy Inc.			113,699	297
	Portland General Electric Co.			11,470	290
	UIL Holdings Corp.			7,667	271
	Southwest Gas Corp.			6,134	261
	South Jersey Industries Inc.			4,247	241
	Avista Corp.			8,881	229
	PNM Resources Inc.			12,448	227
	Unisource Energy Corp.			5,637	208
	NorthWestern Corp.			5,493	197
	Black Hills Corp.			5,756	193
	Northwest Natural Gas Co.			4,023	193
	Allete Inc.			4,435	186
	El Paso Electric Co.			5,203	180
	MGE Energy Inc.			3,626	170
	CH Energy Group Inc.			2,280	133
	Laclede Group Inc.			3,032	123
	California Water Service Group			6,206	113
	Empire District Electric Co.			5,239	110
	Otter Tail Corp.			4,938	109
	American States Water Co.			2,752	96
	Ormat Technologies Inc.			2,736	49
	Central Vermont Public Service Corp.			1,370	48
	SJW Corp.			1,983	47
	Middlesex Water Co.			2,460	46
*	Dynegy Inc. Class A			16,159	45
	Chesapeake Utilities Corp.			959	41
	Consolidated Water Co. Ltd.			4,463	38
	York Water Co.			1,490	26
	Unitil Corp.			912	26
	Connecticut Water Service Inc.			767	21
	Delta Natural Gas Co. Inc.			545	19
	Genie Energy Ltd. Class B			2,322	18
*	Cadiz Inc.			1,572	15
	RGC Resources Inc.			773	14
*	Purecycle Corp.			5,212	10
	Pennichuck Corp.			159	5
*	Synthesis Energy Systems Inc.			2,612	4
	Artesian Resources Corp. Class A			202	4
*	American DG Energy Inc.			1,259	2
					79,400
Total Common Stocks (Cost $1,731,307)					2,037,075
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (28.2%)
U.S. Government Securities (15.4%)
	United States Treasury Note/Bond	0.625%	12/31/12	78,255	78,609
	United States Treasury Note/Bond	0.125%	9/30/13	65,800	65,677
	United States Treasury Note/Bond	0.250%	10/31/13	1,755	1,755
	United States Treasury Note/Bond	0.250%	11/30/13	4,000	4,001
	United States Treasury Note/Bond	0.250%	9/15/14	75,440	75,275
	United States Treasury Note/Bond	0.500%	10/15/14	27,715	27,832
	United States Treasury Note/Bond	0.375%	11/15/14	1,200	1,201
	United States Treasury Note/Bond	0.250%	12/15/14	2,000	1,994
	United States Treasury Note/Bond	1.000%	9/30/16	76,750	77,566

United States Treasury Note/Bond	1.000%	10/31/16	10,430	10,533
United States Treasury Note/Bond	1.375%	9/30/18	29,250	29,410
United States Treasury Note/Bond	1.750%	10/31/18	35,930	36,980
United States Treasury Note/Bond	3.625%	2/15/21	1,200	1,393
United States Treasury Note/Bond	2.125%	8/15/21	19,795	20,290
United States Treasury Note/Bond	2.000%	11/15/21	3,845	3,887
United States Treasury Note/Bond	6.000%	2/15/26	10,440	15,042
United States Treasury Note/Bond	6.125%	8/15/29	4,145	6,278
United States Treasury Note/Bond	6.250%	5/15/30	6,815	10,535
United States Treasury Note/Bond	4.500%	2/15/36	18,230	23,836
United States Treasury Note/Bond	4.375%	2/15/38	632	816
United States Treasury Note/Bond	4.250%	11/15/40	1,635	2,081
United States Treasury Note/Bond	4.375%	5/15/41	4,650	6,048
United States Treasury Note/Bond	3.750%	8/15/41	21,365	25,081
United States Treasury Note/Bond	3.125%	11/15/41	3,089	3,230
				529,350
Agency Bonds and Notes (1.8%)
2 Federal Farm Credit Bank	2.625%	4/17/14	815	854
2 Federal Home Loan Banks	3.875%	6/14/13	815	857
2 Federal Home Loan Banks	3.625%	10/18/13	1,630	1,725
2 Federal Home Loan Banks	0.375%	11/27/13	1,220	1,221
2 Federal Home Loan Banks	5.250%	6/18/14	1,835	2,047
2 Federal Home Loan Banks	5.500%	8/13/14	1,500	1,692
2 Federal Home Loan Banks	4.750%	12/16/16	1,220	1,434
2 Federal Home Loan Banks	4.875%	9/8/17	405	481
2 Federal Home Loan Banks	4.125%	3/13/20	325	373
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,039
3 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	2,035	2,047
3 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	3,260	3,261
3 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	1,630	1,630
3 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	1,630	1,763
3 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	1,220	1,233
3 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	2,000	2,001
3 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,630	1,740
3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	1,220	1,372
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	1,630	1,696
3 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	3,000	3,563
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,220	1,471
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	405	588
3 Federal National Mortgage Assn.	4.375%	3/15/13	2,035	2,135
3 Federal National Mortgage Assn.	1.500%	6/26/13	2,035	2,072
3 Federal National Mortgage Assn.	0.500%	8/9/13	1,630	1,635
3 Federal National Mortgage Assn.	0.750%	12/18/13	1,630	1,641
3 Federal National Mortgage Assn.	1.250%	2/27/14	1,630	1,657
3 Federal National Mortgage Assn.	2.750%	3/13/14	1,630	1,710
3 Federal National Mortgage Assn.	2.500%	5/15/14	1,630	1,706
3 Federal National Mortgage Assn.	0.875%	8/28/14	800	806
3 Federal National Mortgage Assn.	0.625%	10/30/14	1,630	1,631
3 Federal National Mortgage Assn.	2.625%	11/20/14	930	984
3 Federal National Mortgage Assn.	0.750%	12/19/14	1,500	1,507
3 Federal National Mortgage Assn.	2.000%	9/21/15	405	421
3 Federal National Mortgage Assn.	1.625%	10/26/15	1,020	1,049
3 Federal National Mortgage Assn.	1.250%	9/28/16	1,630	1,639
3 Federal National Mortgage Assn.	1.375%	11/15/16	1,630	1,648
3 Federal National Mortgage Assn.	0.000%	10/9/19	610	463
3 Federal National Mortgage Assn.	7.125%	1/15/30	405	622
3 Federal National Mortgage Assn.	7.250%	5/15/30	325	507

3	Federal National Mortgage Assn.	6.625%	11/15/30	405	599
2	Tennessee Valley Authority	4.500%	4/1/18	205	241
2	Tennessee Valley Authority	3.875%	2/15/21	405	461
2	Tennessee Valley Authority	5.880%	4/1/36	285	388
2	Tennessee Valley Authority	5.375%	4/1/56	205	277
2	Tennessee Valley Authority	4.625%	9/15/60	195	230
					60,117
Conventional Mortgage-Backed Securities (10.8%)
[3,4,5]Fannie Mae Pool		3.000%	1/1/27	3,200	3,304
[3,4,5]Fannie Mae Pool		3.500%	9/1/25–1/1/42	13,096	13,640
[3,4,5]Fannie Mae Pool		4.000%	12/1/24–1/1/42	30,952	32,592
[3,4,5]Fannie Mae Pool		4.500%	3/1/18–1/1/42	31,642	33,757
[3,4]	Fannie Mae Pool	5.000%	6/1/18–7/1/40	31,419	33,993
[3,4,5]Fannie Mae Pool		5.500%	8/1/19–1/1/42	22,953	25,116
[3,4,5]Fannie Mae Pool		6.000%	6/1/22–1/1/42	16,119	17,805
[3,4]	Fannie Mae Pool	6.500%	7/1/36–10/1/39	7,141	7,968
[3,4]	Fannie Mae Pool	7.000%	4/1/37–11/1/37	968	1,104
[3,4,5]Freddie Mac Gold Pool		3.000%	1/1/27	2,275	2,348
[3,4,5]Freddie Mac Gold Pool		3.500%	1/1/26–1/1/42	7,183	7,466
[3,4,5]Freddie Mac Gold Pool		4.000%	7/1/24–1/1/42	20,216	21,241
[3,4]	Freddie Mac Gold Pool	4.500%	9/1/20–5/1/41	18,836	19,984
[3,4]	Freddie Mac Gold Pool	5.000%	6/1/20–4/1/39	19,875	21,394
[3,4]	Freddie Mac Gold Pool	5.500%	8/1/19–8/1/40	17,354	18,863
[3,4,5]Freddie Mac Gold Pool		6.000%	5/1/17–1/1/42	12,427	13,670
[3,4]	Freddie Mac Gold Pool	6.500%	10/1/37–3/1/39	3,414	3,817
[3,4]	Freddie Mac Gold Pool	7.000%	2/1/37	118	136
[4,5]	Ginnie Mae I Pool	3.500%	1/1/42	1,325	1,384
[4,5]	Ginnie Mae I Pool	4.000%	9/15/41–1/1/42	6,165	6,620
[4,5]	Ginnie Mae I Pool	4.500%	3/15/39–1/1/42	13,330	14,548
4	Ginnie Mae I Pool	5.000%	5/15/33–5/15/39	8,534	9,469
4	Ginnie Mae I Pool	5.500%	4/15/33–6/15/41	3,223	3,624
4	Ginnie Mae I Pool	6.000%	12/15/38–12/15/40	5,766	6,530
[4,5]	Ginnie Mae I Pool	6.500%	12/15/36–10/1/41	2,287	2,603
[4,5]	Ginnie Mae II Pool	3.500%	1/1/42	675	703
[4,5]	Ginnie Mae II Pool	4.000%	8/20/41–1/1/42	10,123	10,842
[4,5]	Ginnie Mae II Pool	4.500%	9/20/40–1/1/42	16,188	17,672
4	Ginnie Mae II Pool	5.000%	6/20/33–6/20/41	11,763	13,022
4	Ginnie Mae II Pool	5.500%	11/20/34–6/20/41	4,777	5,355
4	Ginnie Mae II Pool	6.000%	11/20/37–1/20/39	812	918
					371,488
Nonconventional Mortgage-Backed Securities (0.2%)
[3,4] Fannie Mae Pool		3.347%	1/1/40	299	312
[3,4] Fannie Mae Pool		3.451%	12/1/39	525	548
[3,4] Fannie Mae Pool		3.538%	10/1/39	100	104
[3,4] Fannie Mae Pool		3.633%	7/1/39	216	226
[3,4] Fannie Mae Pool		3.767%	2/1/40	345	366
[3,4] Fannie Mae Pool		4.919%	10/1/38	550	588
[3,4] Freddie Mac Non Gold Pool		3.977%	3/1/40	276	290
[3,4] Freddie Mac Non Gold Pool		5.788%	9/1/37	1,908	2,064
4	Ginnie Mae II Pool	2.500%	11/20/41	244	252
4	Ginnie Mae II Pool	4.000%	12/20/39	492	523
					5,273
Total U.S. Government and Agency Obligations (Cost $959,643)					966,228
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.544%	6/10/39	184	197

4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	510	538
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.066%	11/10/42	165	169
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.857%	7/10/43	150	162
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.731%	5/10/45	345	387
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.421%	9/10/45	40	41
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	410	452
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	205	228
[4,6] Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.193%	9/10/47	145	157
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.414%	9/10/47	80	86
4	Bear Stearns Commercial Mortgage
	Securities	5.441%	3/11/39	410	456
4	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	410	421
4	Bear Stearns Commercial Mortgage
	Securities	5.405%	12/11/40	205	227
[4,6] Bear Stearns Commercial Mortgage
	Securities	5.200%	1/12/41	210	222
4	Bear Stearns Commercial Mortgage
	Securities	4.825%	11/11/41	190	204
4	Bear Stearns Commercial Mortgage
	Securities	4.933%	2/13/42	100	108
4	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	870	995
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	369	378
4	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	470	520
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	70	84
[4,6] Citigroup Commercial Mortgage Trust		5.728%	3/15/49	550	607
4	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	75	84
[4,6] Citigroup Commercial Mortgage Trust		6.072%	12/10/49	410	458
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	155	171
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	305	322
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	695	764
4	Commercial Mortgage Pass Through
	Certificates	5.750%	6/10/46	285	317
[4,6] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	445	482
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	305	312
4	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	120	133
[4,6] Credit Suisse Mortgage Capital Certificates		5.713%	6/15/39	355	370
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	260	279
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	189	192
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	372	380

4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	315	345
4	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	450	470
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	305	323
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	100	106
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	410	439
4	Greenwich Capital Commercial Funding Corp.	5.882%	7/10/38	285	317
[4,6] GS Mortgage Securities Corp. II		5.553%	4/10/38	445	484
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	255	271
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	546	573
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	300	314
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.579%	6/12/41	439	473
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	75	79
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	245	274
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	510	524
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	380	407
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.816%	6/15/49	365	389
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	410	452
[4,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	320	352
[4,6] LB-UBS Commercial Mortgage Trust		5.150%	4/15/30	315	346
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	610	674
[4,6] LB-UBS Commercial Mortgage Trust		4.685%	7/15/32	75	78
[4,6] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	550	577
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	315	326
[4,6] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	370	413
4	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	750	833
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	315	342
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	305	325
[4,6] LB-UBS Commercial Mortgage Trust		6.145%	4/15/41	325	366
4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	205	224
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	365	380
4	Merrill Lynch Mortgage Trust	5.665%	5/12/39	410	463
[4,6] Merrill Lynch Mortgage Trust		4.747%	6/12/43	610	663
[4,6] Merrill Lynch Mortgage Trust		5.291%	1/12/44	335	371
[4,6] Merrill Lynch Mortgage Trust		5.834%	6/12/50	345	372
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	110	115
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	205	217
4	Morgan Stanley Capital I	4.970%	4/14/40	340	358
4	Morgan Stanley Capital I	5.328%	11/12/41	490	540
[4,6] Morgan Stanley Capital I		5.638%	6/11/42	345	393
4	Morgan Stanley Capital I	4.989%	8/13/42	365	397
4	Morgan Stanley Capital I	5.230%	9/15/42	380	422
4	Morgan Stanley Capital I	5.727%	10/15/42	305	340
4	Morgan Stanley Capital I	6.278%	1/11/43	635	747
4	Morgan Stanley Capital I	5.332%	12/15/43	325	360
4	Morgan Stanley Capital I	4.660%	9/13/45	325	340

[4,6] Morgan Stanley Capital I		5.654%	4/15/49	75	80
[4,6] Morgan Stanley Capital I		5.692%	4/15/49	375	397
4	Morgan Stanley Capital I	5.809%	12/12/49	815	902
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	385	422
[4,6] Wachovia Bank Commercial Mortgage Trust		5.204%	10/15/44	185	203
[4,6] Wachovia Bank Commercial Mortgage Trust		5.269%	12/15/44	410	453
4	Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	205	219
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $30,706)					31,153
Corporate Bonds (8.4%)
Finance (2.8%)
	Banking (1.9%)
	Abbey National Treasury Services plc	2.875%	4/25/14	125	116
	Abbey National Treasury Services plc	4.000%	4/27/16	515	463
	American Express Co.	6.150%	8/28/17	310	354
	American Express Co.	7.000%	3/19/18	175	211
	American Express Co.	8.125%	5/20/19	155	200
	American Express Co.	8.150%	3/19/38	90	134
	American Express Credit Corp.	5.875%	5/2/13	410	431
	American Express Credit Corp.	5.125%	8/25/14	410	441
	American Express Credit Corp.	2.750%	9/15/15	410	412
	American Express Credit Corp.	2.800%	9/19/16	425	430
	Bank of America Corp.	4.875%	1/15/13	350	352
	Bank of America Corp.	4.900%	5/1/13	350	350
	Bank of America Corp.	5.125%	11/15/14	665	661
	Bank of America Corp.	4.500%	4/1/15	330	319
	Bank of America Corp.	3.700%	9/1/15	330	307
	Bank of America Corp.	3.750%	7/12/16	330	306
	Bank of America Corp.	6.500%	8/1/16	330	332
	Bank of America Corp.	5.750%	12/1/17	495	472
	Bank of America Corp.	5.650%	5/1/18	700	665
	Bank of America Corp.	7.625%	6/1/19	205	213
	Bank of America Corp.	5.625%	7/1/20	285	263
	Bank of America Corp.	5.875%	1/5/21	145	137
	Bank of America Corp.	5.000%	5/13/21	205	187
	Bank of Montreal	2.125%	6/28/13	535	544
	Bank of New York Mellon Corp.	4.300%	5/15/14	205	219
	Bank of New York Mellon Corp.	2.300%	7/28/16	205	207
	Bank of New York Mellon Corp.	2.400%	1/17/17	300	301
	Bank of New York Mellon Corp.	3.550%	9/23/21	225	230
	Bank of Nova Scotia	2.250%	1/22/13	545	552
	Bank of Nova Scotia	3.400%	1/22/15	185	195
	Bank of Nova Scotia	2.900%	3/29/16	105	109
	Bank of Nova Scotia	4.375%	1/13/21	105	114
	Barclays Bank plc	2.500%	1/23/13	195	194
	Barclays Bank plc	5.200%	7/10/14	330	340
	Barclays Bank plc	3.900%	4/7/15	105	106
	Barclays Bank plc	5.000%	9/22/16	185	191
	Barclays Bank plc	6.750%	5/22/19	185	205
	Barclays Bank plc	5.125%	1/8/20	285	292
	Barclays Bank plc	5.140%	10/14/20	105	91
	BB&T Corp.	2.050%	4/28/14	155	157
	BB&T Corp.	5.200%	12/23/15	205	221
	BB&T Corp.	3.200%	3/15/16	185	193
	Bear Stearns Cos. LLC	7.250%	2/1/18	420	491
	BNP Paribas SA	3.250%	3/11/15	595	564
	BNP Paribas SA	3.600%	2/23/16	205	192
	BNP Paribas SA	5.000%	1/15/21	310	297

Canadian Imperial Bank of Commerce	1.450%	9/13/13	410	410
Capital One Bank USA NA	8.800%	7/15/19	300	348
4 Capital One Capital III	7.686%	8/1/66	80	79
Capital One Capital IV	6.745%	2/17/37	330	323
Capital One Capital V	10.250%	8/15/39	80	83
Capital One Capital VI	8.875%	5/15/40	80	82
Capital One Financial Corp.	7.375%	5/23/14	105	115
Capital One Financial Corp.	2.125%	7/15/14	105	104
Capital One Financial Corp.	3.150%	7/15/16	105	105
Capital One Financial Corp.	6.150%	9/1/16	125	130
Capital One Financial Corp.	6.750%	9/15/17	105	118
Capital One Financial Corp.	4.750%	7/15/21	105	109
4 Citigroup Capital XXI	8.300%	12/21/57	205	207
Citigroup Inc.	5.500%	4/11/13	555	567
Citigroup Inc.	6.500%	8/19/13	555	577
Citigroup Inc.	6.375%	8/12/14	265	278
Citigroup Inc.	5.000%	9/15/14	430	426
Citigroup Inc.	5.500%	10/15/14	265	274
Citigroup Inc.	6.010%	1/15/15	265	278
Citigroup Inc.	4.750%	5/19/15	265	269
Citigroup Inc.	4.587%	12/15/15	460	463
Citigroup Inc.	3.953%	6/15/16	185	184
Citigroup Inc.	5.850%	8/2/16	185	196
Citigroup Inc.	5.500%	2/15/17	115	116
Citigroup Inc.	6.125%	11/21/17	515	550
Citigroup Inc.	6.125%	5/15/18	330	351
Citigroup Inc.	8.500%	5/22/19	225	267
Citigroup Inc.	5.375%	8/9/20	185	190
Citigroup Inc.	5.875%	2/22/33	320	269
Citigroup Inc.	5.850%	12/11/34	245	243
Citigroup Inc.	6.125%	8/25/36	215	188
Citigroup Inc.	6.875%	3/5/38	390	436
Citigroup Inc.	8.125%	7/15/39	125	153
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	245	240
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	135	140
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	132
Credit Suisse	5.000%	5/15/13	450	463
Credit Suisse	5.500%	5/1/14	410	429
Credit Suisse	3.500%	3/23/15	515	515
Credit Suisse	6.000%	2/15/18	185	183
Credit Suisse	5.300%	8/13/19	175	180
Credit Suisse	5.400%	1/14/20	225	211
Credit Suisse	4.375%	8/5/20	450	441
4 Credit Suisse AG	5.860%	5/29/49	105	86
Credit Suisse USA Inc.	5.375%	3/2/16	145	154
Credit Suisse USA Inc.	7.125%	7/15/32	90	107
Deutsche Bank AG	2.375%	1/11/13	555	553
Deutsche Bank AG	4.875%	5/20/13	410	419
Deutsche Bank AG	3.875%	8/18/14	105	108
Deutsche Bank AG	3.450%	3/30/15	125	127
Deutsche Bank AG	3.250%	1/11/16	155	157
Deutsche Bank AG	6.000%	9/1/17	285	318
Fifth Third Bancorp	6.250%	5/1/13	410	432
Fifth Third Bancorp	8.250%	3/1/38	310	384

First Horizon National Corp.	5.375%	12/15/15	275	281
First Niagara Financial Group Inc.	7.250%	12/15/21	25	25
Goldman Sachs Capital I	6.345%	2/15/34	275	235
Goldman Sachs Group Inc.	5.250%	10/15/13	515	527
Goldman Sachs Group Inc.	6.000%	5/1/14	555	580
Goldman Sachs Group Inc.	5.125%	1/15/15	410	418
Goldman Sachs Group Inc.	3.700%	8/1/15	390	382
Goldman Sachs Group Inc.	3.625%	2/7/16	390	376
Goldman Sachs Group Inc.	5.750%	10/1/16	370	387
Goldman Sachs Group Inc.	5.625%	1/15/17	205	201
Goldman Sachs Group Inc.	6.250%	9/1/17	245	256
Goldman Sachs Group Inc.	5.950%	1/18/18	310	317
Goldman Sachs Group Inc.	7.500%	2/15/19	245	272
Goldman Sachs Group Inc.	5.375%	3/15/20	410	403
Goldman Sachs Group Inc.	5.250%	7/27/21	350	342
Goldman Sachs Group Inc.	5.950%	1/15/27	105	97
Goldman Sachs Group Inc.	6.125%	2/15/33	205	201
Goldman Sachs Group Inc.	6.750%	10/1/37	770	720
Goldman Sachs Group Inc.	6.250%	2/1/41	440	431
HSBC Bank USA NA	4.625%	4/1/14	105	108
HSBC Bank USA NA	4.875%	8/24/20	400	377
HSBC Bank USA NA	5.875%	11/1/34	375	363
HSBC Bank USA NA	7.000%	1/15/39	300	324
HSBC Holdings plc	5.100%	4/5/21	215	228
HSBC Holdings plc	6.500%	5/2/36	285	291
HSBC Holdings plc	6.500%	9/15/37	285	288
HSBC USA Inc.	5.000%	9/27/20	145	138
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	245	244
JP Morgan Chase Capital XXV	6.800%	10/1/37	460	464
JPMorgan Chase & Co.	5.750%	1/2/13	205	213
JPMorgan Chase & Co.	4.750%	5/1/13	265	277
JPMorgan Chase & Co.	4.650%	6/1/14	535	563
JPMorgan Chase & Co.	5.125%	9/15/14	225	237
JPMorgan Chase & Co.	3.400%	6/24/15	595	606
JPMorgan Chase & Co.	5.150%	10/1/15	205	217
JPMorgan Chase & Co.	3.450%	3/1/16	595	603
JPMorgan Chase & Co.	3.150%	7/5/16	605	608
JPMorgan Chase & Co.	6.000%	1/15/18	690	773
JPMorgan Chase & Co.	6.300%	4/23/19	235	266
JPMorgan Chase & Co.	4.400%	7/22/20	605	605
JPMorgan Chase & Co.	4.625%	5/10/21	185	191
JPMorgan Chase & Co.	4.350%	8/15/21	135	137
JPMorgan Chase & Co.	6.400%	5/15/38	310	359
JPMorgan Chase & Co.	5.600%	7/15/41	300	322
JPMorgan Chase & Co.	5.400%	1/6/42	100	103
JPMorgan Chase Bank NA	6.000%	10/1/17	460	491
KeyCorp	5.100%	3/24/21	410	427
Lloyds TSB Bank plc	4.875%	1/21/16	205	198
Lloyds TSB Bank plc	6.375%	1/21/21	225	226
Merrill Lynch & Co. Inc.	5.450%	7/15/14	185	184
Merrill Lynch & Co. Inc.	6.050%	5/16/16	495	467
Merrill Lynch & Co. Inc.	5.700%	5/2/17	590	537
Merrill Lynch & Co. Inc.	6.400%	8/28/17	370	359
Merrill Lynch & Co. Inc.	6.875%	4/25/18	330	325
Merrill Lynch & Co. Inc.	6.220%	9/15/26	245	202
Merrill Lynch & Co. Inc.	6.110%	1/29/37	310	237
Merrill Lynch & Co. Inc.	7.750%	5/14/38	165	157

Morgan Stanley	5.300%	3/1/13	265	268
Morgan Stanley	4.750%	4/1/14	370	365
Morgan Stanley	4.200%	11/20/14	725	699
Morgan Stanley	6.000%	4/28/15	515	516
Morgan Stanley	5.375%	10/15/15	515	503
Morgan Stanley	3.800%	4/29/16	410	378
Morgan Stanley	5.450%	1/9/17	410	395
Morgan Stanley	5.950%	12/28/17	410	392
Morgan Stanley	6.625%	4/1/18	410	405
Morgan Stanley	7.300%	5/13/19	265	270
Morgan Stanley	5.625%	9/23/19	265	244
Morgan Stanley	5.500%	7/24/20	350	319
Morgan Stanley	5.750%	1/25/21	410	380
Morgan Stanley	7.250%	4/1/32	205	209
National City Corp.	6.875%	5/15/19	310	348
PNC Funding Corp.	3.000%	5/19/14	105	109
PNC Funding Corp.	3.625%	2/8/15	165	174
PNC Funding Corp.	5.250%	11/15/15	125	136
PNC Funding Corp.	2.700%	9/19/16	105	107
PNC Funding Corp.	4.375%	8/11/20	350	379
Royal Bank of Canada	1.450%	10/30/14	115	116
Royal Bank of Canada	2.300%	7/20/16	645	656
Royal Bank of Scotland Group plc	6.400%	10/21/19	145	135
Royal Bank of Scotland plc	3.400%	8/23/13	205	199
Royal Bank of Scotland plc	4.875%	3/16/15	185	176
Royal Bank of Scotland plc	3.950%	9/21/15	205	191
Royal Bank of Scotland plc	4.375%	3/16/16	145	138
Royal Bank of Scotland plc	5.625%	8/24/20	145	139
Royal Bank of Scotland plc	6.125%	1/11/21	145	144
State Street Corp.	2.875%	3/7/16	165	170
State Street Corp.	4.375%	3/7/21	165	181
SunTrust Banks Inc.	3.600%	4/15/16	265	270
SunTrust Banks Inc.	3.500%	1/20/17	80	80
Toronto-Dominion Bank	2.375%	10/19/16	255	260
UBS AG	2.250%	8/12/13	335	332
UBS AG	3.875%	1/15/15	410	408
UBS AG	5.875%	7/15/16	205	207
UBS AG	5.875%	12/20/17	265	275
UBS AG	5.750%	4/25/18	185	192
UBS AG	4.875%	8/4/20	250	247
4 UBS Preferred Funding Trust V	6.243%	5/29/49	105	88
US Bancorp	2.000%	6/14/13	255	259
US Bancorp	4.200%	5/15/14	125	134
US Bancorp	2.450%	7/27/15	145	149
US Bancorp	3.442%	2/1/16	105	108
US Bancorp	4.125%	5/24/21	255	281
US Bank NA	4.950%	10/30/14	250	271
Wachovia Bank NA	6.000%	11/15/17	250	276
Wachovia Bank NA	6.600%	1/15/38	605	681
Wachovia Corp.	5.250%	8/1/14	410	433
Wachovia Corp.	5.750%	2/1/18	310	352
Wells Fargo & Co.	4.375%	1/31/13	615	635
Wells Fargo & Co.	4.950%	10/16/13	105	110
Wells Fargo & Co.	3.750%	10/1/14	205	216
Wells Fargo & Co.	3.676%	6/15/16	330	347
Wells Fargo & Co.	5.125%	9/15/16	740	800
Wells Fargo & Co.	5.625%	12/11/17	310	352

Wells Fargo & Co.	4.600%	4/1/21	310	337
Wells Fargo Bank NA	4.750%	2/9/15	285	298
Westpac Banking Corp.	1.850%	12/9/13	185	185
Westpac Banking Corp.	3.000%	12/9/15	515	517
Westpac Banking Corp.	4.875%	11/19/19	205	219

Brokerage (0.0%)
BlackRock Inc.	5.000%	12/10/19	185	201
Jefferies Group Inc.	3.875%	11/9/15	125	110
Jefferies Group Inc.	5.125%	4/13/18	125	110
Jefferies Group Inc.	8.500%	7/15/19	105	106
Jefferies Group Inc.	6.875%	4/15/21	105	94
Jefferies Group Inc.	6.250%	1/15/36	245	197
Nomura Holdings Inc.	6.700%	3/4/20	125	132

Finance Companies (0.3%)
General Electric Capital Corp.	4.800%	5/1/13	1,435	1,508
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,232
General Electric Capital Corp.	5.625%	9/15/17	1,435	1,589
General Electric Capital Corp.	5.300%	2/11/21	820	870
General Electric Capital Corp.	4.650%	10/17/21	60	62
General Electric Capital Corp.	6.750%	3/15/32	615	718
General Electric Capital Corp.	5.875%	1/14/38	410	433
General Electric Capital Corp.	6.875%	1/10/39	710	846
4 General Electric Capital Corp.	6.375%	11/15/67	165	163
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	125	103
HSBC Finance Corp.	4.750%	7/15/13	185	188
HSBC Finance Corp.	5.250%	4/15/15	150	153
HSBC Finance Corp.	5.000%	6/30/15	205	208
HSBC Finance Corp.	5.500%	1/19/16	275	284
HSBC Finance Corp.	6.676%	1/15/21	265	273
SLM Corp.	5.000%	10/1/13	205	206
SLM Corp.	6.250%	1/25/16	265	259
SLM Corp.	8.450%	6/15/18	105	109
SLM Corp.	8.000%	3/25/20	105	106
SLM Corp.	5.625%	8/1/33	105	80

Insurance (0.5%)
ACE INA Holdings Inc.	2.600%	11/23/15	165	168
ACE INA Holdings Inc.	5.900%	6/15/19	165	196
Aetna Inc.	6.000%	6/15/16	125	144
Aetna Inc.	4.125%	6/1/21	145	151
Aetna Inc.	6.750%	12/15/37	125	157
Aflac Inc.	8.500%	5/15/19	225	276
Allstate Corp.	6.200%	5/16/14	105	117
Allstate Corp.	7.450%	5/16/19	310	380
Allstate Corp.	5.550%	5/9/35	105	112
Allstate Life Global Funding Trusts	5.375%	4/30/13	185	195
American International Group Inc.	4.250%	9/15/14	310	301
American International Group Inc.	5.450%	5/18/17	410	393
American International Group Inc.	8.250%	8/15/18	820	870
4 American International Group Inc.	8.175%	5/15/68	410	370
Aon Corp.	5.000%	9/30/20	265	292
Arch Capital Group Ltd.	7.350%	5/1/34	125	147
Assurant Inc.	6.750%	2/15/34	150	156
AXA SA	8.600%	12/15/30	255	251
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	105	122

Berkshire Hathaway Finance Corp.	4.250%	1/15/21	105	114
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	105	124
Berkshire Hathaway Inc.	2.125%	2/11/13	515	523
Berkshire Hathaway Inc.	2.200%	8/15/16	680	701
Chubb Corp.	5.750%	5/15/18	135	159
4 Chubb Corp.	6.375%	3/29/67	285	281
Cigna Corp.	2.750%	11/15/16	70	70
Cigna Corp.	4.500%	3/15/21	135	138
Cigna Corp.	4.000%	2/15/22	40	40
Cigna Corp.	5.875%	3/15/41	135	143
Cigna Corp.	5.375%	2/15/42	40	40
CNA Financial Corp.	7.350%	11/15/19	135	150
CNA Financial Corp.	5.875%	8/15/20	145	150
Coventry Health Care Inc.	5.450%	6/15/21	265	293
Genworth Financial Inc.	7.700%	6/15/20	215	203
Hartford Financial Services Group Inc.	5.500%	3/30/20	205	205
Lincoln National Corp.	6.250%	2/15/20	255	275
Lincoln National Corp.	7.000%	6/15/40	265	298
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	265	290
MetLife Inc.	2.375%	2/6/14	205	208
MetLife Inc.	5.000%	6/15/15	105	114
MetLife Inc.	6.750%	6/1/16	105	121
MetLife Inc.	6.817%	8/15/18	105	125
MetLife Inc.	7.717%	2/15/19	105	131
MetLife Inc.	4.750%	2/8/21	105	113
MetLife Inc.	6.375%	6/15/34	205	242
MetLife Inc.	6.400%	12/15/66	165	156
MetLife Inc.	5.875%	2/6/41	105	121
Principal Financial Group Inc.	8.875%	5/15/19	410	509
Progressive Corp.	3.750%	8/23/21	145	151
Prudential Financial Inc.	2.750%	1/14/13	105	107
Prudential Financial Inc.	5.150%	1/15/13	145	150
Prudential Financial Inc.	5.100%	9/20/14	145	156
Prudential Financial Inc.	7.375%	6/15/19	205	244
Prudential Financial Inc.	5.375%	6/21/20	105	112
Prudential Financial Inc.	5.750%	7/15/33	370	371
Prudential Financial Inc.	5.700%	12/14/36	105	104
Prudential Financial Inc.	5.625%	5/12/41	105	101
Travelers Cos. Inc.	5.800%	5/15/18	135	159
Travelers Cos. Inc.	3.900%	11/1/20	105	111
Travelers Cos. Inc.	6.250%	6/15/37	145	183
Travelers Cos. Inc.	5.350%	11/1/40	105	122
UnitedHealth Group Inc.	1.875%	11/15/16	225	226
UnitedHealth Group Inc.	6.000%	2/15/18	410	486
UnitedHealth Group Inc.	4.700%	2/15/21	165	185
UnitedHealth Group Inc.	3.375%	11/15/21	105	109
UnitedHealth Group Inc.	6.875%	2/15/38	105	142
UnitedHealth Group Inc.	4.625%	11/15/41	50	52
WellPoint Inc.	5.250%	1/15/16	165	185
WellPoint Inc.	7.000%	2/15/19	145	176
WellPoint Inc.	3.700%	8/15/21	145	148
WellPoint Inc.	6.375%	6/15/37	205	257
Willis Group Holdings plc	5.750%	3/15/21	265	283
XLIT Ltd.	5.750%	10/1/21	795	842

Other Finance (0.0%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	275	281

ORIX Corp.	4.710%	4/27/15	350	361

Real Estate Investment Trusts (0.1%)
Boston Properties LP	4.125%	5/15/21	265	267
Brandywine Operating Partnership LP	4.950%	4/15/18	275	271
Digital Realty Trust LP	5.250%	3/15/21	410	411
ERP Operating LP	4.750%	7/15/20	265	274
HCP Inc.	2.700%	2/1/14	145	145
HCP Inc.	3.750%	2/1/16	145	148
HCP Inc.	5.375%	2/1/21	285	298
Health Care REIT Inc.	3.625%	3/15/16	125	123
Health Care REIT Inc.	5.250%	1/15/22	125	122
Health Care REIT Inc.	6.500%	3/15/41	125	125
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	147
Kimco Realty Corp.	5.700%	5/1/17	150	162
Realty Income Corp.	6.750%	8/15/19	410	467
Simon Property Group LP	4.200%	2/1/15	135	143
Simon Property Group LP	5.250%	12/1/16	135	149
Simon Property Group LP	6.125%	5/30/18	125	144
Simon Property Group LP	5.650%	2/1/20	575	657
Simon Property Group LP	4.375%	3/1/21	105	111
				96,497
Industrial (4.6%)
Basic Industry (0.4%)
Air Products & Chemicals Inc.	3.000%	11/3/21	115	117
Alcoa Inc.	5.550%	2/1/17	410	438
Alcoa Inc.	6.150%	8/15/20	410	424
Alcoa Inc.	5.950%	2/1/37	310	292
AngloGold Ashanti Holdings plc	5.375%	4/15/20	165	163
ArcelorMittal	9.000%	2/15/15	1,025	1,132
ArcelorMittal	6.750%	3/1/41	410	367
Barrick Gold Corp.	2.900%	5/30/16	70	72
Barrick North America Finance LLC	4.400%	5/30/21	690	746
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	625	627
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	75	76
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	26
Cliffs Natural Resources Inc.	4.875%	4/1/21	360	363
Dow Chemical Co.	8.550%	5/15/19	410	534
Dow Chemical Co.	4.125%	11/15/21	185	191
Dow Chemical Co.	9.400%	5/15/39	410	613
Dow Chemical Co.	5.250%	11/15/41	125	132
Ecolab Inc.	2.375%	12/8/14	25	25
Ecolab Inc.	5.500%	12/8/41	25	28
EI du Pont de Nemours & Co.	3.250%	1/15/15	295	316
EI du Pont de Nemours & Co.	3.625%	1/15/21	820	892
FMC Corp.	3.950%	2/1/22	25	25
International Paper Co.	7.950%	6/15/18	410	498
International Paper Co.	7.500%	8/15/21	410	506
International Paper Co.	7.300%	11/15/39	205	247
Mosaic Co.	4.875%	11/15/41	30	31
Nucor Corp.	5.750%	12/1/17	285	335
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	585	670
Praxair Inc.	4.625%	3/30/15	615	678
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	800	935
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	105	107
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	319
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	340	389

Southern Copper Corp.	7.500%	7/27/35	225	244
Teck Resources Ltd.	6.250%	7/15/41	370	424
Vale Overseas Ltd.	6.250%	1/11/16	410	457
Vale Overseas Ltd.	4.625%	9/15/20	615	636
Vale Overseas Ltd.	6.875%	11/21/36	205	233
Vale Overseas Ltd.	6.875%	11/10/39	185	212

Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	245	248
3M Co.	5.700%	3/15/37	105	141
Boeing Capital Corp.	2.125%	8/15/16	115	118
Boeing Capital Corp.	4.700%	10/27/19	125	142
Boeing Co.	5.125%	2/15/13	115	121
Boeing Co.	5.000%	3/15/14	115	126
Boeing Co.	3.500%	2/15/15	115	124
Boeing Co.	4.875%	2/15/20	125	145
Boeing Co.	5.875%	2/15/40	145	187
Caterpillar Financial Services Corp.	2.000%	4/5/13	225	229
Caterpillar Financial Services Corp.	1.550%	12/20/13	330	335
Caterpillar Financial Services Corp.	1.375%	5/20/14	370	375
Caterpillar Financial Services Corp.	2.050%	8/1/16	470	485
Caterpillar Financial Services Corp.	7.150%	2/15/19	310	396
Caterpillar Inc.	3.900%	5/27/21	145	159
Caterpillar Inc.	6.050%	8/15/36	145	188
Caterpillar Inc.	5.200%	5/27/41	165	198
CRH America Inc.	5.750%	1/15/21	410	418
Deere & Co.	5.375%	10/16/29	105	132
Dover Corp.	4.300%	3/1/21	145	163
Dover Corp.	5.375%	3/1/41	105	129
Emerson Electric Co.	5.250%	11/15/39	135	164
General Electric Co.	5.000%	2/1/13	410	429
General Electric Co.	5.250%	12/6/17	410	471
Goodrich Corp.	3.600%	2/1/21	410	427
Honeywell International Inc.	3.875%	2/15/14	125	133
Honeywell International Inc.	5.400%	3/15/16	245	286
Honeywell International Inc.	5.000%	2/15/19	105	122
Honeywell International Inc.	4.250%	3/1/21	105	118
Honeywell International Inc.	5.700%	3/15/37	105	130
Honeywell International Inc.	5.375%	3/1/41	105	128
Illinois Tool Works Inc.	5.150%	4/1/14	105	115
Illinois Tool Works Inc.	3.375%	9/15/21	105	110
Illinois Tool Works Inc.	4.875%	9/15/41	105	120
John Deere Capital Corp.	1.875%	6/17/13	235	239
John Deere Capital Corp.	1.250%	12/2/14	75	76
John Deere Capital Corp.	1.850%	9/15/16	185	186
John Deere Capital Corp.	2.000%	1/13/17	75	76
John Deere Capital Corp.	5.750%	9/10/18	205	248
John Deere Capital Corp.	3.900%	7/12/21	125	136
John Deere Capital Corp.	3.150%	10/15/21	105	108
L-3 Communications Corp.	5.200%	10/15/19	125	127
L-3 Communications Corp.	4.950%	2/15/21	125	124
Lockheed Martin Corp.	2.125%	9/15/16	245	246
Lockheed Martin Corp.	4.250%	11/15/19	80	85
Lockheed Martin Corp.	3.350%	9/15/21	80	79
Lockheed Martin Corp.	6.150%	9/1/36	115	132
Lockheed Martin Corp.	5.500%	11/15/39	155	168
Northrop Grumman Corp.	1.850%	11/15/15	125	125

Northrop Grumman Corp.	3.500%	3/15/21	125	127
Northrop Grumman Corp.	5.050%	11/15/40	125	137
Owens Corning	6.500%	12/1/16	430	466
Raytheon Co.	1.625%	10/15/15	105	105
Raytheon Co.	3.125%	10/15/20	225	227
Raytheon Co.	4.875%	10/15/40	125	131
Republic Services Inc.	3.800%	5/15/18	185	193
Republic Services Inc.	5.000%	3/1/20	125	139
Republic Services Inc.	5.250%	11/15/21	125	141
Republic Services Inc.	5.700%	5/15/41	125	145
Rockwell Collins Inc.	3.100%	11/15/21	50	51
Roper Industries Inc.	6.250%	9/1/19	625	738
Sonoco Products Co.	4.375%	11/1/21	40	41
Sonoco Products Co.	5.750%	11/1/40	40	43
Stanley Black & Decker Inc.	3.400%	12/1/21	175	177
Textron Inc.	5.600%	12/1/17	125	132
Tyco International Finance SA	3.375%	10/15/15	145	152
Tyco International Finance SA	8.500%	1/15/19	125	161
United Technologies Corp.	4.875%	5/1/15	115	129
United Technologies Corp.	6.125%	2/1/19	583	720
United Technologies Corp.	4.500%	4/15/20	495	556
United Technologies Corp.	6.050%	6/1/36	185	233
United Technologies Corp.	5.700%	4/15/40	175	214
Waste Management Inc.	5.000%	3/15/14	105	113
Waste Management Inc.	2.600%	9/1/16	105	107
Waste Management Inc.	6.100%	3/15/18	125	148
Waste Management Inc.	7.375%	3/11/19	80	101
Waste Management Inc.	4.600%	3/1/21	125	136
Waste Management Inc.	7.750%	5/15/32	185	262

Communication (0.9%)
America Movil SAB de CV	5.500%	3/1/14	335	360
America Movil SAB de CV	5.000%	3/30/20	410	456
America Movil SAB de CV	6.125%	3/30/40	410	487
American Tower Corp.	5.050%	9/1/20	205	206
AT&T Inc.	2.500%	8/15/15	410	425
AT&T Inc.	2.950%	5/15/16	410	430
AT&T Inc.	2.400%	8/15/16	945	971
AT&T Inc.	5.500%	2/1/18	410	474
AT&T Inc.	4.450%	5/15/21	410	451
AT&T Inc.	3.875%	8/15/21	615	653
AT&T Inc.	6.300%	1/15/38	410	504
AT&T Inc.	6.550%	2/15/39	410	519
AT&T Inc.	5.350%	9/1/40	585	655
AT&T Inc.	5.550%	8/15/41	235	276
British Telecommunications plc	5.950%	1/15/18	615	678
CBS Corp.	5.750%	4/15/20	285	320
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	205	228
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	310	337
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	467	631
CenturyLink Inc.	6.450%	6/15/21	410	412
Comcast Corp.	5.900%	3/15/16	615	705
Comcast Corp.	5.700%	7/1/19	380	440
Comcast Corp.	5.150%	3/1/20	645	731

Comcast Corp.	6.950%	8/15/37	820	1,032
Deutsche Telekom International Finance BV	5.250%	7/22/13	310	326
Deutsche Telekom International Finance BV	5.875%	8/20/13	165	176
Deutsche Telekom International Finance BV	8.750%	6/15/30	325	452
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	1,025	1,095
Discovery Communications LLC	4.375%	6/15/21	205	217
Embarq Corp.	7.995%	6/1/36	205	215
France Telecom SA	2.750%	9/14/16	820	825
France Telecom SA	4.125%	9/14/21	205	207
France Telecom SA	8.500%	3/1/31	310	442
NBCUniversal Media LLC	2.875%	4/1/16	820	837
NBCUniversal Media LLC	4.375%	4/1/21	205	217
NBCUniversal Media LLC	5.950%	4/1/41	350	416
New Cingular Wireless Services Inc.	8.750%	3/1/31	205	301
News America Inc.	5.300%	12/15/14	205	223
News America Inc.	6.900%	3/1/19	410	483
News America Inc.	4.500%	2/15/21	410	431
News America Inc.	6.550%	3/15/33	292	317
News America Inc.	6.150%	2/15/41	495	567
Qwest Corp.	6.750%	12/1/21	410	446
Reed Elsevier Capital Inc.	8.625%	1/15/19	205	256
Rogers Communications Inc.	5.500%	3/15/14	595	641
Telecom Italia Capital SA	6.175%	6/18/14	410	395
Telecom Italia Capital SA	5.250%	10/1/15	205	188
Telecom Italia Capital SA	7.721%	6/4/38	410	354
Telefonica Emisiones SAU	3.992%	2/16/16	310	299
Telefonica Emisiones SAU	5.134%	4/27/20	205	191
Telefonica Emisiones SAU	5.462%	2/16/21	310	296
Telefonica Emisiones SAU	7.045%	6/20/36	690	677
Time Warner Cable Inc.	7.500%	4/1/14	820	919
Time Warner Cable Inc.	5.000%	2/1/20	820	898
Time Warner Cable Inc.	6.750%	6/15/39	925	1,098
Verizon Communications Inc.	1.950%	3/28/14	410	419
Verizon Communications Inc.	3.000%	4/1/16	205	216
Verizon Communications Inc.	2.000%	11/1/16	350	353
Verizon Communications Inc.	6.100%	4/15/18	205	245
Verizon Communications Inc.	8.750%	11/1/18	410	554
Verizon Communications Inc.	4.600%	4/1/21	615	698
Verizon Communications Inc.	3.500%	11/1/21	165	172
Verizon Communications Inc.	6.400%	2/15/38	410	518
Verizon Communications Inc.	6.000%	4/1/41	145	181
Verizon Communications Inc.	4.750%	11/1/41	125	135
Verizon Global Funding Corp.	7.750%	12/1/30	410	570
Vodafone Group plc	4.150%	6/10/14	412	438
Vodafone Group plc	5.625%	2/27/17	410	476
Vodafone Group plc	6.150%	2/27/37	205	257
WPP Finance 2010	4.750%	11/21/21	575	574

Consumer Cyclical (0.5%)
CVS Caremark Corp.	3.250%	5/18/15	105	111
CVS Caremark Corp.	5.750%	6/1/17	410	478
CVS Caremark Corp.	6.125%	9/15/39	125	152
CVS Caremark Corp.	5.750%	5/15/41	205	244
Daimler Finance North America LLC	8.500%	1/18/31	205	286
Darden Restaurants Inc.	4.500%	10/15/21	70	72
Darden Restaurants Inc.	6.800%	10/15/37	205	237

Home Depot Inc.	5.400%	3/1/16	205	237
Home Depot Inc.	4.400%	4/1/21	310	349
Home Depot Inc.	5.875%	12/16/36	370	464
Johnson Controls Inc.	4.250%	3/1/21	245	262
Johnson Controls Inc.	5.700%	3/1/41	205	229
Kohl's Corp.	4.000%	11/1/21	545	558
Lowe's Cos. Inc.	4.625%	4/15/20	245	272
Lowe's Cos. Inc.	3.750%	4/15/21	205	212
Lowe's Cos. Inc.	5.800%	4/15/40	80	93
Macy's Retail Holdings Inc.	8.125%	7/15/15	410	476
McDonald's Corp.	5.350%	3/1/18	205	245
McDonald's Corp.	2.625%	1/15/22	410	411
Nordstrom Inc.	4.000%	10/15/21	310	326
Target Corp.	6.000%	1/15/18	495	604
Target Corp.	3.875%	7/15/20	145	161
Target Corp.	7.000%	1/15/38	330	464
Time Warner Inc.	3.150%	7/15/15	410	427
Time Warner Inc.	4.875%	3/15/20	615	669
Time Warner Inc.	4.000%	1/15/22	205	211
Time Warner Inc.	6.100%	7/15/40	575	678
Time Warner Inc.	5.375%	10/15/41	205	221
Toyota Motor Credit Corp.	2.800%	1/11/16	410	427
Toyota Motor Credit Corp.	3.400%	9/15/21	205	213
VF Corp.	3.500%	9/1/21	205	212
Viacom Inc.	2.500%	12/15/16	125	126
Viacom Inc.	3.500%	4/1/17	90	93
Viacom Inc.	4.500%	3/1/21	245	262
Viacom Inc.	3.875%	12/15/21	25	26
Viacom Inc.	6.875%	4/30/36	165	209
Wal-Mart Stores Inc.	4.550%	5/1/13	410	432
Wal-Mart Stores Inc.	1.625%	4/15/14	265	271
Wal-Mart Stores Inc.	1.500%	10/25/15	615	629
Wal-Mart Stores Inc.	5.800%	2/15/18	205	252
Wal-Mart Stores Inc.	3.250%	10/25/20	410	438
Wal-Mart Stores Inc.	4.250%	4/15/21	165	191
Wal-Mart Stores Inc.	5.250%	9/1/35	90	106
Wal-Mart Stores Inc.	6.500%	8/15/37	410	566
Wal-Mart Stores Inc.	5.625%	4/15/41	740	950
Walgreen Co.	4.875%	8/1/13	80	85
Walgreen Co.	5.250%	1/15/19	205	244
Walt Disney Co.	4.500%	12/15/13	205	221
Walt Disney Co.	1.350%	8/16/16	165	165
Walt Disney Co.	4.375%	8/16/41	225	239
Walt Disney Co.	4.125%	12/1/41	100	102
Yum! Brands Inc.	5.300%	9/15/19	479	537

Consumer Noncyclical (1.1%)
Abbott Laboratories	5.875%	5/15/16	615	723
Abbott Laboratories	5.125%	4/1/19	310	360
Abbott Laboratories	5.300%	5/27/40	245	294
Altria Group Inc.	8.500%	11/10/13	205	232
Altria Group Inc.	9.700%	11/10/18	410	552
Altria Group Inc.	9.250%	8/6/19	410	551
Altria Group Inc.	9.950%	11/10/38	410	623
AmerisourceBergen Corp.	3.500%	11/15/21	150	155
Amgen Inc.	1.875%	11/15/14	90	91
Amgen Inc.	2.300%	6/15/16	205	204

Amgen Inc.	2.500%	11/15/16	90	91
Amgen Inc.	5.700%	2/1/19	205	231
Amgen Inc.	4.100%	6/15/21	310	318
Amgen Inc.	3.875%	11/15/21	90	91
Amgen Inc.	5.150%	11/15/41	70	73
Amgen Inc.	5.650%	6/15/42	450	487
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	410	457
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	410	442
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	535	692
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	410	482
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	410	648
Archer-Daniels-Midland Co.	4.479%	3/1/21	205	232
Archer-Daniels-Midland Co.	5.375%	9/15/35	125	147
Archer-Daniels-Midland Co.	5.765%	3/1/41	205	259
Aristotle Holding Inc.	4.750%	11/15/21	200	207
Aristotle Holding Inc.	6.125%	11/15/41	150	161
AstraZeneca plc	5.900%	9/15/17	285	344
AstraZeneca plc	6.450%	9/15/37	330	444
Baxter International Inc.	1.850%	1/15/17	150	150
Becton Dickinson and Co.	1.750%	11/8/16	60	60
Becton Dickinson and Co.	3.250%	11/12/20	80	83
Becton Dickinson and Co.	3.125%	11/8/21	170	176
Boston Scientific Corp.	4.500%	1/15/15	205	215
Boston Scientific Corp.	6.000%	1/15/20	100	112
Bristol-Myers Squibb Co.	5.450%	5/1/18	310	371
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	216
Cardinal Health Inc.	4.625%	12/15/20	165	177
CareFusion Corp.	6.375%	8/1/19	165	194
Clorox Co.	3.800%	11/15/21	175	177
Coca-Cola Co.	1.500%	11/15/15	820	832
Coca-Cola Co.	3.300%	9/1/21	310	327
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	209
Coca-Cola HBC Finance BV	5.500%	9/17/15	100	109
Colgate-Palmolive Co.	0.600%	11/15/14	30	30
Colgate-Palmolive Co.	1.300%	1/15/17	125	124
Colgate-Palmolive Co.	2.450%	11/15/21	40	40
Covidien International Finance SA	6.000%	10/15/17	330	391
Covidien International Finance SA	6.550%	10/15/37	105	134
CR Bard Inc.	4.400%	1/15/21	165	185
Delhaize Group SA	6.500%	6/15/17	165	194
Diageo Capital plc	5.200%	1/30/13	135	141
Diageo Capital plc	5.750%	10/23/17	615	723
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	205	213
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	40
Eli Lilly & Co.	5.950%	11/15/37	165	212
General Mills Inc.	3.150%	12/15/21	425	434
General Mills Inc.	5.400%	6/15/40	245	283
Gilead Sciences Inc.	2.400%	12/1/14	150	153
Gilead Sciences Inc.	5.650%	12/1/41	50	55
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	205	217
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	495	597
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	495	658
Hershey Co.	4.125%	12/1/20	165	185
JM Smucker Co.	3.500%	10/15/21	30	31
Johnson & Johnson	1.200%	5/15/14	165	168
Johnson & Johnson	6.730%	11/15/23	245	353
Johnson & Johnson	5.950%	8/15/37	245	334

Kellogg Co.	4.000%	12/15/20	370	392
Kimberly-Clark Corp.	3.875%	3/1/21	410	453
Koninklijke Philips Electronics NV	6.875%	3/11/38	205	260
Kraft Foods Inc.	4.125%	2/9/16	410	445
Kraft Foods Inc.	6.125%	2/1/18	410	481
Kraft Foods Inc.	6.125%	8/23/18	410	484
Kraft Foods Inc.	5.375%	2/10/20	410	472
Kraft Foods Inc.	6.500%	2/9/40	680	873
Kroger Co.	6.400%	8/15/17	165	196
Kroger Co.	6.150%	1/15/20	410	499
Laboratory Corp. of America Holdings	4.625%	11/15/20	165	174
Life Technologies Corp.	6.000%	3/1/20	410	458
Mattel Inc.	5.450%	11/1/41	30	30
McKesson Corp.	4.750%	3/1/21	410	466
Mead Johnson Nutrition Co.	5.900%	11/1/39	265	318
Medco Health Solutions Inc.	7.125%	3/15/18	205	240
Medco Health Solutions Inc.	4.125%	9/15/20	410	408
Medtronic Inc.	3.000%	3/15/15	205	217
Medtronic Inc.	4.125%	3/15/21	410	451
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	25	26
Merck & Co. Inc.	5.300%	12/1/13	205	224
Merck & Co. Inc.	4.000%	6/30/15	410	452
Merck & Co. Inc.	5.000%	6/30/19	205	242
Merck & Co. Inc.	6.550%	9/15/37	410	565
Novartis Capital Corp.	1.900%	4/24/13	410	418
Novartis Capital Corp.	2.900%	4/24/15	205	217
Novartis Securities Investment Ltd.	5.125%	2/10/19	535	628
Partners Healthcare System Inc.	3.443%	7/1/21	50	51
PepsiCo Inc.	0.875%	10/25/13	615	618
PepsiCo Inc.	2.500%	5/10/16	410	427
PepsiCo Inc.	3.000%	8/25/21	1,070	1,099
PepsiCo Inc.	4.875%	11/1/40	165	191
PerkinElmer Inc.	5.000%	11/15/21	40	40
Pfizer Inc.	5.350%	3/15/15	410	465
Pfizer Inc.	6.200%	3/15/19	410	507
Pfizer Inc.	7.200%	3/15/39	410	602
Philip Morris International Inc.	6.875%	3/17/14	310	349
Philip Morris International Inc.	5.650%	5/16/18	410	486
Philip Morris International Inc.	4.125%	5/17/21	370	411
Philip Morris International Inc.	4.375%	11/15/41	70	72
Procter & Gamble Co.	0.700%	8/15/14	410	413
Procter & Gamble Co.	4.700%	2/15/19	310	365
Procter & Gamble Co.	5.550%	3/5/37	205	272
Quest Diagnostics Inc.	4.700%	4/1/21	165	176
Ralcorp Holdings Inc.	6.625%	8/15/39	150	157
Safeway Inc.	3.400%	12/1/16	50	51
Safeway Inc.	3.950%	8/15/20	330	327
Safeway Inc.	4.750%	12/1/21	25	26
Sanofi	4.000%	3/29/21	410	454
Stryker Corp.	2.000%	9/30/16	165	168
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	115	117
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	60	61
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	90	91
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	70	70
Thermo Fisher Scientific Inc.	2.250%	8/15/16	205	210
Unilever Capital Corp.	4.250%	2/10/21	450	516
Wyeth	5.500%	2/15/16	410	477

Wyeth	5.950%	4/1/37	310	397
Zimmer Holdings Inc.	4.625%	11/30/19	205	224

Energy (0.6%)
Anadarko Petroleum Corp.	5.950%	9/15/16	495	561
Anadarko Petroleum Corp.	6.200%	3/15/40	410	459
Apache Corp.	3.625%	2/1/21	615	664
Baker Hughes Inc.	3.200%	8/15/21	205	211
Baker Hughes Inc.	5.125%	9/15/40	245	288
BP Capital Markets plc	3.200%	3/11/16	1,230	1,290
BP Capital Markets plc	4.742%	3/11/21	535	608
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	720
Cenovus Energy Inc.	4.500%	9/15/14	410	442
ConocoPhillips	4.600%	1/15/15	410	456
ConocoPhillips	5.750%	2/1/19	410	496
ConocoPhillips	6.000%	1/15/20	330	410
ConocoPhillips	5.900%	5/15/38	80	102
ConocoPhillips	6.500%	2/1/39	410	564
Devon Energy Corp.	5.600%	7/15/41	410	497
Encana Corp.	6.500%	5/15/19	615	728
Ensco plc	3.250%	3/15/16	615	628
EOG Resources Inc.	2.500%	2/1/16	495	512
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	6.700%	9/15/38	80	107
Halliburton Co.	4.500%	11/15/41	105	107
Hess Corp.	8.125%	2/15/19	495	635
Husky Energy Inc.	7.250%	12/15/19	205	251
Marathon Oil Corp.	6.800%	3/15/32	330	402
Nabors Industries Inc.	6.150%	2/15/18	370	414
Nexen Inc.	5.875%	3/10/35	410	418
Noble Energy Inc.	8.250%	3/1/19	165	216
Noble Energy Inc.	4.150%	12/15/21	25	26
Noble Holding International Ltd.	3.050%	3/1/16	310	320
Occidental Petroleum Corp.	2.500%	2/1/16	495	519
Occidental Petroleum Corp.	4.125%	6/1/16	205	229
Shell International Finance BV	1.875%	3/25/13	1,645	1,676
Shell International Finance BV	6.375%	12/15/38	320	437
Suncor Energy Inc.	6.500%	6/15/38	770	968
Suncor Energy Inc.	6.850%	6/1/39	135	170
Talisman Energy Inc.	7.750%	6/1/19	615	758
Total Capital SA	2.300%	3/15/16	535	550
Total Capital SA	4.125%	1/28/21	262	285
Transocean Inc.	4.950%	11/15/15	575	586
Valero Energy Corp.	6.125%	6/15/17	488	545
Valero Energy Corp.	6.625%	6/15/37	330	353
Weatherford International Ltd.	5.125%	9/15/20	615	643
Williams Cos. Inc.	7.750%	6/15/31	314	399

Other Industrial (0.0%)
California Institute of Technology Revenue	4.700%	11/1/11	150	151

Technology (0.4%)
Applied Materials Inc.	4.300%	6/15/21	310	330
Broadcom Corp.	2.700%	11/1/18	265	266
CA Inc.	5.375%	12/1/19	205	222
Cisco Systems Inc.	1.625%	3/14/14	1,435	1,465
Cisco Systems Inc.	5.500%	1/15/40	330	402

Computer Sciences Corp.	5.500%	3/15/13	205	205
Corning Inc.	5.750%	8/15/40	165	193
Dell Inc.	4.700%	4/15/13	410	430
Fiserv Inc.	3.125%	6/15/16	285	289
Google Inc.	1.250%	5/19/14	330	335
Hewlett-Packard Co.	4.500%	3/1/13	495	510
Hewlett-Packard Co.	1.250%	9/13/13	410	404
Hewlett-Packard Co.	6.125%	3/1/14	250	270
Hewlett-Packard Co.	2.200%	12/1/15	75	73
Hewlett-Packard Co.	3.000%	9/15/16	325	329
Hewlett-Packard Co.	6.000%	9/15/41	410	456
Intel Corp.	4.800%	10/1/41	330	365
International Business Machines Corp.	1.000%	8/5/13	1,850	1,866
International Business Machines Corp.	5.600%	11/30/39	410	528
Juniper Networks Inc.	4.600%	3/15/21	310	330
Microsoft Corp.	2.950%	6/1/14	310	328
Microsoft Corp.	4.200%	6/1/19	410	471
Microsoft Corp.	5.200%	6/1/39	279	344
Nokia Oyj	6.625%	5/15/39	410	394
Oracle Corp.	4.950%	4/15/13	410	433
Oracle Corp.	5.750%	4/15/18	615	749
Oracle Corp.	6.125%	7/8/39	370	490
Oracle Corp.	5.375%	7/15/40	205	252
Pitney Bowes Inc.	4.875%	8/15/14	410	436
SAIC Inc.	4.450%	12/1/20	410	436
Texas Instruments Inc.	1.375%	5/15/14	310	315
Tyco Electronics Group SA	6.550%	10/1/17	205	237
Xerox Corp.	4.250%	2/15/15	495	522
Xerox Corp.	6.350%	5/15/18	205	231
Xerox Corp.	4.500%	5/15/21	185	188

Transportation (0.2%)
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	442
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	423
Canadian National Railway Co.	5.550%	3/1/19	265	319
Canadian Pacific Railway Ltd.	5.750%	1/15/42	25	26
CSX Corp.	3.700%	10/30/20	205	209
CSX Corp.	4.250%	6/1/21	410	438
CSX Corp.	4.750%	5/30/42	410	423
FedEx Corp.	8.000%	1/15/19	125	164
Norfolk Southern Corp.	5.900%	6/15/19	410	496
Norfolk Southern Corp.	4.837%	10/1/41	310	331
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	284	291
Ryder System Inc.	3.150%	3/2/15	310	318
Southwest Airlines Co.	5.250%	10/1/14	115	123
Union Pacific Corp.	7.125%	2/1/28	410	539
United Parcel Service Inc.	3.125%	1/15/21	615	652
United Parcel Service Inc.	6.200%	1/15/38	165	221
				158,973
Utilities (1.0%)
Electric (0.7%)
Appalachian Power Co.	7.000%	4/1/38	360	483
Arizona Public Service Co.	5.500%	9/1/35	150	173
Commonwealth Edison Co.	1.950%	9/1/16	615	614
Commonwealth Edison Co.	6.450%	1/15/38	330	433
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	232	254

Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	410	513
Constellation Energy Group Inc.	5.150%	12/1/20	495	539
Consumers Energy Co.	6.700%	9/15/19	495	627
Detroit Edison Co.	3.450%	10/1/20	410	431
Dominion Resources Inc.	1.950%	8/15/16	410	414
Dominion Resources Inc.	5.600%	11/15/16	470	547
Dominion Resources Inc.	7.000%	6/15/38	420	571
Duke Energy Carolinas LLC	3.900%	6/15/21	330	363
Duke Energy Carolinas LLC	5.300%	2/15/40	410	498
Duke Energy Corp.	5.650%	6/15/13	575	613
Exelon Generation Co. LLC	6.200%	10/1/17	205	236
FirstEnergy Corp.	7.375%	11/15/31	615	760
Florida Power & Light Co.	5.850%	5/1/37	410	527
Florida Power & Light Co.	4.125%	2/1/42	75	77
Florida Power Corp.	5.100%	12/1/15	410	466
Kansas City Power & Light Co.	5.300%	10/1/41	205	222
Kentucky Utilities Co.	1.625%	11/1/15	330	333
MidAmerican Energy Co.	5.950%	7/15/17	410	481
Midamerican Energy Holdings Co.	6.500%	9/15/37	370	461
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	615	659
Nevada Power Co.	6.650%	4/1/36	410	549
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	656
NSTAR	4.500%	11/15/19	495	548
Oglethorpe Power Corp.	5.375%	11/1/40	205	240
Ohio Power Co.	6.000%	6/1/16	330	380
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	401
Pacific Gas & Electric Co.	4.800%	3/1/14	615	662
Pacific Gas & Electric Co.	3.500%	10/1/20	410	428
Pacific Gas & Electric Co.	6.050%	3/1/34	410	510
PacifiCorp	5.750%	4/1/37	410	506
Pennsylvania Electric Co.	5.200%	4/1/20	205	229
Pepco Holdings Inc.	2.700%	10/1/15	205	208
PPL Electric Utilities Corp.	3.000%	9/15/21	410	413
Progress Energy Inc.	5.625%	1/15/16	205	234
Progress Energy Inc.	6.000%	12/1/39	410	514
PSEG Power LLC	5.320%	9/15/16	615	686
San Diego Gas & Electric Co.	4.500%	8/15/40	205	229
SCANA Corp.	4.750%	5/15/21	205	217
Southern California Edison Co.	5.350%	7/15/35	450	540
Southern California Edison Co.	4.500%	9/1/40	205	224
Southern Co.	1.950%	9/1/16	410	415
Southern Power Co.	5.150%	9/15/41	410	434
TECO Finance Inc.	6.572%	11/1/17	330	395
Tucson Electric Power Co.	5.150%	11/15/21	30	32
Union Electric Co.	6.700%	2/1/19	310	376
Wisconsin Electric Power Co.	2.950%	9/15/21	635	647
Xcel Energy Inc.	4.700%	5/15/20	205	233
Xcel Energy Inc.	6.500%	7/1/36	410	526

Natural Gas (0.3%)
CenterPoint Energy Resources Corp.	6.150%	5/1/16	205	238
El Paso Natural Gas Co.	5.950%	4/15/17	410	459
Enbridge Energy Partners LP	9.875%	3/1/19	495	655
Energy Transfer Partners LP	5.950%	2/1/15	330	357
Energy Transfer Partners LP	4.650%	6/1/21	495	483
Enterprise Products Operating LLC	5.600%	10/15/14	410	451

Enterprise Products Operating LLC	5.200%	9/1/20	410	452
Enterprise Products Operating LLC	5.950%	2/1/41	495	552
Kinder Morgan Energy Partners LP	3.500%	3/1/16	615	639
Kinder Morgan Energy Partners LP	6.950%	1/15/38	410	469
Magellan Midstream Partners LP	5.650%	10/15/16	410	468
Nisource Finance Corp.	6.400%	3/15/18	615	707
ONEOK Inc.	6.000%	6/15/35	165	176
ONEOK Partners LP	6.150%	10/1/16	410	472
ONEOK Partners LP	6.125%	2/1/41	245	286
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	243
Sempra Energy	6.500%	6/1/16	615	719
Sempra Energy	6.000%	10/15/39	205	254
Southern Union Co.	7.600%	2/1/24	205	241
Spectra Energy Capital LLC	8.000%	10/1/19	165	209
TransCanada PipeLines Ltd.	3.800%	10/1/20	410	441
TransCanada PipeLines Ltd.	7.625%	1/15/39	410	591
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	205	235
Williams Partners LP	5.250%	3/15/20	495	550

				33,074
Total Corporate Bonds (Cost $286,404)				288,544
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
African Development Bank	3.000%	5/27/14	615	648
Asian Development Bank	2.625%	2/9/15	1,870	1,980
Asian Development Bank	1.875%	10/23/18	80	82
Banco do Brasil SA	3.875%	1/23/17	50	49
Brazilian Government International Bond	6.000%	1/17/17	1,645	1,926
Brazilian Government International Bond	4.875%	1/22/21	2,055	2,292
Canada Government International Bond	2.375%	9/10/14	615	645
Colombia Government International Bond	4.375%	7/12/21	1,230	1,316
Corp Andina de Fomento	3.750%	1/15/16	615	621
Council Of Europe Development Bank	2.625%	2/16/16	410	432
7 Development Bank of Japan	4.250%	6/9/15	410	450
European Bank for Reconstruction &
Development	1.375%	10/20/16	615	618
European Investment Bank	1.250%	2/14/14	410	410
European Investment Bank	3.125%	6/4/14	2,055	2,143
European Investment Bank	0.875%	12/15/14	430	423
European Investment Bank	1.625%	9/1/15	4,105	4,105
European Investment Bank	1.375%	10/20/15	2,055	2,036
Export Development Canada	1.250%	10/26/16	495	500
Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,057
Hungary Government International Bond	6.250%	1/29/20	410	375
Hungary Government International Bond	6.375%	3/29/21	310	285
Hydro Quebec	2.000%	6/30/16	100	102
Hydro Quebec	8.400%	1/15/22	410	597
Inter-American Development Bank	1.375%	10/18/16	390	395
Inter-American Development Bank	1.750%	8/24/18	2,055	2,073
International Bank for Reconstruction &
Development	2.375%	5/26/15	2,730	2,870
International Bank for Reconstruction &
Development	1.000%	9/15/16	205	205
International Finance Corp.	1.125%	11/23/16	1,125	1,127
Israel Government International Bond	5.500%	11/9/16	470	537
7 Japan Finance Corp.	1.875%	9/24/15	1,435	1,459

Korea Development Bank	3.250%	3/9/16	820	810
Korea Finance Corp.	4.625%	11/16/21	600	600
8 Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	6,160	6,447
8 Kreditanstalt fuer Wiederaufbau	1.250%	10/5/16	1,645	1,633
8 Kreditanstalt fuer Wiederaufbau	2.375%	8/25/21	410	410
8 Landwirtschaftliche Rentenbank	4.125%	7/15/13	30	32
8 Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,230	1,282
Mexico Government International Bond	5.625%	1/15/17	2,055	2,362
Mexico Government International Bond	5.125%	1/15/20	410	469
Mexico Government International Bond	6.050%	1/11/40	965	1,177
Nordic Investment Bank	2.500%	7/15/15	410	432
9 Oesterreichische Kontrollbank AG	1.375%	1/21/14	1,025	1,025
Panama Government International Bond	5.200%	1/30/20	820	927
Peruvian Government International Bond	8.750%	11/21/33	665	1,012
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	1,665	1,777
Petroleos Mexicanos	5.500%	1/21/21	1,355	1,467
Poland Government International Bond	6.375%	7/15/19	915	1,011
Poland Government International Bond	5.000%	3/23/22	40	40
Province of British Columbia	2.100%	5/18/16	820	853
Province of Manitoba	4.900%	12/6/16	410	474
Province of Nova Scotia	2.375%	7/21/15	410	426
Province of Ontario	2.300%	5/10/16	410	422
Province of Ontario	1.600%	9/21/16	2,875	2,881
Quebec	3.500%	7/29/20	1,230	1,326
Republic of Italy	3.125%	1/26/15	410	373
Republic of Italy	5.250%	9/20/16	1,620	1,515
Republic of Korea	4.875%	9/22/14	615	660
South Africa Government International Bond	5.500%	3/9/20	760	848
Statoil ASA	3.125%	8/17/17	410	429
Statoil ASA	5.250%	4/15/19	410	473
Svensk Exportkredit AB	2.125%	7/13/16	615	612
Total Sovereign Bonds (Cost $65,638)				65,963
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	410	467
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	410	535
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	285	326
California GO	7.500%	4/1/34	1,470	1,759
California GO	7.550%	4/1/39	205	251
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	410	484
Connecticut GO	5.850%	3/15/32	310	378
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	410	432
Illinois GO	4.071%	1/1/14	820	846
Illinois GO	5.100%	6/1/33	945	862
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	285	381
Los Angeles CA Unified School District GO	5.750%	7/1/34	410	454
Massachusetts GO	5.456%	12/1/39	285	345
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	285	332
Metropolitan New York Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	410	493

[10] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	410	498
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	410	448
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	300	390
New York City NY GO	5.968%	3/1/36	410	486
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	410	512
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	205	239
Ohio State University General Receipts
Revenue	4.800%	6/1/11	40	42
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	559
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	245	291
Texas GO	5.517%	4/1/39	410	511
University of California Revenue	5.770%	5/15/43	410	471
Washington GO	5.140%	8/1/40	205	236
Total Taxable Municipal Bonds (Cost $12,779)				13,028
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
[11] Vanguard Market Liquidity Fund	0.110%		54,098,966	54,099

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	0.005%	2/9/12	335	335
[12] United States Treasury Bill	0.016%	3/22/12	5,000	5,000
				5,335
Total Temporary Cash Investments (Cost $59,434)				59,434
Total Investments (100.9%) (Cost $3,145,911)				3,461,425
Other Assets and Liabilities-Net (-0.9%)				(30,697)
Net Assets (100%)				3,430,728

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.9% and 1.2%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2011.
6 Adjustable-rate security.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Federal Republic of Germany.

9 Guaranteed by the Republic of Austria.
10 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
12 Securities with a value of $5,000,000 have been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011-03, "Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements." The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management has concluded that treating the mortgage-dollar-roll arrangements entered into by the fund as purchases and sales continues to be appropriate.

Asset Allocation Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,037,072	—	3
U.S. Government and Agency Obligations	—	966,228	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	31,153	—
Corporate Bonds	—	288,544	—
Sovereign Bonds	—	65,963	—
Taxable Municipal Bonds	—	13,028	—
Temporary Cash Investments	54,099	5,335	—
Futures Contracts—Assets[1]	16	—	—
Futures Contracts—Liabilities[1]	(100)	—	—
Total	2,091,087	1,370,251	3
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of September 30, 2011	—
Transfers into Level 3	3
Balance as of December 31, 2011	3

E. Futures Contracts: Futures Contracts: The fund uses S&P 500 Index and U.S. Treasury futures contracts , with the objectives of maintaining full exposure to the stock and bond markets, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Asset Allocation Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	57	17,850	367

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2011, the cost of investment securities for tax purposes was $3,145,911,000. Net unrealized appreciation of investment securities for tax purposes was $315,514,000, consisting of unrealized gains of $587,396,000 on securities that had risen in value since their purchase and $271,882,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Value Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (8.3%)
CBS Corp. Class B	149,200	4,049
Macy's Inc.	113,500	3,652
News Corp. Class A	190,700	3,402
Foot Locker Inc.	126,000	3,004
VF Corp.	23,000	2,921
Brinker International Inc.	104,600	2,799
Time Warner Cable Inc.	40,500	2,575
DISH Network Corp. Class A	89,530	2,550
Dillard's Inc. Class A	53,600	2,406
Walt Disney Co.	62,600	2,347
Standard Motor Products Inc.	95,246	1,910
Limited Brands Inc.	44,900	1,812
* Domino's Pizza Inc.	45,900	1,558
Penske Automotive Group Inc.	75,800	1,459
Comcast Corp. Class A	56,389	1,337
* American Axle & Manufacturing Holdings Inc.	126,400	1,250
Finish Line Inc. Class A	46,100	889
Movado Group Inc.	43,500	790
* Dana Holding Corp.	37,000	450
* TRW Automotive Holdings Corp.	7,468	243
		41,403
Consumer Staples (7.1%)
Procter & Gamble Co.	147,269	9,824
Philip Morris International Inc.	47,650	3,740
Lorillard Inc.	32,800	3,739
Coca-Cola Enterprises Inc.	102,500	2,642
Hormel Foods Corp.	78,300	2,293
Kroger Co.	93,800	2,272
Whole Foods Market Inc.	27,662	1,925
Clorox Co.	25,000	1,664
Kraft Foods Inc.	41,518	1,551
* Smithfield Foods Inc.	60,300	1,464
* Constellation Brands Inc. Class A	67,200	1,389
CVS Caremark Corp.	25,300	1,032
Colgate-Palmolive Co.	9,000	832
B&G Foods Inc. Class A	25,000	602
SUPERVALU Inc.	50,000	406
* Spectrum Brands Holdings Inc.	7,500	205
		35,580
Energy (12.3%)
Chevron Corp.	161,530	17,187
Exxon Mobil Corp.	116,100	9,841
ConocoPhillips	133,390	9,720
Marathon Oil Corp.	152,037	4,450
Occidental Petroleum Corp.	44,700	4,188
Devon Energy Corp.	64,600	4,005
Marathon Petroleum Corp.	97,668	3,251
Valero Energy Corp.	148,440	3,125

* Tesoro Corp.	109,400	2,556
National Oilwell Varco Inc.	14,300	972
Helmerich & Payne Inc.	12,400	724
* Stone Energy Corp.	21,400	565
Chesapeake Energy Corp.	19,000	423
* Western Refining Inc.	22,500	299
		61,306
Financials (25.0%)
JPMorgan Chase & Co.	361,140	12,008
Wells Fargo & Co.	387,423	10,677
* Berkshire Hathaway Inc. Class B	91,100	6,951
US Bancorp	241,100	6,522
PNC Financial Services Group Inc.	87,900	5,069
ACE Ltd.	64,000	4,488
Chubb Corp.	62,300	4,312
Citigroup Inc.	154,161	4,056
American Express Co.	84,800	4,000
Capital One Financial Corp.	93,100	3,937
Discover Financial Services	138,200	3,317
* Arch Capital Group Ltd.	85,400	3,179
Torchmark Corp.	72,600	3,150
KeyCorp	403,200	3,101
Lincoln National Corp.	145,300	2,822
Unum Group	127,000	2,676
Reinsurance Group of America Inc. Class A	50,100	2,618
* NASDAQ OMX Group Inc.	105,700	2,591
Allied World Assurance Co. Holdings AG	38,334	2,412
HCP Inc.	55,800	2,312
American Financial Group Inc.	62,120	2,292
Ameriprise Financial Inc.	45,220	2,245
Bank of America Corp.	365,476	2,032
Cash America International Inc.	34,600	1,613
Simon Property Group Inc.	11,900	1,534
Morgan Stanley	100,000	1,513
Taubman Centers Inc.	23,500	1,459
Kimco Realty Corp.	89,600	1,455
Commerce Bancshares Inc.	37,380	1,425
Rayonier Inc.	29,100	1,299
Aflac Inc.	28,500	1,233
CBL & Associates Properties Inc.	78,200	1,228
Hospitality Properties Trust	51,300	1,179
Sun Communities Inc.	31,900	1,165
Goldman Sachs Group Inc.	12,317	1,114
* Strategic Hotels & Resorts Inc.	202,900	1,090
Lexington Realty Trust	144,100	1,079
BOK Financial Corp.	19,500	1,071
Potlatch Corp.	30,200	939
Ashford Hospitality Trust Inc.	111,400	891
* Forest City Enterprises Inc. Class A	67,400	797
* World Acceptance Corp.	10,300	757
Douglas Emmett Inc.	35,100	640
Highwoods Properties Inc.	21,000	623
Post Properties Inc.	13,300	581
Public Storage	4,200	565
Nelnet Inc. Class A	20,300	497
RLI Corp.	5,500	401
* CNO Financial Group Inc.	63,000	398

Franklin Resources Inc.	3,250	312
NYSE Euronext	11,100	290
Health Care REIT Inc.	3,500	191
Equity Residential	2,700	154
WesBanco Inc.	6,121	119
Annaly Capital Management Inc.	7,300	116
		124,495
Health Care (12.8%)
Pfizer Inc.	610,925	13,220
Johnson & Johnson	117,550	7,709
Bristol-Myers Squibb Co.	200,050	7,050
UnitedHealth Group Inc.	132,800	6,730
Merck & Co. Inc.	146,701	5,531
Eli Lilly & Co.	115,400	4,796
Humana Inc.	43,700	3,828
Aetna Inc.	85,300	3,599
* Biogen Idec Inc.	24,600	2,707
McKesson Corp.	30,300	2,361
Abbott Laboratories	34,000	1,912
* Charles River Laboratories International Inc.	68,100	1,861
Amgen Inc.	21,900	1,406
AmerisourceBergen Corp. Class A	23,900	889
* Jazz Pharmaceuticals Inc.	5,400	209
* Par Pharmaceutical Cos. Inc.	2,200	72
		63,880
Industrials (9.4%)
General Electric Co.	861,240	15,425
Norfolk Southern Corp.	58,500	4,262
Northrop Grumman Corp.	63,700	3,725
Parker Hannifin Corp.	40,000	3,050
* Alaska Air Group Inc.	38,850	2,917
Lockheed Martin Corp.	34,300	2,775
* CNH Global NV	63,400	2,282
Dover Corp.	33,000	1,916
Tyco International Ltd.	34,000	1,588
General Dynamics Corp.	20,000	1,328
Deluxe Corp.	53,800	1,225
Eaton Corp.	26,900	1,171
Pitney Bowes Inc.	62,700	1,162
* AGCO Corp.	23,800	1,023
Chicago Bridge & Iron Co. NV	25,000	945
Cummins Inc.	10,100	889
* Nielsen Holdings NV	20,000	594
Union Pacific Corp.	3,400	360
		46,637
Information Technology (9.2%)
Intel Corp.	325,500	7,893
Cisco Systems Inc.	240,200	4,343
Motorola Solutions Inc.	81,942	3,793
* Dell Inc.	197,400	2,888
* LSI Corp.	452,700	2,694
Microsoft Corp.	102,800	2,669
* Western Digital Corp.	83,100	2,572
* Booz Allen Hamilton Holding Corp.	148,400	2,560
Fair Isaac Corp.	67,900	2,434
Jabil Circuit Inc.	122,100	2,400

KLA-Tencor Corp.	41,000	1,978
* CACI International Inc. Class A	33,500	1,873
Hewlett-Packard Co.	53,300	1,373
* FEI Co.	32,900	1,342
Applied Materials Inc.	86,300	924
International Business Machines Corp.	5,000	919
* Freescale Semiconductor Holdings I Ltd.	70,600	893
* Entegris Inc.	86,500	755
* Motorola Mobility Holdings Inc.	18,987	737
* Teradata Corp.	9,600	466
* Novellus Systems Inc.	5,000	206
* Electronic Arts Inc.	7,600	157
		45,869
Materials (3.4%)
International Paper Co.	118,900	3,519
CF Industries Holdings Inc.	17,600	2,552
Eastman Chemical Co.	61,800	2,414
* Rockwood Holdings Inc.	60,400	2,378
PPG Industries Inc.	26,800	2,237
Buckeye Technologies Inc.	57,637	1,927
Dow Chemical Co.	31,800	915
Domtar Corp.	10,400	832
		16,774
Telecommunication Services (4.9%)
AT&T Inc.	516,310	15,613
Verizon Communications Inc.	225,502	9,047
		24,660
Utilities (7.4%)
American Electric Power Co. Inc.	101,200	4,181
Entergy Corp.	50,300	3,674
Public Service Enterprise Group Inc.	110,600	3,651
TECO Energy Inc.	168,700	3,229
Ameren Corp.	97,100	3,217
CenterPoint Energy Inc.	155,800	3,130
Consolidated Edison Inc.	46,800	2,903
Alliant Energy Corp.	64,500	2,845
NiSource Inc.	115,200	2,743
Pepco Holdings Inc.	121,300	2,462
Cleco Corp.	43,900	1,673
DTE Energy Co.	30,300	1,650
CMS Energy Corp.	45,300	1,000
NorthWestern Corp.	17,700	633
		36,991
Total Common Stocks (Cost $467,880)		497,595

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2 Vanguard Market Liquidity Fund	0.110%		1,761,191	1,761

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.030%	2/8/12	100	100
[3,4] Federal Home Loan Bank Discount Notes	0.025%	3/14/12	100	100
				200
Total Temporary Cash Investments (Cost $1,961)				1,961
Total Investments (100.2%) (Cost $469,841)				499,556
Other Assets and Liabilities-Net (-0.2%)				(991)
Net Assets (100%)				498,565

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	497,595	—	—
Temporary Cash Investments	1,761	200	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	499,351	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2012	19	1,190	25
S&P 500 Index	March 2012	1	313	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2011, the cost of investment securities for tax purposes was $469,841,000. Net unrealized appreciation of investment securities for tax purposes was $29,715,000, consisting of unrealized gains of $59,516,000 on securities that had risen in value since their purchase and $29,801,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of December 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (13.1%)
* PulteGroup Inc.	1,485,910	9,376
* Buck Holdings LP Private Placement	271,000	9,271
Kohl's Corp.	166,200	8,202
* Amazon.com Inc.	45,765	7,922
* Dana Holding Corp.	550,570	6,689
Brunswick Corp.	335,875	6,066
DeVry Inc.	124,800	4,800
Rent-A-Center Inc.	123,830	4,582
* Liz Claiborne Inc.	456,130	3,936
* GameStop Corp. Class A	160,985	3,884
Lowe's Cos. Inc.	136,100	3,454
* Hanesbrands Inc.	131,105	2,866
* General Motors Co.	131,905	2,674
Comcast Corp. Class A	106,700	2,530
Target Corp.	41,200	2,110
* Samsonite International SA	1,325,520	2,074
* Allstar Co-Invest LLC Private Placement	1,647,100	1,706
Gildan Activewear Inc. Class A	53,540	1,006
		83,148
Consumer Staples (7.0%)
* Green Mountain Coffee Roasters Inc.	303,800	13,625
Molson Coors Brewing Co. Class B	192,700	8,390
Archer-Daniels-Midland Co.	217,200	6,212
^ Diamond Foods Inc.	165,605	5,344
Maple Leaf Foods Inc.	398,200	4,233
Tyson Foods Inc. Class A	177,600	3,666
China Agri-Industries Holdings Ltd.	3,841,000	2,914
		44,384
Energy (13.3%)
* Cobalt International Energy Inc.	1,000,435	15,527
Chesapeake Energy Corp.	364,805	8,131
Occidental Petroleum Corp.	80,400	7,533
* Alpha Natural Resources Inc.	325,419	6,648
Inpex Corp.	890	5,604
* Southwestern Energy Co.	174,400	5,570
* Petroleum Geo-Services ASA	471,635	5,140
Pioneer Natural Resources Co.	51,425	4,601
Statoil ASA ADR	163,400	4,185
Noble Corp.	130,900	3,956
Canadian Natural Resources Ltd.	97,400	3,640
* Newfield Exploration Co.	78,765	2,972
Consol Energy Inc.	80,100	2,940
* Lone Pine Resources Inc.	324,400	2,274
Apache Corp.	19,500	1,766
Baker Hughes Inc.	33,400	1,625
Tsakos Energy Navigation Ltd.	231,700	1,108
* Hornbeck Offshore Services Inc.	32,005	993
		84,213

Financials (22.3%)
	Wells Fargo & Co.	828,930	22,845
	JPMorgan Chase & Co.	519,480	17,273
	Bank of America Corp.	2,903,417	16,143
	BB&T Corp.	453,300	11,409
	Unum Group	386,000	8,133
	Reinsurance Group of America Inc. Class A	114,500	5,983
	BlackRock Inc.	30,800	5,490
	Principal Financial Group Inc.	212,300	5,223
	Everest Re Group Ltd.	55,400	4,659
	Swiss Re AG	77,747	3,953
	Goldman Sachs Group Inc.	41,200	3,726
*	Genworth Financial Inc. Class A	556,490	3,645
	Barclays plc	1,291,055	3,536
	Platinum Underwriters Holdings Ltd.	101,600	3,466
	Fifth Third Bancorp	259,700	3,303
	Ameriprise Financial Inc.	63,775	3,166
*	ING Groep NV	420,390	3,006
	Ageas	1,920,421	2,967
*	NASDAQ OMX Group Inc.	110,900	2,718
	StanCorp Financial Group Inc.	72,200	2,653
	Weyerhaeuser Co.	136,500	2,548
	Radian Group Inc.	932,810	2,183
	NYSE Euronext	81,200	2,119
*	UBS AG	61,970	735
			140,882
Health Care (10.9%)
	Merck & Co. Inc.	392,100	14,782
	Medtronic Inc.	201,300	7,700
	Roche Holding AG	41,272	6,980
*	Elan Corp. plc ADR	475,595	6,535
*	Gilead Sciences Inc.	138,785	5,680
	Universal Health Services Inc. Class B	142,700	5,545
*	WuXi PharmaTech Cayman Inc. ADR	304,200	3,358
*,^ Novavax Inc.		2,297,050	2,894
	Almirall SA	345,089	2,364
	Covidien plc	51,400	2,313
*	Agilent Technologies Inc.	60,800	2,124
*,^ AVANIR Pharmaceuticals Inc.		900,200	1,845
*	Seattle Genetics Inc.	110,000	1,839
	Daiichi Sankyo Co. Ltd.	91,500	1,812
	Amgen Inc.	27,100	1,740
	UCB SA	26,567	1,115
	Teva Pharmaceutical Industries Ltd. ADR	6,480	262
			68,888
Industrials (5.5%)
*	Delta Air Lines Inc.	518,080	4,191
	Knight Transportation Inc.	218,800	3,422
	United Parcel Service Inc. Class B	46,200	3,381
	L-3 Communications Holdings Inc.	46,200	3,081
	Toll Holdings Ltd.	629,879	2,712
*	Meritor Inc.	505,655	2,690
*	United Continental Holdings Inc.	138,205	2,608
	PACCAR Inc.	69,000	2,586
	General Dynamics Corp.	38,100	2,530
*	Navistar International Corp.	52,125	1,975

	Pentair Inc.	57,200	1,904
	AirAsia Bhd.	1,530,500	1,819
*	Swift Transportation Co.	166,140	1,369
*	Hertz Global Holdings Inc.	62,910	737
			35,005
Information Technology (17.9%)
*	Juniper Networks Inc.	507,105	10,350
*	Acme Packet Inc.	303,340	9,376
*	Rovi Corp.	355,135	8,729
	Western Union Co.	471,600	8,611
*	eBay Inc.	257,080	7,797
	Oracle Corp.	236,995	6,079
*	JDS Uniphase Corp.	573,000	5,982
	Jabil Circuit Inc.	282,660	5,557
*	Booz Allen Hamilton Holding Corp.	316,667	5,463
	Activision Blizzard Inc.	385,651	4,751
*	TiVo Inc.	490,130	4,397
*	Apple Inc.	10,320	4,180
*	Flextronics International Ltd.	718,700	4,068
	Harris Corp.	109,100	3,932
	Paychex Inc.	117,700	3,544
*	MicroStrategy Inc. Class A	28,591	3,097
	Microsoft Corp.	113,700	2,952
*	Baidu Inc. ADR	24,825	2,891
	Cisco Systems Inc.	153,300	2,772
*	ON Semiconductor Corp.	336,190	2,595
*	RF Micro Devices Inc.	340,580	1,839
*	Avnet Inc.	57,100	1,775
	Corning Inc.	128,800	1,672
*	Micron Technology Inc.	127,320	801
			113,210
Materials (8.3%)
	Methanex Corp.	486,555	11,103
	Barrick Gold Corp.	143,070	6,474
*	Louisiana-Pacific Corp.	735,455	5,935
*,^ Molycorp Inc.		227,615	5,458
	Cabot Corp.	154,300	4,959
	Freeport-McMoRan Copper & Gold Inc.	117,350	4,317
	CRH plc	180,131	3,575
	Akzo Nobel NV	64,725	3,119
	ArcelorMittal	158,625	2,886
	Mosaic Co.	50,100	2,527
*	Detour Gold Corp.	84,945	2,097
			52,450
Utilities (1.8%)
	Entergy Corp.	87,700	6,407
	UGI Corp.	111,600	3,281
	NV Energy Inc.	115,000	1,880
			11,568
Total Common Stocks (Cost $668,699)			633,748

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.2%)
Money Market Fund (0.7%)
[1,2] Vanguard Market Liquidity Fund	0.110%		4,345,100	4,345

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.5%)
Credit Suisse Securities (USA) LLC
(Dated 12/30/11, Repurchase Value
$3,100,000, collateralized by U.S. Treasury
Note/Bond, 4.500%, 5/15/17)	0.020%	1/3/12	3,100	3,100

Total Temporary Cash Investments (Cost $7,445)				7,445
Total Investments (101.3%) (Cost $676,144)				641,193
Other Assets and Liabilities-Net (-1.3%)[2]				(8,087)
Net Assets (100%)				633,106

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,101,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $4,345,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Capital Value Fund

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	569,347	53,424	10,977
Temporary Cash Investments	4,345	3,100	—
Total	573,692	56,524	10,977

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of September 30, 2011	11,691
Transfers out of Level 3	(1,681)
Change in Unrealized Appreciation (Depreciation)	967
Balance as of December 31, 2011	10,977

E. At December 31, 2011, the cost of investment securities for tax purposes was $676,144,000. Net unrealized depreciation of investment securities for tax purposes was $34,951,000, consisting of unrealized gains of $52,884,000 on securities that had risen in value since their purchase and $87,835,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	February 21, 2012

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	February 21, 2012

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see
File Number 33-23444, Incorporated by Reference.